VANGUARD
MUNICIPAL BOND
FUND

Semiannual Report
April 30, 1998

[PHOTO]

[THE VANGUARD GROUP LOGO]

OUR CREW MAKES THE DIFFERENCE

Throughout our history, The Vanguard Group has received considerable attention as the low-cost provider of mutual funds. While such accolades are gratifying, we are most proud, not of our low operating expenses or the billions of dollars we manage, but of our sterling reputation created by the Vanguard crew.

      We recognize that it is our crew members--more than 7,000 highly motivated men and women--who form the cornerstone of our operations. We could not survive long--let alone prosper--without them. That's why we chose this fiscal year's fund reports to celebrate the spirit, enthusiasm, and achievements of our crew. (We call those who work at Vanguard crew members, not employees, because they operate as a team to accomplish our mission of serving you, our clients.)

      But while we prize the collective contributions of our crew, we also take time to recognize the importance of the individual. Each calendar quarter, we present our Award For Excellence to a handful of crew members who have demonstrated particular excellence in the performance of their jobs and who embody "The Vanguard Spirit." Our report cover shows only a few of the more than 300 crew members who have received this distinction since 1984.

      They, along with the rest of our valiant crew, look forward to serving you in the years ahead.

[PHOTO]                                      [PHOTO]

John C. Bogle                                John J. Brennan
Senior Chairman                              Chairman & CEO

CONTENTS

A MESSAGE TO OUR SHAREHOLDERS ................   1
THE MARKETS IN PERSPECTIVE ...................   4
REPORT FROM THE ADVISER ......................   6
PERFORMANCE SUMMARIES ........................   8
PORTFOLIO PROFILES ...........................  12
FINANCIAL STATEMENTS .........................  20

All comparative mutual fund data are from Lipper Analytical Services, Inc., or Morningstar unless otherwise noted.

FELLOW SHAREHOLDER,

      Favorable economic conditions led to positive total returns for each Portfolio of Vanguard Municipal Bond Fund during the first half of its fiscal year. Interest rates held steady and yields ended the half-year on April 30 almost exactly where they started. Thus, your returns during this period came almost entirely from interest income, rather than from the small price fluctuations.

      Total returns ranged from +1.7% for our Money Market Portfolio to +3.0% for our High-Yield Portfolio. These are healthy returns for municipal bond funds. Not only is 100% of the income return exempt from federal income taxes, but inflation kept an extraordinarily low profile during this period. What price changes there were slightly dampened total returns for the Short-Term, Limited-Term, Intermediate-Term, and Insured Long-Term Portfolios and enhanced returns a bit for the Long-Term and High-Yield Portfolios. The table at right shows the six-month total return (capital change plus reinvested dividends) for each Portfolio, as well as its capital and income components and current yield as of April 30.

------------------------------------------------------------------
                               COMPONENTS OF TOTAL RETURNS
                              SIX MONTHS ENDED APRIL 30, 1998
                         -----------------------------------------
                          TOTAL    INCOME   CAPITAL   CURRENT
PORTFOLIO                 RETURN   RETURN   RETURN     YIELD*
------------------------------------------------------------------
Money Market**           +1.7%     +1.7%     0.0%      3.94%
Short-Term               +1.8      +2.0     -0.2       3.73
Limited-Term             +1.8      +2.2     -0.4       3.98
Intermediate-Term        +2.1      +2.5     -0.4       4.34
Insured Long-Term        +2.5      +2.7     -0.2       4.69
Long-Term                +2.7      +2.6     +0.1       4.75
High-Yield               +3.0      +2.7     +0.3       4.80
------------------------------------------------------------------

 *SEC 7-day annualized yield for Money Market Portfolio; SEC 30-day annualized yield for other Portfolios.

**An investment in a money market fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that the fund will be able to maintain a stable net asset value of $1 per share.

      Per-share figures for each Portfolio, including net asset values, income dividends, and any distributions from net realized capital gains, are presented in the table following this letter. The average credit quality of each is reported in the Portfolio Profiles beginning on page 12.

THE PERIOD IN REVIEW

The U.S. economy's performance during the six months ended April 30 was, quite simply, astounding. After growing by nearly 4% in 1997, the economy expanded at a 4.8% annual pace in the January-March period, even though a stronger U.S. dollar and economic turmoil in Asia began to crimp U.S. exports and to boost sales of imported goods. The nation's unemployment rate fell to 4.3% in April, its lowest level in more than 28 years. Yet a strong job market and robust economic growth did not push up prices; key inflation measures actually showed a slowing in price increases. Consumer prices rose only 0.6% for the half-year.

      Financial markets flourished in this ideal environment. The Standard & Poor's 500 Composite Stock Price Index rose during each month of the period, and its six-month total return of +22.5% was equal to approximately two years' worth of returns at the stock market's long-term annual average of about +11%. Interest rates on Treasury securities declined by roughly 20 basis points (0.20 percentage point) on balance during the six months, engendering modest price increases. The Lehman Brothers Aggregate Bond Index, a good measure of the overall taxable bond market, returned +3.6%. The yield on 3-month

U.S. Treasury bills was 4.97% on April 30, nearly one-quarter percentage point below the 5.20% level at which it began the half-year.

      The yield on high-grade, long-term tax-exempt bonds rose from 5.40% on October 31, 1997, to 5.45% on November 4, then drifted down to 5.10% by mid-January before rising to 5.39% by April 30. Yields on high-quality, short-term municipal securities ended the period at 3.70%, down from 3.75% at the beginning. At 5.39%, the yield on 20-year tax-exempt bonds as of April 30 was equal to an unusually high 90% of the concurrent yield on 20-year (taxable) U.S. Treasury bonds. For investors in the maximum marginal tax bracket of 39.6%, a 5.39% tax-exempt yield is equivalent to a yield of 8.92% on taxable bonds, far above the 5.0% return on long-term U.S. Treasury bonds. For high-bracket investors in short-term municipals, the tax-exempt yield of 3.70% is equivalent to a yield of 6.13% on Treasury bills.

      Five of our seven Portfolios provided a higher total return for the six months than the average fund holding tax-exempt securities of similar quality and maturity. A sixth, our Short-Term Portfolio, matched its peers. Our High-Yield Portfolio fell short of the average high-yield fund by 0.3 percentage point, reflecting in part its emphasis on the higher-quality segment of the below-investment-grade category.

      Our low expenses greatly assisted our managers in retaining these margins of superiority over competing funds. Cost matters, especially for bond funds, where the universe of securities with a particular quality rating or maturity is relatively homogeneous. The costs of operating funds account for a large portion of the difference in their relative performance. The annualized expense ratios of Vanguard Municipal Bond Fund's Portfolios during the past six months amounted to about 0.20%. Average expense ratios of competing funds range from 0.68% for money market funds to 1.18% for long-term and high-yield funds. As a result, we can pass along to our shareholders a far larger share of the interest income we receive.

IN SUMMARY

Though returns on bonds may have seemed meager compared to the historic gains on stock investments in recent years, they have actually been quite attractive by historical standards, thanks to the prevailing low inflation rates.

      Municipal bond funds not only provide current income that is exempt from taxes, but they can help to diversify a portfolio. While bond fund prices do fluctuate, their ups and downs are not necessarily in sync with the movements of stock funds, so they can help to smooth out the fluctuations of a balanced portfolio that also contains stock funds and money market funds.

      We believe that such balanced portfolios--in proportions suitable to each person's financial situation, investment goals, and tolerance of risk--can help investors to "stay the course" toward their investment objectives, whether the financial markets provide smooth or stormy sailing.



/s/ JOHN C. BOGLE                   /s/ JOHN J. BRENNAN

John C. Bogle                       John J. Brennan
Senior Chairman                     Chairman and
                                    Chief Executive Officer
May 18, 1998

PORTFOLIO STATISTICS
-------------------------------------------------------------------------------------------
                          NET ASSET VALUE
                             PER SHARE                      SIX MONTHS
                     --------------------------       -----------------------
                     OCTOBER 31,      APRIL 30,        INCOME         CAPITAL       CURRENT
PORTFOLIO               1997            1998          DIVIDENDS        GAINS        YIELD*
-------------------------------------------------------------------------------------------
Money Market        $ 1.00          $ 1.00         $0.017                --          3.94%
Short-Term           15.58           15.55          0.305            $0.006          3.73
Limited-Term         10.74           10.70          0.228                --          3.98
Intermediate-Term    13.35           13.25          0.329             0.052          4.34
Insured Long-Term    12.51           12.41          0.328             0.081          4.69
Long-Term            11.18           11.13          0.289             0.058          4.75
High-Yield           10.83           10.81          0.289             0.052          4.80
-------------------------------------------------------------------------------------------

*SEC 7-day annualized yield for Money Market Portfolio; SEC 30-day annualized yield for other Portfolios.

THE MARKETS IN PERSPECTIVE
Six Months Ended April 30, 1998

Financial markets, it is said, don't like surprises. But when the surprises are positive--remarkably strong economic growth coupled with conspicuously tame inflation--the markets seem to cope quite nicely. So it was during the half-year ended April 30, when the good times kept rolling for U.S. stock and bond markets. The stock market produced half-year returns that would have been excellent even for a full year. The bond market, helped by lower interest rates, generated solid returns.

      Plentiful jobs--the nation's unemployment rate fell in April to a 28-year low of 4.3%--and rising wages clearly put American households in a buying mood. (The stock market's big gains, by pumping up millions of families' investment accounts, certainly didn't dampen spirits either.) With strong spending by consumers leading the way, the U.S. economy grew at an annual rate of about 4%, even after adjusting for inflation.

      Although most economists believe that sustained growth in excess of 3% is bound to be inflationary, evidence to support the theory has been scarce of late. Consumer prices rose just 0.6% during the six months, and the Consumer Price Index was up a relatively benign 1.4% for the 12 months ended April 30, 1998. Wholesale prices declined 1.2% during the past year. Stiff competitive pressure, including an increasing flow of imported products and materials, appears to be keeping the lid on prices, despite the bubbling economy.

------------------------------------------------------------------------
                                                   TOTAL RETURNS
                                           PERIODS ENDED APRIL 30, 1998
                                        --------------------------------
                                        6 MONTHS     1 YEAR     5 YEARS*
------------------------------------------------------------------------
EQUITY
  S&P 500 Index                          22.5%      41.1%        23.2%
  Russell 2000 Index                     11.9       42.4         18.5
  MSCI EAFE Index                        15.6       19.2         10.4
------------------------------------------------------------------------
FIXED INCOME
  Lehman Aggregate Bond Index             3.6%      10.9%         6.9%
  Lehman 10-Year Municipal Bond Index     2.5        9.0          6.6
  Salomon Brothers Three-Month
     U.S. Treasury Bill Index             2.6        5.3          4.9
------------------------------------------------------------------------
OTHER
  Consumer Price Index                    0.6%       1.4%         2.4%
------------------------------------------------------------------------

*Annualized.

      Economic troubles in Asia--where currency and banking crises are afflicting several nations--have resulted in lower prices for many imported goods and are being blamed by some U.S. companies for cutting into profits. But Asia's problems haven't spooked U.S. consumers and investors, and have only slightly slowed the domestic economy's powerful momentum.

U.S. EQUITY MARKETS

Wall Street sprinted to record heights during the half-year. The gains were broad-based, although the big blue chip stocks again led the way.
Large-capitalization stocks, as represented by the S&P 500 Index, returned 22.5%, nearly double the 11.9% return on the small-cap Russell 2000 Index.

      Lower interest rates supported stock prices by making interest-bearing investments relatively less attractive to investors looking for a place to put new cash. The good inflation news helped, too. Even so, the size of the market's gains was surprising in light of an evident slowing in the growth rate for corporate profits. Since November, analysts have been reducing their estimates of future corporate earnings, and actual profits reported for the January-March quarter were only modestly above those of first-quarter 1997. If corporate earnings growth does not accelerate, stocks may lose some of their allure.

      Health-care stocks were the market's best-performing sector during the period, as a number of hot-selling new drugs and exciting potential therapies heightened interest in pharmaceutical companies. Also, some health-maintenance organization stocks rebounded from depressed levels. The only sectors that didn't post double-digit gains during the half-year were integrated oil companies (up 9.5%) and the "other energy" group, which includes oil-services and exploration firms (down 3.5%). Lower energy prices--a key factor in inflation's good behavior--explained the weakness in energy stocks.

U.S. FIXED-INCOME MARKETS

Fixed-income investors earned the coupon rates on their bonds during the half-year, and saw a modest rise in the prices of their holdings, thanks to declining interest rates. The Lehman Aggregate Bond Index, a good measure of the overall market for taxable bonds, provided a 3.6% return for the six months, bringing its total return over the past 12 months to 10.9%, a superb inflation-adjusted return of 9.5%. The yield on the benchmark 30-year U.S. Treasury bond decreased from 6.15% on October 31, 1997, to 5.95% on April 30. A rate decline of 20 basis points in the face of such strong economic growth was possible because inflation--the enemy of the fixed-income investor--was so weak during the six months.

      Short-term interest rates also declined, although the Federal Reserve Board made no policy changes. The yield on 3-month U.S. Treasury bills fell from 5.20% on October 31 to 4.97% on April 30, at least partly because it became clear that the federal government would run a sizable budget surplus, which will reduce the Treasury's need to borrow and, therefore, reduce the supply of new Treasury securities.

INTERNATIONAL EQUITY MARKETS

Europe's stock markets were even hotter than Wall Street during the first half of fiscal 1998, while most Asian markets declined in U.S. dollar terms. Overall, the Morgan Stanley Capital International Europe, Australasia, Far East Index gained 15.6% in U.S. dollar terms. The Index returned 21.3% in local currency terms, but a generally stronger U.S. dollar cut the result for U.S. investors.

      European markets were buoyed by a variety of factors and rose 33.6% in local-currency terms. The dollar's gains against European currencies diminished the return for U.S. investors only slightly to a still-exceptional 29.2%. The markets benefited from signs that the economic slump on the continent is ending, from evidence that corporate managements are adopting a U.S.-style emphasis on adding shareholder value, and from increasing confidence that the planned adoption of the euro--a single European currency--would begin as planned in January 1999.

      The Pacific region's experience was very different. Although some emerging markets (Malaysia, Thailand, South Korea) rebounded from their lows, stock returns for the region on balance fell 8.8% in U.S.-dollar terms. Japan, by far the Pacific Rim's largest market, was beset by economic recession and dropped 10.0%, while Hong Kong fell 9.6%. Investors in Tokyo were decidedly unimpressed with the Japanese government's program for reviving the economy and dealing with the problems of the nation's banking system.

      Emerging markets, as a group, returned 5.6% in dollar terms. Gains in Greece (50.0%), Hungary (30.1%), Brazil (16.6%), and Argentina (13.7%) more than offset weakness in Asian emerging markets, most notably Indonesia (down a stunning 61.4%).

REPORT FROM THE ADVISER


      The fiscal half-year ended April 30, 1998, was a period that displayed little "point to point" volatility in interest rates. This relative stability is apparent in the following table, which shows representative yields to maturity of AA-rated generic general obligation bonds at the beginning and end of the six months. However, the apparent tranquility overlay an energetic tug-of-war between the slowing effects on international trade of massive Asian currency devaluations and the robust strength of the U.S. economy. Played out with daily media coverage, the tug-of-war has produced no clear victor to date.

-----------------------------------------------------------
          YIELDS ON GENERIC AA GENERAL OBLIGATION BONDS
-----------------------------------------------------------
                         AS OF                    AS OF
MATURITY (YEARS)    OCTOBER 31, 1997         APRIL 30, 1998
-----------------------------------------------------------
1                        3.95%                    4.10%
5                        4.45                     4.60
10                       4.90                     4.90
20                       5.50                     5.45
30                       5.60                     5.55
40                       5.65                     5.60
-----------------------------------------------------------

      While events in Pacific Rim countries and the domestic economic situation may seem to have little relevance to the sleepy, even "quirky," municipal bond market, they are indeed closely linked through the functioning of modern capital markets. Municipal bond yields and prices are tied to the U.S. Treasury bond market, the bellwether for all dollar-denominated bonds. The Treasury bond market, in turn, is intimately linked to Federal Reserve monetary policy and to the international supply of and demand for capital. The Fed's monetary policy currently is based on policymakers' expectations regarding the inflationary effects of a robust domestic economy and the currency turmoil abroad. Thus do the bond prices of the Lower Merion (Pa.) School District, to name one example in thousands, bob gently up and down with indirect reactions to the latest news from Jakarta or the U.S. Department of Commerce.

      The per-share net asset values of your Fund's seven Portfolios fluctuate in close harmony with the price activity of each Portfolio's constituent securities. Because each Portfolio differs from the others in the maturities (and price volatility) of its constituent bonds, each represents a separate, distinct, and well-defined "basket" of risk and return. All in all, over the last six months the seven Portfolios performed exactly as one would expect for a period with negligible movement in interest rates. They earned six months' worth of tax-exempt interest income, offset or augmented to a slight degree by small changes in net asset value. The Message to Shareholders, beginning on page 1, presents the income and capital returns for each Portfolio.

QUALITY: GOOD AND BAD NEWS

Your Portfolios, in general, hold bonds of higher average quality than their non-Vanguard peers. As such, we expect them to have lower default risk. Furthermore, the individual bond holdings should be less likely to suffer downgrades in credit ratings by the national bond-rating services.

      We believe this extra quality in the Portfolios is a virtue appreciated by our owners, the shareholders. Metaphorically speaking, they sleep more soundly knowing their credit risks are low. However, better quality almost invariably comes at a cost, although the magnitude of the cost, in terms of the potential incremental return forgone, varies over the course of an economic cycle. We have witnessed in the last several years a dramatic change in the "costs" incurred by the Portfolios to own higher-quality securities.

      Understanding the return implications of these historic changes requires thinking about quality in two dimensions: interest income and differential price behavior. A simple hypothetical example illustrates these two dimensions. Take the case of a top-quality and a medium-quality bond. Last year, Bond A, a 30-year, Aaa-rated obligation, yielded 5.60% to maturity. Bond B, a riskier Baa-rated obligation, yielded 6.25% to maturity. In today's market, Bond A and B yield, respectively, 5.20% and 5.55%. Their performances over the year, expressed as total return, will be a combination of their initial yield and the percentage change in each bond's price. The sum of the two components of our hypothetical bonds is shown above.

--------------------------------------------------------
                                        BOND A    BOND B
--------------------------------------------------------
Interest                                5.60%     6.25%
Principal Change                        3.32      5.71
--------------------------------------------------------
Total Return                            8.92%    11.96%
--------------------------------------------------------

      It is noteworthy that because the differential between the yield on the riskier bond and the yield on the safer bond shrank (from 0.65% to 0.35%) over the year, the riskier bond's price increased appreciably more than its counterpart. This phenomenon is called "quality-spread compression." What was illustrated hypothetically for Bonds A and B occurred in reality in the municipal bond market. Quality-spread compression benefited most competing funds in comparison with us (although appreciably less so than in our theoretical example) over the last 18 months. That's the bad news. The good news is that despite the headwinds we endured because of quality-spread compression, the Portfolios still acquitted themselves well against competitors, thanks to conscientious and opportunistic value-management strategies and to an enduring expense-ratio advantage that dwarfs the income we surrender by holding safer bonds.

      We take comfort in knowing that quality spreads do not perpetually move closer. There are limits to how narrow quality-yield differentials can become, and we are likely to be at or near those limits today. When spread compression transforms into expansion, the result will be a tailwind that should help our performance relative to competitors'. When that occurs (as it inevitably will), our better quality becomes a good news-good news story.

Ian A. MacKinnon, Managing Director
Christopher M. Ryon, Principal
Pamela Wisehaupt Tynan, Principal
Reid O. Smith, Principal
Vanguard Fixed Income Group

May 12, 1998

INVESTMENT PHILOSOPHY

Each Portfolio holds a diversified group of municipal bonds designed to produce a high level of current, tax-exempt income consistent with each Portfolio's maturity and quality mandates. In managing the Fund, Vanguard Fixed Income Group follows a disciplined investment policy, meeting well-defined standards for credit quality and keeping each Portfolio within its stated maturity range, while seeking to exceed, with reasonable consistency over the long term, average returns achieved by comparable funds.

PERFORMANCE SUMMARIES


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolios. Note that annual returns can fluctuate widely. An investment in a money market fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that the fund will be able to maintain a stable value of $1 per share.

MONEY MARKET PORTFOLIO
TOTAL INVESTMENT RETURNS: JUNE 10, 1980-APRIL 30, 1998
---------------------------------------------------------------
                 MONEY MARKET PORTFOLIO            AVERAGE
                                                    FUND*
FISCAL       CAPITAL     INCOME      TOTAL          TOTAL
YEAR         RETURN      RETURN      RETURN        RETURN
---------------------------------------------------------------
1980         0.0%        1.3%        1.3%           0.1%
1981         0.0         6.4         6.4            6.2
1982         0.0         7.4         7.4            7.8
1983         0.0         5.1         5.1            4.8
1984         0.0         5.8         5.8            5.4
1985         0.0         5.4         5.4            5.0
1986         0.0         4.9         4.9            4.6
1987         0.0         4.4         4.4            3.9
1988         0.0         5.0         5.0            4.7
1989         0.0         6.3         6.3            5.9
1990         0.0         5.9         5.9            5.5
1991         0.0         4.8         4.8            4.5
1992         0.0         3.3         3.3            2.8
1993         0.0         2.5         2.5            2.0
1994         0.0         2.5         2.5            2.1
1995         0.0         3.7         3.7            3.3
1996         0.0         3.4         3.4            3.0
1997         0.0         3.5         3.5            3.0
1998**       0.0         1.7         1.7            1.5
---------------------------------------------------------------

 *Average Tax-Exempt Money Market Fund.

**Six months ended April 30, 1998.

See Financial Highlights table on page 29 for dividend information for the past five years.


SHORT-TERM PORTFOLIO
TOTAL INVESTMENT RETURNS: OCTOBER 31, 1977-APRIL 30, 1998
-------------------------------------------------------------------
                    SHORT-TERM PORTFOLIO               LEHMAN*
FISCAL        CAPITAL     INCOME        TOTAL          TOTAL
YEAR          RETURN      RETURN        RETURN         RETURN
-------------------------------------------------------------------
1978          -1.1%       3.5%          2.4%           N/A
1979          -0.7        4.4           3.7            N/A
1980           0.9        5.3           6.2            N/A
1981           0.1        6.7           6.8            N/A
1982           2.4        8.3          10.7            N/A
1983          -0.5        6.1           5.6            N/A
1984          -0.1        6.5           6.4            N/A
1985           0.7        6.5           7.2            N/A
1986           1.6        6.1           7.7           11.0%
1987          -2.2        5.0           2.8            3.2
1988           1.6        5.4           7.0            5.9
1989           0.3        6.0           6.3            6.2
1990           0.4        6.1           6.5            7.0
1991           1.2        5.7           6.9            9.4
1992           0.8        4.5           5.3            7.8
1993           0.3        3.9           4.2            6.6
1994          -1.3        3.5           2.2            1.4
1995           1.2        4.1           5.3            8.0
1996          -0.1        4.0           3.9            4.5
1997           0.0        4.0           4.0            5.5
1998**        -0.2        2.0           1.8            1.9
-------------------------------------------------------------------

 *Lehman 3 Year Municipal Bond Index.

**Six months ended April 30, 1998.

See Financial Highlights table on page 30 for dividend and capital gains information for the past five years.


AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED MARCH 31, 1998*

----------------------------------------------------------------------------------------------------
                                                                                   10 YEARS
                                        INCEPTION                          -------------------------
                                          DATE         1 YEAR    5 YEARS   CAPITAL   INCOME    TOTAL
----------------------------------------------------------------------------------------------------
Money Market Portfolio                  6/10/1980      3.53%     3.21%     0.00%     4.03%     4.03%
Short-Term Portfolio                    9/1/1977       4.56      3.84      0.27      4.64      4.91
----------------------------------------------------------------------------------------------------

*SEC rules require that we provide this average annual total return information through the latest calendar quarter.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolios. Note, too, that both share price and return can fluctuate widely, so an investment in the Portfolios could lose money.

LIMITED-TERM PORTFOLIO
TOTAL INVESTMENT RETURNS: AUGUST 31, 1987-APRIL 30, 1998
-------------------------------------------------------------
                  LIMITED-TERM PORTFOLIO              LEHMAN*
FISCAL       CAPITAL     INCOME         TOTAL         TOTAL
YEAR         RETURN      RETURN         RETURN        RETURN
-------------------------------------------------------------
1987         -0.6%       1.0%           0.4%          -0.2%
1988          2.2        6.3            8.5            5.9
1989          0.0        6.5            6.5            6.2
1990          0.7        6.5            7.2            7.0
1991          2.8        6.1            8.9            9.4
1992          1.7        5.3            7.0            7.8
1993          2.4        4.6            7.0            6.6
1994         -3.1        4.2            1.1            1.4
1995          2.5        4.7            7.2            8.0
1996         -0.2        4.6            4.4            4.5
1997          0.5        4.5            5.0            5.5
1998**       -0.4        2.2            1.8            1.9
-------------------------------------------------------------

 *Lehman 3 Year Municipal Bond Index.

**Six months ended April 30, 1998.

See Financial Highlights table on page 30 for dividend and capital gains information for the past five years.

INTERMEDIATE-TERM PORTFOLIO
TOTAL INVESTMENT RETURNS: OCTOBER 31, 1977-APRIL 30, 1998
-------------------------------------------------------------
               INTERMEDIATE-TERM PORTFOLIO           LEHMAN*
FISCAL       CAPITAL     INCOME        TOTAL         TOTAL
YEAR         RETURN      RETURN        RETURN        RETURN
-------------------------------------------------------------
1978         -5.6%        4.4%         -1.2%          N/A
1979         -9.5         4.8          -4.7           N/A
1980        -11.6         5.9          -5.7           N/A
1981        -18.4         7.4         -11.0           N/A
1982         15.4        11.3          26.7           N/A
1983          0.3         8.4           8.7           N/A
1984         -1.7         8.9           7.2           N/A
1985          7.2         9.4          16.6           N/A
1986         10.8         8.5          19.3          19.8%
1987         -7.9         6.6          -1.3          -0.4
1988          6.4         7.5          13.9          10.5
1989          0.3         7.2           7.5           6.3
1990          0.3         7.0           7.3           8.0
1991          5.6         7.0          12.6          11.2
1992          1.2         6.0           7.2           8.2
1993          8.4         5.9          14.3          12.0
1994         -6.5         5.0          -1.5          -1.9
1995          6.3         5.8          12.1          12.3
1996         -0.3         5.2           4.9           4.7
1997          1.3         5.3           6.6           7.4
1998**       -0.4         2.5           2.1           2.2
-------------------------------------------------------------

 *Lehman 7 Year Municipal Bond Index.

**Six months ended April 30, 1998.

See Financial Highlights table on page 31 for dividend and capital gains information for the past five years.


AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED MARCH 31, 1998*
-----------------------------------------------------------------------------------------------------
                                                                                      10 YEARS
                                       INCEPTION                            -------------------------
                                          DATE        1 YEAR     5 YEARS    CAPITAL   INCOME    TOTAL
-----------------------------------------------------------------------------------------------------
Limited-Term Portfolio                 8/31/1987      6.02%      4.62%      0.71%     5.25%     5.96%
Intermediate-Term Portfolio             9/1/1977      8.10       6.18       1.86      6.08      7.94
-----------------------------------------------------------------------------------------------------

*SEC rules require that we provide this average annual total return information through the latest calendar quarter.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolios. Note, too, that both share price and return can fluctuate widely, so an investment in the Portfolios could lose money.

INSURED LONG-TERM PORTFOLIO
TOTAL INVESTMENT RETURNS: SEPTEMBER 30, 1984-APRIL 30, 1998
------------------------------------------------------------
               INSURED LONG-TERM PORTFOLIO           LEHMAN*
FISCAL       CAPITAL     INCOME        TOTAL         TOTAL
YEAR         RETURN      RETURN        RETURN        RETURN
------------------------------------------------------------
1984         -1.6%       0.8%          -0.8%          1.3%
1985          6.7        9.7           16.4          18.7
1986         14.3        9.2           23.5          22.6
1987         -9.2        6.9           -2.3          -0.8
1988          7.9        8.2           16.1          14.6
1989          1.3        7.5            8.8           8.1
1990         -0.8        7.2            6.4           7.4
1991          6.0        7.2           13.2          12.2
1992          0.2        6.5            6.7           8.4
1993         10.7        6.4           17.1          14.1
1994        -10.8        5.2           -5.6          -4.3
1995          9.5        6.4           15.9          14.8
1996          0.7        5.6            6.3           5.7
1997          1.9        5.7            7.6           8.5
1998**       -0.2        2.7            2.5           2.8
------------------------------------------------------------

 *Lehman 7 Year Municipal Bond Index.

**Six months ended April 30, 1998.

See Financial Highlights table on page 31 for dividend and capital gains information for the past five years.

LONG-TERM PORTFOLIO
TOTAL INVESTMENT RETURNS: OCTOBER 31, 1977-APRIL 30, 1998
------------------------------------------------------------
                   LONG-TERM PORTFOLIO              LEHMAN*
FISCAL       CAPITAL    INCOME        TOTAL         TOTAL
YEAR         RETURN     RETURN        RETURN        RETURN
------------------------------------------------------------
1978         -8.9%       5.3%         -3.6%          N/A
1979         -9.4        5.7          -3.7           N/A
1980        -19.2        6.5         -12.7           N/A
1981        -21.4        8.4         -13.0         -11.4%
1982         19.0       13.3          32.3          31.6
1983          1.8        9.5          11.3           4.4
1984         -3.3        9.6           6.3           7.6
1985          8.3       10.1          18.4          18.7
1986         14.5        9.3          23.8          22.6
1987        -11.0        6.9          -4.1          -0.8
1988          9.0        8.3          17.3          14.6
1989          1.2        7.6           8.8           8.1
1990         -1.1        7.2           6.1           7.4
1991          6.7        7.6          14.3          12.2
1992          0.8        6.7           7.5           8.4
1993         10.5        6.4          16.9          14.1
1994        -10.7        5.2          -5.5          -4.3
1995          9.5        6.5          16.0          14.8
1996          1.1        5.6           6.7           5.7
1997          2.6        5.6           8.2           8.5
1998**        0.1        2.6           2.7           2.8
------------------------------------------------------------

 *Lehman Municipal Bond Index.

**Six months ended April 30, 1998.

See Financial Highlights table on page 31 for dividend and capital gains information for the past five years.


AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED MARCH 31, 1998*
-------------------------------------------------------------------------------------------------------------------------
                                                                                                     10 YEARS
                                                 INCEPTION                                -------------------------------
                                                   DATE        1 YEAR       5 YEARS       CAPITAL      INCOME      TOTAL
-------------------------------------------------------------------------------------------------------------------------
Insured Long-Term Portfolio                      9/30/1984     10.27%        6.73%         2.16%        6.48%       8.64%
Long-Term Portfolio                               9/1/1977     10.94         7.01          2.41         6.54        8.95
-------------------------------------------------------------------------------------------------------------------------

*SEC rules require that we provide this average annual total return information through the latest calendar quarter.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolio. Note, too, that both share price and return can fluctuate widely, so an investment in the Portfolio could lose money.

HIGH-YIELD PORTFOLIO
TOTAL INVESTMENT RETURNS: DECEMBER 27, 1978-APRIL 30, 1998
------------------------------------------------------------
                   HIGH-YIELD PORTFOLIO              LEHMAN*
FISCAL       CAPITAL    INCOME         TOTAL         TOTAL
YEAR         RETURN     RETURN         RETURN        RETURN
------------------------------------------------------------
1979          -6.8%      5.2%           -1.6%          N/A
1980         -15.3       7.1            -8.2           N/A
1981         -19.4       9.0           -10.4         -11.4%
1982          16.1      13.7            29.8          31.6
1983           2.4       9.8            12.2           4.4
1984          -2.6      10.0             7.4           7.6
1985           8.5      10.4            18.9          18.7
1986          14.7       9.6            24.3          22.6
1987         -11.7       7.0            -4.7          -0.8
1988          10.1       8.7            18.8          14.6
1989           1.1       7.7             8.8           8.1
1990          -1.9       7.5             5.6           7.4
1991           7.2       8.0            15.2          12.2
1992           0.6       7.1             7.7           8.4
1993          10.0       6.8            16.8          14.1
1994         -10.5       5.5            -5.0          -4.3
1995           9.0       6.8            15.8          14.8
1996           0.3       5.7             6.0           5.7
1997           2.5       5.9             8.4           8.5
1998**         0.3       2.7             3.0           2.8
------------------------------------------------------------

 *Lehman Municipal Bond Index.

**Six months ended April 30, 1998.

See Financial Highlights table on page 32 for dividend and capital gains information for the past five years.


AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED MARCH 31, 1998*
-------------------------------------------------------------------------------------------------------------------------
                                                                                                      10 Years
                                                Inception                                 -------------------------------
                                                   Date        1 Year       5 Years       Capital      Income      Total
-------------------------------------------------------------------------------------------------------------------------
High-Yield Portfolio                            12/27/1978      11.21%       7.06%         2.29%        6.81%       9.10%
-------------------------------------------------------------------------------------------------------------------------

*SEC rules require that we provide this average annual total return information through the latest calendar quarter.

PORTFOLIO PROFILE
Money Market Portfolio


This Profile provides a snapshot of the Portfolio's characteristics as of April 30, 1998. Key elements of this Profile are defined on page 13.

FINANCIAL ATTRIBUTES
---------------------------------------
Yield                              3.9%
Average Maturity                34 days
Average Quality                   MIG-1
Expense Ratio                    0.20%*

*Annualized.

DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)
-----------------------------------------
MIG-1/SP-1                          70.2%
A-1/P-1                             25.2
AAA/AA                               4.5
A                                    0.1
-----------------------------------------
Total                              100.0%

LARGEST STATE CONCENTRATIONS
(% OF TOTAL NET ASSETS)
----------------------------------------
Texas                              11.2%
Ohio                                7.2
Florida                             6.8
Wisconsin                           6.2
California                          6.0
Alaska                              4.3
Missouri                            4.2
Illinois                            4.1
Michigan                            4.0
North Carolina                      3.4
----------------------------------------
Top Ten                            57.4%

AVERAGE COUPON. The average interest rate paid on the securities held by a portfolio. It is expressed as a percentage of face value.

AVERAGE DURATION. An estimate of how much a bond portfolio's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the portfolio's duration by the change in rates. If interest rates rise by one percentage point, the share price of a portfolio with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the portfolio's share price would rise by 5%.

AVERAGE MATURITY. The average length of time until bonds held by a portfolio reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a portfolio's share price will fluctuate in response to changes in market interest rates.

AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a portfolio's securities holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers and A-1 or MIG-1 indicating the most creditworthy issuers of money market securities.

BETA. A measure of the magnitude of a portfolio's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a portfolio with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.

CASH RESERVES. The percentage of a portfolio's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate bond investment.

DISTRIBUTION BY CREDIT QUALITY. This breakdown of a portfolio's securities by credit rating can help in gauging the risk that returns could be affected by defaults or other credit problems.

DISTRIBUTION BY MATURITY. An indicator of interest-rate risk. In general, the higher the concentration of longer-maturity issues, the more a portfolio's share price will fluctuate in response to changes in interest rates.

EXPENSE RATIO. The percentage of a portfolio's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

INVESTMENT FOCUS. This grid indicates the focus of a portfolio in terms of two attributes: average maturity (short, medium, or long) and average credit quality (high, medium, or low).

LARGEST STATE CONCENTRATIONS. An indicator of diversification. The less concentrated a portfolio's holdings of bonds, the less the portfolio will be hurt by any financial problems in a single state or region.

NUMBER OF ISSUES. An indicator of diversification. The more separate issues a portfolio holds, the less susceptible it is to a price decline stemming from the problems of a particular issue.

R-SQUARED. A measure of how much of a portfolio's past returns can be explained by the returns from the overall market (or its benchmark index). If a portfolio's total return were precisely synchronized with the overall market's return, its R-squared would be 1.00. If a portfolio's returns bore no relationship to the market's returns, its R-squared would be 0.

YIELD. A snapshot of a portfolio's interest income. The yield, expressed as a percentage of the portfolio's net asset value, is based on income earned over the past 30 days (7 days for money market portfolios) and is annualized, or projected forward for the coming year.

YIELD TO MATURITY. The rate of return an investor would receive if the securities held by a portfolio were held to their maturity dates.

PORTFOLIO PROFILE
Short-Term Portfolio


This Profile provides a snapshot of the Portfolio's characteristics as of April 30, 1998, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on page 13.


FINANCIAL ATTRIBUTES
----------------------------------------------------------
Number of Issues                                       222
Yield                                                 3.7%
Yield to Maturity                                     3.9%
Average Coupon                                        5.5%
Average Maturity                                  443 days
Average Quality                                        AA+
Average Duration                                 1.1 years
Expense Ratio                                       0.21%*
Cash Reserves                                           0%

*Annualized.


VOLATILITY MEASURES
----------------------------------------------------------
                                SHORT-TERM          LEHMAN
                                 PORTFOLIO          INDEX*
----------------------------------------------------------
R-Squared                           0.70             1.00
Beta                                0.14             1.00

*Lehman Municipal Bond Index.


DISTRIBUTION BY MATURITY (% OF PORTFOLIO)
-------------------------------------------------------
Under 1 Year                                      46.1%
1-3 Years                                         45.2
3-5 Years                                          8.7
Over 5 Years                                        --
-------------------------------------------------------
Total                                            100.0%


INVESTMENT FOCUS
-------------------------------------------------------
[GRAPHIC]


DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)
------------------------------------------------------
AAA                                              68.9%
AA                                               24.7
A                                                 3.2
BBB                                               1.8
BB                                                1.4
B                                                  --
Not Rated                                          --
------------------------------------------------------
Total                                           100.0%


LARGEST STATE CONCENTRATIONS
(% OF TOTAL NET ASSETS)
-------------------------------------------------------
California                                        11.0%
New York                                          10.2
Texas                                              9.9
Massachusetts                                      7.9
Pennsylvania                                       7.3
Florida                                            6.7
Ohio                                               4.6
District of Columbia                               3.6
Illinois                                           3.4
Alaska                                             3.3
-------------------------------------------------------
Top Ten                                           67.9%

PORTFOLIO PROFILE
Limited-Term Portfolio


This Profile provides a snapshot of the Portfolio's characteristics as of April 30, 1998, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on page 13.


FINANCIAL ATTRIBUTES
----------------------------------------------------------
Number of Issues                                       289
Yield                                                 4.0%
Yield to Maturity                                     4.2%
Average Coupon                                        6.0%
Average Maturity                                 3.2 years
Average Quality                                        AA+
Average Duration                                 2.8 years
Expense Ratio                                       0.21%*
Cash Reserves                                         1.1%

*Annualized.


VOLATILITY MEASURES
----------------------------------------------------------
                              LIMITED-TERM          LEHMAN
                                 PORTFOLIO          INDEX*
----------------------------------------------------------
R-Squared                             0.82            1.00
Beta                                  0.36            1.00

*Lehman Municipal Bond Index.


DISTRIBUTION BY MATURITY (% OF PORTFOLIO)
-------------------------------------------------------
Under 1 Year                                       5.0%
1-3 Years                                         40.2
3-5 Years                                         33.0
Over 5 Years                                      21.8
-------------------------------------------------------
Total                                            100.0%


INVESTMENT FOCUS
-------------------------------------------------------
[GRAPHIC]


DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)
--------------------------------------------------------
AAA                                                62.9%
AA                                                 28.9
A                                                   4.0
BBB                                                 2.2
BB                                                  2.0
B                                                    --
Not Rated                                            --
--------------------------------------------------------
Total                                             100.0%


LARGEST STATE CONCENTRATIONS
(% OF TOTAL NET ASSETS)
-------------------------------------------------------
New York                                          18.6%
Pennsylvania                                       8.7
Michigan                                           7.3
Texas                                              7.3
Massachusetts                                      6.1
California                                         5.2
Florida                                            3.9
Illinois                                           3.6
Washington                                         3.3
District of Columbia                               3.3
-------------------------------------------------------
Top Ten                                           67.3%

PORTFOLIO PROFILE
Intermediate-Term Portfolio


This Profile provides a snapshot of the Portfolio's characteristics as of April 30, 1998, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on page 13.


FINANCIAL ATTRIBUTES
----------------------------------------------------------
Number of Issues                                       842
Yield                                                 4.3%
Yield to Maturity                                     4.5%
Average Coupon                                        5.7%
Average Maturity                                 6.6 years
Average Quality                                        AA+
Average Duration                                 5.1 years
Expense Ratio                                       0.21%*
Cash Reserves                                         0.1%

*Annualized


VOLATILITY MEASURES
----------------------------------------------------------
                         INTERMEDIATE-TERM          LEHMAN
                                 PORTFOLIO          INDEX*
----------------------------------------------------------
R-Squared                             0.95            1.00
Beta                                  0.75            1.00

*Lehman Municipal Bond Index.


DISTRIBUTION BY MATURITY (% OF PORTFOLIO)
------------------------------------------------------
Under 1 Year                                     12.3%
1-5 Years                                        25.3
5-10 Years                                       39.6
10-20 Years                                      22.0
20-30 Years                                       0.8
Over 30 Years                                      --
------------------------------------------------------
Total                                           100.0%


INVESTMENT FOCUS
------------------------------------------------------
[GRAPHIC]


DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)
-------------------------------------------------------
AAA                                               62.5%
AA                                                23.7
A                                                  9.5
BBB                                                4.0
BB                                                 0.3
B                                                   --
Not Rated                                           --
-------------------------------------------------------
Total                                            100.0%


LARGEST STATE CONCENTRATIONS
(% OF TOTAL NET ASSETS)
-------------------------------------------------------
New York                                          11.6%
Texas                                              9.8
California                                         9.7
Pennsylvania                                       8.5
Massachusetts                                      5.8
New Jersey                                         5.7
Florida                                            4.4
Illinois                                           4.3
Nevada                                             4.2
Washington                                         3.7
-------------------------------------------------------
Top Ten                                           67.7%

PORTFOLIO PROFILE
Insured Long-Term Portfolio

This Profile provides a snapshot of the Portfolio's characteristics as of April 30, 1998, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on page 13.


FINANCIAL ATTRIBUTES
----------------------------------------------------------
Number of Issues                                       261
Yield                                                 4.7%
Yield to Maturity                                     4.9%
Average Coupon                                        5.9%
Average Maturity                                11.6 years
Average Quality                                        AAA
Average Duration                                 7.7 years
Expense Ratio                                       0.20%*
Cash Reserves                                           0%

*Annualized.


VOLATILITY MEASURES
----------------------------------------------------------
                         INSURED LONG-TERM          LEHMAN
                                 PORTFOLIO          INDEX*
----------------------------------------------------------
R-Squared                             0.97            1.00
Beta                                  1.18            1.00

*Lehman Municipal Bond Index.


DISTRIBUTION BY MATURITY (% OF PORTFOLIO)
-------------------------------------------------------
Under 1 Year                                       2.7%
1-5 Years                                         14.6
5-10 Years                                        21.4
10-20 Years                                       44.4
20-30 Years                                       16.7
Over 30 Years                                      0.2
-------------------------------------------------------
Total                                            100.0%


INVESTMENT FOCUS
-------------------------------------------------------
[GRAPHIC]


DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)
-------------------------------------------------------
AAA                                               97.2%
AA                                                 1.6
A                                                  1.2
BBB                                                 --
BB                                                  --
B                                                   --
Not Rated                                           --
-------------------------------------------------------
Total                                            100.0%


LARGEST STATE CONCENTRATIONS
(% OF TOTAL NET ASSETS)
-------------------------------------------------------
California                                        12.3%
Pennsylvania                                       8.0
Florida                                            8.0
Ohio                                               6.1
Texas                                              6.0
Massachusetts                                      5.8
Illinois                                           5.1
New Jersey                                         4.6
Michigan                                           4.3
South Carolina                                     3.9
-------------------------------------------------------
Top Ten                                           64.1%

PORTFOLIO PROFILE
Long-Term Portfolio

This Profile provides a snapshot of the Portfolio's characteristics as of April 30, 1998, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on page 13.


FINANCIAL ATTRIBUTES
----------------------------------------------------------
Number of Issues                                       173
Yield                                                 4.8%
Yield to Maturity                                     5.0%
Average Coupon                                        6.0%
Average Maturity                                11.9 years
Average Quality                                        AA+
Average Duration                                 7.7 years
Expense Ratio                                       0.20%*
Cash Reserves                                         0.1%

*Annualized.


VOLATILITY MEASURES
----------------------------------------------------------
                                 LONG-TERM          LEHMAN
                                 PORTFOLIO          INDEX*
----------------------------------------------------------
R-Squared                             0.98            1.00
Beta                                  1.12            1.00

*Lehman Municipal Bond Index.


DISTRIBUTION BY MATURITY (% OF PORTFOLIO)
-------------------------------------------------------
Under 1 Year                                       5.3%
1-5 Years                                         15.5
5-10 Years                                        16.1
10-20 Years                                       40.1
20-30 Years                                       22.6
Over 30 Years                                      0.4
-------------------------------------------------------
Total                                            100.0%


INVESTMENT FOCUS
-------------------------------------------------------
[GRAPHIC]


DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)
-------------------------------------------------------
AAA                                               54.7%
AA                                                18.3
A                                                 21.5
BBB                                                4.7
BB                                                  --
B                                                   --
Not Rated                                          0.8
-------------------------------------------------------
Total                                            100.0%


LARGEST STATE CONCENTRATIONS
(% OF TOTAL NET ASSETS)
-------------------------------------------------------
New York                                          13.9%
Texas                                             12.8
California                                        11.5
Pennsylvania                                       9.7
Massachusetts                                      7.9
Illinois                                           4.4
Florida                                            4.2
Ohio                                               3.7
Nevada                                             3.3
Washington                                         3.2
-------------------------------------------------------
Top Ten                                           74.6%

PORTFOLIO PROFILE
High-Yield Portfolio


This Profile provides a snapshot of the Portfolio's characteristics as of April 30, 1998, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on page 13.


FINANCIAL ATTRIBUTES
----------------------------------------------------------
Number of Issues                                       286
Yield                                                 4.8%
Yield to Maturity                                     5.2%
Average Coupon                                        5.7%
Average Maturity                                10.7 years
Average Quality                                        AA-
Average Duration                                 7.2 years
Expense Ratio                                       0.21%*
Cash Reserves                                           0%

*Annualized.


VOLATILITY MEASURES
----------------------------------------------------------
                                 HIGH-YIELD         LEHMAN
                                 PORTFOLIO          INDEX*
----------------------------------------------------------
R-Squared                             0.96            1.00
Beta                                  1.05            1.00

*Lehman Municipal Bond Index.


DISTRIBUTION BY MATURITY (% OF PORTFOLIO)
-------------------------------------------------------
Under 1 Year                                       4.6%
1-5 Years                                         14.3
5-10 Years                                        30.0
10-20 Years                                       36.3
20-30 Years                                       14.2
Over 30 Years                                      0.6
-------------------------------------------------------
Total                                            100.0%


INVESTMENT FOCUS
-------------------------------------------------------
[GRAPHIC]


DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)
-------------------------------------------------------
AAA                                               50.0%
AA                                                10.4
A                                                 16.5
BBB                                               13.4
BB                                                 1.7
B                                                   --
Not Rated                                          8.0
-------------------------------------------------------
Total                                            100.0%


LARGEST STATE CONCENTRATIONS
(% OF TOTAL NET ASSETS)
-------------------------------------------------------
California                                        12.1%
Texas                                             10.2
New York                                          10.1
Pennsylvania                                       7.9
Massachusetts                                      6.1
Florida                                            6.0
Illinois                                           5.7
Michigan                                           5.3
District of Columbia                               4.5
Indiana                                            3.0
-------------------------------------------------------
Top Ten                                           70.9%

FINANCIAL STATEMENTS
April 30, 1998 (unaudited)

The Statements of Net Assets, integral parts of the Financial Statements for each of the Vanguard Municipal Bond Fund Portfolios, are included as an insert to this report.

STATEMENT OF OPERATIONS

This Statement shows interest earned by each Portfolio during the reporting periods, and details the operating expenses charged to the Portfolio. These expenses directly reduce the amount of investment income available to pay to shareholders as tax-exempt income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during each period. If a Portfolio invested in futures contracts during the period, the results of these investments are shown separately.

-----------------------------------------------------------------------------------------------------------------------
                                                   MONEY MARKET         SHORT-TERM      LIMITED-TERM  INTERMEDIATE-TERM
                                                      PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                   --------------------------------------------------------------------
                                                                       SIX MONTHS ENDED APRIL 30, 1998
                                                   --------------------------------------------------------------------
                                                          (000)              (000)             (000)              (000)
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
    Interest                                            $99,925            $31,194           $45,341           $178,938
                                                   --------------------------------------------------------------------
        Total Income                                     99,925             31,194            45,341            178,938
                                                   --------------------------------------------------------------------
EXPENSES
    The Vanguard Group--Note B
        Investment Advisory Services                        348                 96               128                441
        Management and Administrative                     3,885              1,049             1,562              5,177
        Marketing and Distribution                          987                272               315                914
    Taxes (other than income taxes)                         207                 57                76                262
    Custodian Fees                                           39                 10                13                 38
    Auditing Fees                                             4                  3                 3                  4
    Shareholders' Reports                                   100                 36                47                177
    Annual Meeting and Proxy Costs                           17                  6                 8                 31
    Directors' Fees and Expenses                              5                  1                 2                  6
                                                   --------------------------------------------------------------------
        Total Expenses                                    5,592              1,530             2,154              7,050
        Expenses Paid Indirectly--Note C                    (39)               (10)             (109)               (38)
                                                   --------------------------------------------------------------------
        Net Expenses                                      5,553              1,520             2,045              7,012
-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                    94,372             29,674            43,296            171,926
-----------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities Sold                               41                305             1,685             39,776
    Futures Contracts                                        --                 --              (475)            (8,865)
-----------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                     41                305             1,210             30,911
-----------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION)
    Investment Securities                                    --             (2,809)           (8,950)           (65,941)
    Futures Contracts                                        --                 --               447              7,372
-----------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION)                                           --             (2,809)           (8,503)           (58,569)
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                                     $94,413            $27,170           $36,003           $144,268
=======================================================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                                 INSURED LONG-TERM          LONG-TERM        HIGH-YIELD
                                                                         PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                                 ------------------------------------------------------
                                                                              SIX MONTHS ENDED APRIL 30, 1998
                                                                 ------------------------------------------------------
                                                                             (000)              (000)             (000)
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
    Interest                                                               $56,691            $35,103           $64,068
                                                                 ------------------------------------------------------
        Total Income                                                        56,691             35,103            64,068
                                                                 ------------------------------------------------------
EXPENSES
    The Vanguard Group--Note B
        Investment Advisory Services                                           133                 82               148
        Management and Administrative                                        1,584                991             1,766
        Marketing and Distribution                                             229                151               287
    Taxes (other than income taxes)                                             78                 49                89
    Custodian Fees                                                              12                  9                15
    Auditing Fees                                                                3                  3                 3
    Shareholders' Reports                                                       57                 36                67
    Annual Meeting and Proxy Costs                                              10                  6                11
    Directors' Fees and Expenses                                                 2                  1                 2
                                                                 ------------------------------------------------------
        Total Expenses                                                       2,108              1,328             2,388
        Expenses Paid Indirectly--Note C                                       (12)                (9)              (15)
                                                                 ------------------------------------------------------
        Net Expenses                                                         2,096              1,319             2,373
-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       54,595             33,784            61,695
-----------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities Sold                                               4,232              4,988             9,729
    Futures Contracts                                                       (7,083)              (228)          (10,668)
-----------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                                    (2,851)             4,760              (939)
-----------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                                   (4,819)            (5,592)           (2,210)
    Futures Contracts                                                        4,173               (160)            8,076
-----------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                              (646)            (5,752)            5,866
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $51,098            $32,792           $66,622
=======================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each Portfolio's total net assets changed during the three most recent reporting periods, including a two-month fiscal period to convert the Fund to an October 31 fiscal year beginning in 1997. The Operations section summarizes information detailed in the Statement of Operations. Because the Portfolio distributes its income to shareholders each day, the amounts of Distributions--Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions--Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the Portfolio, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

----------------------------------------------------------------------------------------------------------------------
                                                                                        MONEY MARKET PORTFOLIO
                                                                            ------------------------------------------
                                                                              SIX MONTHS                          YEAR
                                                                                   ENDED      SEP. 1 TO          ENDED
                                                                           APR. 30, 1998  OCT. 31, 1997  AUG. 31, 1997
                                                                                   (000)          (000)          (000)
----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
    Net Investment Income                                                     $   94,372     $   31,525     $  171,389
    Realized Net Gain (Loss)                                                          41             --            132
    Change in Unrealized Appreciation (Depreciation)                                  --             --             --
                                                                              ----------------------------------------
        Net Increase in Net Assets Resulting from Operations                      94,413         31,525        171,521
                                                                              ----------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                        (94,372)       (31,525)      (171,389)
    Realized Capital Gain                                                             --             --             --
                                                                              ----------------------------------------
        Total Distributions                                                      (94,372)       (31,525)      (171,389)
                                                                              ----------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
    Issued                                                                     3,570,648        943,194      5,660,032
    Issued in Lieu of Cash Distributions                                          88,256         29,510        159,979
    Redeemed                                                                  (3,462,383)      (937,706)    (5,099,054)
                                                                              ----------------------------------------
        Net Increase from Capital Share Transactions                             196,521         34,998        720,957
----------------------------------------------------------------------------------------------------------------------
    Total Increase                                                               196,562         34,998        721,089
----------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                                                        5,380,410      5,345,412      4,624,323
                                                                              ----------------------------------------
    End of Period                                                             $5,576,972     $5,380,410     $5,345,412
======================================================================================================================

(1)Shares Issued (Redeemed)
    Issued                                                                     3,570,648        943,194      5,660,032
    Issued in Lieu of Cash Distributions                                          88,256         29,510        159,979
    Redeemed                                                                  (3,462,383)      (937,706)    (5,099,054)
                                                                              ----------------------------------------
        Net Increase in Shares Outstanding                                       196,521         34,998        720,957
======================================================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                                                            SHORT-TERM PORTFOLIO
                                                                            -------------------------------------------
                                                                               SIX MONTHS                          YEAR
                                                                                    ENDED      SEP. 1 TO          ENDED
                                                                            APR. 30, 1998  OCT. 31, 1997  AUG. 31, 1997
                                                                                    (000)          (000)          (000)
-----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
    Net Investment Income                                                     $   29,674      $   9,806     $   56,997
    Realized Net Gain (Loss)                                                         305              7            592
    Change in Unrealized Appreciation (Depreciation)                              (2,809)         1,397          2,384
                                                                              ----------------------------------------
        Net Increase in Net Assets Resulting from Operations                      27,170         11,210         59,973
                                                                              ----------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                        (29,674)        (9,806)       (56,997)
    Realized Capital Gain                                                            584             --           (392)
                                                                              ----------------------------------------
        Total Distributions                                                      (30,258)        (9,806)       (57,389)
                                                                              -----------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
    Issued                                                                       514,593        135,146        732,007
    Issued in Lieu of Cash Distributions                                          25,237          8,197         48,457
    Redeemed                                                                    (474,443)      (123,916)      (775,966)
                                                                              ----------------------------------------
        Net Increase from Capital Share Transactions                              65,387         19,427          4,498
----------------------------------------------------------------------------------------------------------------------
    Total Increase                                                                62,299         20,831          7,082
----------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                                                        1,484,565      1,463,734      1,463,652
                                                                              ----------------------------------------
    End of Period                                                             $1,546,864     $1,484,565     $1,463,734
======================================================================================================================
(1)Shares Issued (Redeemed)
    Issued                                                                        33,004          8,675         47,037
    Issued in Lieu of Cash Distributions                                           1,620            526          3,113
    Redeemed                                                                     (30,435)        (7,954)       (49,869)
                                                                              ----------------------------------------
        Net Increase in Shares Outstanding                                         4,189          1,247            281
======================================================================================================================

-------------------------------------------------------------------------------------------------------------------------
                                                                                         LIMITED-TERM PORTFOLIO
                                                                             --------------------------------------------
                                                                                SIX MONTHS                          YEAR
                                                                                     ENDED      SEP. 1 TO          ENDED
                                                                             APR. 30, 1998  OCT. 31, 1997  AUG. 31, 1997
                                                                                     (000)          (000)          (000)
-------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
    Net Investment Income                                                      $   43,296     $   14,144     $   81,063
    Realized Net Gain (Loss)                                                        1,210            287          2,381
    Change in Unrealized Appreciation (Depreciation)                               (8,503)         5,443         12,454
                                                                               ----------------------------------------
        Net Increase in Net Assets Resulting from Operations                       36,003         19,874         95,898
                                                                               ----------------------------------------
DISTRIBUTIONS
Net Investment Income                                                             (43,296)       (14,144)       (81,063)
    Realized Capital Gain                                                              --             --             --
                                                                               ----------------------------------------
        Total Distributions                                                       (43,296)       (14,144)       (81,063)
                                                                               -----------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
    Issued                                                                        453,045        122,679        672,438
    Issued in Lieu of Cash Distributions                                           33,866         11,012         63,785
    Redeemed                                                                     (339,726)      (106,518)      (582,527)
                                                                               -----------------------------------------
        Net Increase from Capital Share Transactions                              147,185         27,173        153,696
------------------------------------------------------------------------------------------------------------------------
    Total Increase                                                                139,892         32,903        168,531
------------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                                                         1,962,009      1,929,106      1,760,575
                                                                               -----------------------------------------
    End of Period                                                              $2,101,901     $1,962,009     $1,929,106
========================================================================================================================

(1)Shares Issued (Redeemed)
    Issued                                                                         42,072         11,434         62,932
    Issued in Lieu of Cash Distributions                                            3,147          1,025          5,970
    Redeemed                                                                      (31,549)        (9,927)       (54,564)
                                                                               -----------------------------------------
        Net Increase in Shares Outstanding                                         13,670          2,532         14,338
========================================================================================================================

------------------------------------------------------------------------------------------------------------------------
                                                                                       INTERMEDIATE-TERM PORTFOLIO
                                                                             -------------------------------------------
                                                                                SIX MONTHS                          YEAR
                                                                                     ENDED      SEP. 1 TO          ENDED
                                                                             APR. 30, 1998  OCT. 31, 1997  AUG. 31, 1997
                                                                                     (000)          (000)          (000)
-------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
    Net Investment Income                                                      $  171,926      $  56,099     $  317,782
    Realized Net Gain (Loss)                                                       30,911        (11,995)         5,163
    Change in Unrealized Appreciation (Depreciation)                              (58,569)        36,886        116,742
                                                                               -----------------------------------------
        Net Increase in Net Assets Resulting from Operations                      144,268         80,990        439,687
                                                                               -----------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                        (171,926)       (56,099)      (317,782)
    Realized Capital Gain                                                         (26,385)            --         (1,435)
                                                                               -----------------------------------------
        Total Distributions                                                      (198,311)       (56,099)      (319,217)
                                                                               -----------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
    Issued                                                                      1,004,590        245,741      1,549,834
    Issued in Lieu of Cash Distributions                                          149,891         41,585        236,107
    Redeemed                                                                     (723,202)      (199,759)    (1,175,502)
                                                                               -----------------------------------------
        Net Increase from Capital Share Transactions                              431,279         87,567        610,439
------------------------------------------------------------------------------------------------------------------------
    Total Increase                                                                377,236        112,458        730,909
------------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                                                         6,770,139      6,657,681      5,926,772
                                                                               -----------------------------------------
    End of Period                                                              $7,147,375     $6,770,139     $6,657,681
========================================================================================================================

(1)Shares Issued (Redeemed)
    Issued                                                                         74,888         18,412        117,359
    Issued in Lieu of Cash Distributions                                           11,196          3,113         17,869
    Redeemed                                                                      (53,964)       (14,978)       (89,141)
                                                                               -----------------------------------------
        Net Increase in Shares Outstanding                                         32,120          6,547         46,087
========================================================================================================================

-------------------------------------------------------------------------------------------------------------------------
                                                                                       INSURED LONG-TERM PORTFOLIO
                                                                             --------------------------------------------
                                                                                SIX MONTHS                          YEAR
                                                                                     ENDED      SEP. 1 TO          ENDED
                                                                             APR. 30, 1998  OCT. 31, 1997  AUG. 31, 1997
                                                                                     (000)          (000)          (000)
-------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
    Net Investment Income                                                      $   54,595     $   18,058     $  107,858
    Realized Net Gain (Loss)                                                       (2,851)        (7,340)         7,738
    Change in Unrealized Appreciation (Depreciation)                                 (646)        16,157         54,683
                                                                               -----------------------------------------
        Net Increase in Net Assets Resulting from Operations                       51,098         26,875        170,279
                                                                               -----------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                         (54,595)       (18,058)      (107,858)
    Realized Capital Gain                                                         (13,337)            --        (11,310)
                                                                               -----------------------------------------
        Total Distributions                                                       (67,932)       (18,058)      (119,168)
                                                                               -----------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
    Issued                                                                        166,083         43,498        265,675
    Issued in Lieu of Cash Distributions                                           44,738         11,314         76,210
    Redeemed                                                                     (143,346)       (44,567)      (305,317)
                                                                               -----------------------------------------
        Net Increase from Capital Share Transactions                               67,475         10,245         36,568
------------------------------------------------------------------------------------------------------------------------
    Total Increase                                                                 50,641         19,062         87,679
------------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                                                         2,043,119      2,024,057      1,936,378
                                                                               -----------------------------------------
    End of Period                                                              $2,093,760     $2,043,119     $2,024,057
========================================================================================================================

(1)Shares Issued (Redeemed)
    Issued                                                                         13,183          3,481         21,609
    Issued in Lieu of Cash Distributions                                            3,555            904          6,179
    Redeemed                                                                      (11,381)        (3,568)       (24,797)
                                                                               -----------------------------------------
        Net Increase in Shares Outstanding                                          5,357            817          2,991
========================================================================================================================

-------------------------------------------------------------------------------------------------------------------------
                                                                                          LONG-TERM PORTFOLIO
                                                                             --------------------------------------------
                                                                                SIX MONTHS                          YEAR
                                                                                     ENDED      SEP. 1 TO          ENDED
                                                                             APR. 30, 1998  OCT. 31, 1997  AUG. 31, 1997
                                                                                     (000)          (000)          (000)
-------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
    Net Investment Income                                                      $   33,784     $   10,889     $   62,323
    Realized Net Gain (Loss)                                                        4,760         (2,185)         2,874
    Change in Unrealized Appreciation (Depreciation)                               (5,752)        10,593         39,777
                                                                               -----------------------------------------
        Net Increase in Net Assets Resulting from Operations                       32,792         19,297        104,974
                                                                               -----------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                         (33,784)       (10,889)       (62,323)
    Realized Capital Gain                                                          (6,527)            --         (2,409)
                                                                               -----------------------------------------
        Total Distributions                                                       (40,311)       (10,889)       (64,732)
                                                                               -----------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
    Issued                                                                        194,685         39,661        221,419
    Issued in Lieu of Cash Distributions                                           27,895          7,317         44,013
    Redeemed                                                                     (102,425)       (27,954)      (194,173)
                                                                               -----------------------------------------
        Net Increase from Capital Share Transactions                              120,155         19,024         71,259
------------------------------------------------------------------------------------------------------------------------
    Total Increase                                                                112,636         27,432        111,501
------------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                                                         1,249,137      1,221,705      1,110,204
                                                                               -----------------------------------------
    End of Period                                                              $1,361,773     $1,249,137     $1,221,705
========================================================================================================================

(1)Shares Issued (Redeemed)
    Issued                                                                         17,250          3,557         20,226
    Issued in Lieu of Cash Distributions                                            2,477            654          4,105
    Redeemed                                                                       (9,091)        (2,508)       (17,737)
                                                                               -----------------------------------------
        Net Increase in Shares Outstanding                                         10,636          1,703          6,504
========================================================================================================================

-------------------------------------------------------------------------------------------------------------------------
                                                                                            HIGH-YIELD PORTFOLIO
                                                                             --------------------------------------------
                                                                                SIX MONTHS                          YEAR
                                                                                     ENDED      SEP. 1 TO          ENDED
                                                                             APR. 30, 1998  OCT. 31, 1997  AUG. 31, 1997
                                                                                     (000)          (000)          (000)
-------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
    Net Investment Income                                                      $   61,995     $   22,607     $  115,522
    Realized Net Gain (Loss)                                                         (939)        (5,213)         9,925
    Change in Unrealized Appreciation (Depreciation)                               (5,866)        18,403         63,383
                                                                               -----------------------------------------
        Net Increase in Net Assets Resulting from Operations                       66,622         35,797        188,830
                                                                               -----------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                         (61,695)       (22,607)      (115,522)
    Realized Capital Gain                                                         (10,866)            --             --
                                                                               ------------------------------------------
        Total Distributions                                                       (72,561)       (22,607)      (115,522)
                                                                               ------------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
    Issued                                                                        388,379        101,099        480,518
    Issued in Lieu of Cash Distributions                                           50,817         14,591         77,020
    Redeemed                                                                     (226,023)       (65,952)      (422,965)
                                                                               -----------------------------------------
        Net Increase from Capital Share Transactions                              213,173         49,738        134,573
------------------------------------------------------------------------------------------------------------------------
    Total Increase                                                                207,234         62,928        207,881
------------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                                                         2,255,572      2,192,644      1,984,763
                                                                               -----------------------------------------
    End of Period                                                              $2,462,806     $2,255,572     $2,192,644
========================================================================================================================

(1)Shares Issued (Redeemed)
    Issued                                                                         35,504          9,278         45,326
    Issued in Lieu of Cash Distributions                                            4,657          1,347          7,255
    Redeemed                                                                      (20,705)        (6,106)       (39,946)
                                                                               -----------------------------------------
        Net Increase in Shares Outstanding                                         19,556          4,519         12,635
========================================================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each Portfolio's investment results and distributions to shareholders on a per-share basis. It also presents the Portfolio's Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the Portfolio's net income and total returns from year to year; the relative contributions of net income and capital gains to the Portfolio's total return; how much it costs to operate the Portfolio; and the extent to which the Portfolio tends to distribute capital gains.

      The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the Portfolio for one year. Money market portfolios are not required to report a Portfolio Turnover Rate.

--------------------------------------------------------------------------------------------------------------------------
                                                                                     MONEY MARKET PORTFOLIO
                                                                                      YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING          SIX MONTHS ENDED      SEP. 1 TO      -----------------------------------------------------
THROUGHOUT EACH PERIOD              APR. 30, 1998  OCT. 31, 1997        1997       1996        1995        1994       1993
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $1.00          $1.00       $1.00      $1.00       $1.00       $1.00      $1.00
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                    .017           .006        .034       .034        .036        .024       .025
    Net Realized and Unrealized
        Gain (Loss) on Investments             --             --          --         --          --          --         --
                                           -------------------------------------------------------------------------------
        Total from Investment
           Operations                        .017           .006        .034       .034        .036        .024       .025
                                           -------------------------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income    (.017)         (.006)      (.034)     (.034)      (.036)      (.024)     (.025)
    Distributions from  Realized
        Capital Gains                          --             --          --         --          --          --         --
                                           -------------------------------------------------------------------------------
        Total Distributions                 (.017)         (.006)      (.034)     (.034)      (.036)      (.024)     (.025)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $1.00          $1.00       $1.00      $1.00       $1.00       $1.00      $1.00
==========================================================================================================================

TOTAL RETURN                                1.71%          0.59%       3.47%      3.48%       3.63%       2.43%      2.51%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)   $5,577         $5,380      $5,345     $4,624      $4,166      $4,164     $3,538
    Ratio of Total Expenses to
        Average Net Assets                 0.20%*         0.18%*       0.19%      0.20%       0.22%       0.20%      0.20%
    Ratio of Net Investment Income to
        Average Net Assets                 3.42%*         3.53%*       3.41%      3.42%       3.56%       2.41%      2.48%
--------------------------------------------------------------------------------------------------------------------------

*Annualized.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                          SHORT-TERM PORTFOLIO
                                                                                          YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING          SIX MONTHS ENDED    SEP. 1 TO         -----------------------------------------------------------
THROUGHOUT EACH PERIOD              APR. 30, 1998 OCT. 31, 1997          1997         1996         1995         1994         1993
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $15.58        $15.57        $15.54       $15.59       $15.46       $15.63       $15.64
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                    .305          .103          .610         .609         .600         .534         .609
    Net Realized and Unrealized
        Gain (Loss) on Investments          (.024)         .010          .034        (.050)        .131        (.150)        .033
                                           ---------------------------------------------------------------------------------------
        Total from Investment
           Operations                        .281          .113          .644         .559         .731         .384         .642
                                           ---------------------------------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income    (.305)        (.103)        (.610)       (.609)       (.600)       (.534)       (.609)
    Distributions from  Realized
        Capital Gains                       (.006)           --         (.004)          --        (.001)       (.020)       (.043)
                                           ---------------------------------------------------------------------------------------
        Total Distributions                 (.311)        (.103)        (.614)       (.609)       (.601)       (.554)       (.652)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $15.55        $15.58        $15.57       $15.54       $15.59       $15.46       $15.63
=================================================================================================================================

TOTAL RETURN                                1.81%         0.73%         4.22%        3.64%        4.83%        2.49%        4.18%
=================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)   $1,547        $1,485        $1,464       $1,457       $1,442       $1,561       $1,329
    Ratio of Total Expenses to
        Average Net Assets                  0.21%*        0.18%*        0.19%        0.20%        0.22%        0.20%        0.20%
    Ratio of Net Investment Income to
        Average Net Assets                  3.93%*        3.96%*        3.91%        3.90%        3.88%        3.42%        3.88%
    Portfolio Turnover Rate                   38%*           4%           34%          33%          32%          27%          46%
----------------------------------------------------------------------------------------------------------------------------------

*Annualized

----------------------------------------------------------------------------------------------------------------------------------
                                                                                         LIMITED-TERM PORTFOLIO
                                                                                          YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING          SIX MONTHS ENDED     SEP. 1 TO        -----------------------------------------------------------
THROUGHOUT EACH PERIOD              APR. 30, 1998 OCT. 31, 1997          1997         1996         1995         1994        1993
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $10.74        $10.71        $10.62       $10.71       $10.57       $10.80       $10.64
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                    .228          .078          .476         .483         .476         .454         .485
    Net Realized and Unrealized
        Gain (Loss) on Investments          (.040)         .030          .090        (.090)        .140        (.208)        .209
                                           ---------------------------------------------------------------------------------------
        Total from Investment
           Operations                        .188          .108          .566         .393         .616         .246         .694
                                           ---------------------------------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income    (.228)        (.078)        (.476)       (.483)       (.476)       (.454)       (.485)
    Distributions from Realized
        Capital Gains                          --            --            --           --           --        (.022)       (.049)
                                           ---------------------------------------------------------------------------------------
        Total Distributions                 (.228)        (.078)        (.476)       (.483)       (.476)       (.476)       (.534)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $10.70        $10.74        $10.71       $10.62       $10.71       $10.57       $10.80
==================================================================================================================================

TOTAL RETURN                                1.76%         1.01%         5.44%        3.73%        5.99%        2.31%        6.68%
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)   $2,102        $1,962        $1,929       $1,761       $1,669       $1,814       $1,625
    Ratio of Total Expenses to
        Average Net Assets                  0.21%*        0.18%*        0.19%        0.21%        0.22%        0.20%        0.20%
    Ratio of Net Investment Income to
        Average Net Assets                  4.27%*        4.34%*        4.46%        4.51%        4.51%        4.24%        4.50%
    Portfolio Turnover Rate                   45%*           2%           28%          27%          35%          21%          20%
----------------------------------------------------------------------------------------------------------------------------------

*Annualized

----------------------------------------------------------------------------------------------------------------------------------
                                                                                        INTERMEDIATE-TERM PORTFOLIO
                                                                                          YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING          SIX MONTHS ENDED     SEP. 1 TO        -----------------------------------------------------------
THROUGHOUT EACH PERIOD              APR. 30, 1998 OCT. 31, 1997          1997         1996         1995         1994         1993
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $13.35        $13.30        $13.04       $13.14       $13.02       $13.45       $12.85
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                    .329          .111          .669         .671         .686         .683         .710
    Net Realized and Unrealized
        Gain (Loss) on Investments          (.048)         .050          .263        (.091)        .278        (.354)        .721
                                           ---------------------------------------------------------------------------------------
        Total from Investment
           Operations                        .281          .161          .932         .580         .964         .329        1.431
                                           ---------------------------------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income    (.329)        (.111)        (.669)       (.671)       (.686)       (.683)       (.710)
    Distributions from Realized
        Capital Gains                       (.052)           --         (.003)       (.009)       (.158)       (.076)       (.121)
                                           ---------------------------------------------------------------------------------------
        Total Distributions                 (.381)        (.111)        (.672)       (.680)       (.844)       (.759)       (.831)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $13.25        $13.35        $13.30       $13.04       $13.14       $13.02       $13.45
==================================================================================================================================

TOTAL RETURN                                2.10%         1.21%         7.31%        4.47%        7.82%        2.49%       11.54%
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)   $7,147        $6,770        $6,658       $5,927       $5,448       $5,068       $4,945
    Ratio of Total Expenses to
        Average Net Assets                  0.21%*        0.18%*        0.19%        0.20%        0.22%        0.20%        0.20%
    Ratio of Net Investment Income to
        Average Net Assets                  4.94%*        4.99%*        5.07%        5.09%        5.35%        5.15%        5.41%
    Portfolio Turnover Rate                   18%*           1%           15%          14%          12%          18%          15%
----------------------------------------------------------------------------------------------------------------------------------

*Annualized.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                       INSURED LONG-TERM PORTFOLIO
                                                                                         YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING          SIX MONTHS ENDED     SEP. 1 TO        -----------------------------------------------------------
THROUGHOUT EACH PERIOD              APR. 30, 1998 OCT. 31, 1997          1997         1996         1995         1994         1993
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $12.51        $12.45        $12.14       $12.12       $11.98       $12.89       $12.28
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                    .328          .111          .674         .670         .684         .699         .718
    Net Realized and Unrealized
        Gain (Loss) on Investments          (.019)         .060          .382         .020         .313        (.734)        .813
                                         -----------------------------------------------------------------------------------------
        Total from Investment
           Operations                        .309          .171         1.056         .690         .997        (.035)       1.531
                                         -----------------------------------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income    (.328)        (.111)        (.674)       (.670)       (.684)       (.699)       (.718)
    Distributions from Realized
        Capital Gains                       (.081)           --         (.072)          --        (.173)       (.176)       (.203)
                                         -----------------------------------------------------------------------------------------
        Total Distributions                 (.409)        (.111)        (.746)       (.670)       (.857)       (.875)       (.921)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $12.41        $12.51        $12.45       $12.14       $12.12       $11.98       $12.89
===================================================================================================================================

TOTAL RETURN                                2.47%         1.37%         8.93%        5.77%        8.88%       -0.32%       13.06%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)   $2,094        $2,043        $2,024       $1,936       $1,935       $1,938       $2,194
    Ratio of Total Expenses to
        Average Net Assets                 0.20%*        0.18%*         0.19%        0.20%        0.22%        0.20%        0.20%
    Ratio of Net Investment Income to
        Average Net Assets                 5.25%*        5.32%*         5.47%        5.46%        5.82%        5.62%        5.77%
    Portfolio Turnover Rate                   5%*            1%           18%          18%           7%          16%          30%
-----------------------------------------------------------------------------------------------------------------------------------

*Annualized.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                            LONG-TERM PORTFOLIO
                                                                                            YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING          SIX MONTHS ENDED     SEP. 1 TO        -----------------------------------------------------------
THROUGHOUT EACH PERIOD              APR. 30, 1998 OCT. 31, 1997          1997         1996         1995         1994        1993
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $11.18        $11.11        $10.73       $10.68       $10.58       $11.38       $10.95
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                    .289          .098          .588         .591         .608         .609         .640
    Net Realized and Unrealized
        Gain (Loss) on Investments           .008          .070          .403         .050         .256        (.595)        .715
                                         -----------------------------------------------------------------------------------------
        Total from Investment
           Operations                        .297          .168          .991         .641         .864         .014        1.355
                                         -----------------------------------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income    (.289)        (.098)        (.588)       (.591)       (.608)       (.609)       (.640)
    Distributions from Realized
        Capital Gains                       (.058)           --         (.023)          --        (.156)       (.205)       (.285)
                                         -----------------------------------------------------------------------------------------
        Total Distributions                 (.347)        (.098)        (.611)       (.591)       (.764)       (.814)       (.925)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $11.13        $11.18        $11.11       $10.73       $10.68       $10.58       $11.38
===================================================================================================================================

TOTAL RETURN                                2.65%         1.52%         9.46%        6.08%        8.74%        0.08%       13.09%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)   $1,362        $1,249        $1,222       $1,110       $1,054       $1,001       $1,131
    Ratio of Total Expenses to
        Average Net Assets                  0.20%*        0.18%*        0.19%        0.20%        0.23%        0.20%        0.20%
    Ratio of Net Investment Income to
        Average Net Assets                  5.16%*        5.28%*        5.37%        5.45%        5.87%        5.56%        5.81%
    Portfolio Turnover Rate                    9%*           1%            9%          26%          35%          45%          36%
----------------------------------------------------------------------------------------------------------------------------------

*Annualized

----------------------------------------------------------------------------------------------------------------------------------
                                                                                          HIGH-YIELD PORTFOLIO
                                                                                          YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING          SIX MONTHS ENDED    SEP. 1 TO         -----------------------------------------------------------
THROUGHOUT EACH PERIOD              APR. 30, 1998 OCT. 31, 1997          1997         1996         1995         1994         1993
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $10.83        $10.76        $10.39       $10.43       $10.39       $11.17       $10.76
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                    .289          .106          .589         .594         .625         .626         .669
    Net Realized and Unrealized
        Gain (Loss) on Investments           .032          .070          .370        (.040)        .213        (.566)        .664
                                         -----------------------------------------------------------------------------------------
        Total from Investment
           Operations                        .321          .176          .959         .554         .838         .060        1.333
                                         -----------------------------------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income    (.289)        (.106)        (.589)       (.594)       (.625)       (.626)       (.669)
    Distributions from Realized
        Capital Gains                       (.052)           --            --           --        (.173)       (.214)       (.254)
                                         -----------------------------------------------------------------------------------------
        Total Distributions                 (.341)        (.106)        (.589)       (.594)       (.798)       (.840)       (.923)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $10.81        $10.83        $10.76       $10.39       $10.43       $10.39       $11.17
==================================================================================================================================

TOTAL RETURN                                2.97%         1.63%         9.45%        5.39%        8.69%        0.52%       13.08%
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)   $2,463        $2,256        $2,193       $1,985       $1,865       $1,781       $1,931
    Ratio of Total Expenses to
        Average Net Assets                 0.21%*        0.19%*         0.19%        0.20%        0.22%        0.20%        0.20%
    Ratio of Net Investment Income to
        Average Net Assets                 5.24%*        6.08%*         5.56%        5.66%        6.15%        5.83%        6.15%
    Portfolio Turnover Rate                  17%*            3%           27%          19%          33%          50%          34%
----------------------------------------------------------------------------------------------------------------------------------

*Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Municipal Bond Fund is registered under the Investment Company Act of 1940 as a diversified open-end investment company, or mutual fund, and comprises the Money Market, Short-Term, Limited-Term, Intermediate-Term, Insured Long-Term, Long-Term, and High-Yield Portfolios. Each Portfolio invests in debt instruments of many municipal issuers; the issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Effective in 1997, the Fund's fiscal year changed from August 31 to October 31.

A. The following significant accounting policies conform to generally accepted accounting principles for mutual funds. The Fund consistently follows such policies in preparing its financial statements.

      1. SECURITY VALUATION: Money Market Portfolio: Investment securities are valued at amortized cost, which approximates market value. Other Portfolios:
Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

      2. FEDERAL INCOME TAXES: Each Portfolio intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

      3. FUTURES CONTRACTS: Each Portfolio, except the Money Market Portfolio, may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts to a limited extent, with the objectives of enhancing returns, managing interest-rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The Portfolios may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The Portfolios may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the Portfolios and the prices of futures contracts, and the possibility of an illiquid market.

      Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the values of futures contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

      4. DISTRIBUTIONS: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

      5. OTHER: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and original issue discounts are amortized and accreted, respectively, to interest income over the lives of the respective securities.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the Fund under methods approved by the Board of Directors. At April 30, 1998, the Fund had contributed capital aggregating $1,297,000 to Vanguard (included in Other Assets), representing 6.5% of Vanguard's capitalization. The Fund's Directors and officers are also Directors and officers of Vanguard.

C. The Fund's investment adviser may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the Fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the Fund's administrative expenses. The Fund's custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 1998, directed brokerage and custodian fee offset arrangements reduced expenses by:

-------------------------------------------------------------------------------------------------------
                                                EXPENSE REDUCTION
                                                      (000)
                                           ---------------------------
                                                                                  TOTAL EXPENSE
                                                                                 REDUCTION AS A
                                           DIRECTED           CUSTODIAN           PERCENTAGE OF
PORTFOLIO                                  BROKERAGE            FEES           AVERAGE NET ASSETS
-------------------------------------------------------------------------------------------------------
Money Market                                   --                $39                  --
Short-Term                                     --                 10                  --
Limited-Term                                  $96                 13                  0.01%*
Intermediate-Term                              --                 38                  --
Insured Long-Term                              --                 12                  --
Long-Term                                      --                  9                  --
High-Yield                                     --                 15                  --
-------------------------------------------------------------------------------------------------------


*Annualized.

D. During the six months ended April 30, 1998, purchases and sales of investment securities other than temporary cash investments were:

-------------------------------------------------------------------------------------------------------
                                                                             (000)
                                                             ------------------------------------------
PORTFOLIO                                                     PURCHASES               SALES
-------------------------------------------------------------------------------------------------------
Short-Term                                                   $  335,548             $215,858
Limited-Term                                                    558,186              445,855
Intermediate-Term                                             1,085,219              571,751
Insured Long-Term                                               111,554               52,193
Long-Term                                                       223,192               56,599
High-Yield                                                      436,197              191,579
-------------------------------------------------------------------------------------------------------

E. Capital gains distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes due to differences in the timing of realization of gains. For federal income tax purposes, at October 31, 1997, the Portfolios had the following capital losses available to offset future capital gains:

-------------------------------------------------------------------------------------------------------
                                                                         CAPITAL LOSS
                                                             ------------------------------------------
                                                                                   EXPIRATION
                                                                                 FISCAL YEAR(S)
                                                               AMOUNT                ENDING
PORTFOLIO                                                       (000)              OCTOBER 31
-------------------------------------------------------------------------------------------------------
Money Market                                                 $  (638)               2001-2005
Limited-Term                                                  (2,325)               2003-2005
Insured Long-Term                                             (1,861)                    2005
Long-Term                                                       (635)                    2005
High-Yield                                                    (3,074)                    2005
-------------------------------------------------------------------------------------------------------

F. At April 30, 1998, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was:

-------------------------------------------------------------------------------------------------------
                                                                (000)
                                      -----------------------------------------------------------------
                                                                                       NET
                                      APPRECIATED            DEPRECIATED           UNREALIZED
PORTFOLIO                             SECURITIES             SECURITIES           APPRECIATION
-------------------------------------------------------------------------------------------------------
Short-Term                            $    5,118            $    (916)            $    4,202
Limited-Term                              18,783               (2,696)                16,087
Intermediate-Term                        302,378              (10,470)               291,908
Insured Long-Term                        188,232               (1,471)               186,761
Long-Term                                105,888               (2,600)               103,288
High-Yield                               177,731              (33,229)               144,502
-------------------------------------------------------------------------------------------------------

      At April 30, 1998, the aggregate settlement value of open futures contracts expiring in June 1998 and the related unrealized appreciation (depreciation) were:

-------------------------------------------------------------------------------------------------------
                                                               (000)
                                     ------------------------------------------------------------------
                                       NUMBER OF              AGGREGATE            UNREALIZED
                                     LONG (SHORT)            SETTLEMENT           APPRECIATION
PORTFOLIO/FUTURES CONTRACTS            CONTRACTS                VALUE            (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
Limited-Term/
  5-Year U.S. Treasury Note               (900)              $  98,002              $   190
Intermediate-Term/
  U.S. Treasury Note                    (2,800)                314,475                1,105
Insured Long-Term/
  U.S. Treasury Bond                      (264)                 31,738                  138
  U.S. Treasury Note                      (495)                 55,595                  228
Long-Term/
  U.S. Treasury Bond                       731                  84,630                  (89)
High-Yield/
  U.S. Treasury Bond                      (500)                 60,109                  (94)
  U.S. Treasury Note                      (570)                 64,018                  258
-------------------------------------------------------------------------------------------------------

DIRECTORS AND OFFICERS

JOHN C. BOGLE
Senior Chairman of the Board and Director of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

JOHN J. BRENNAN
Chairman, Chief Executive Officer, and Director of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

ROBERT E. CAWTHORN
Chairman Emeritus and Director of Rhone-Poulenc Rorer, Inc.; Managing Director of Global Health Care Partners/DLJ Merchant Banking Partners; Director of Sun Company, Inc., and Westinghouse Electric Corp.

BARBARA BARNES HAUPTFUHRER
Director of The Great Atlantic and Pacific Tea Co., IKON Office Solutions, Inc., Raytheon Co., Knight-Ridder, Inc., Massachusetts Mutual Life Insurance Co., and Ladies Professional Golf Association; Trustee Emerita of Wellesley College.

BURTON G. MALKIEL
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Amdahl Corp., Baker Fentress & Co., The Jeffrey Co., and Southern New England Telecommunications Co.

ALFRED M. RANKIN, JR.
Chairman, President, and Chief Executive Officer of NACCO Industries, Inc.; Director of NACCO Industries, The BFGoodrich Co., and The Standard Products Co.

JOHN C. SAWHILL
President and Chief Executive Officer of The Nature Conservancy; formerly, Director and Senior Partner of McKinsey & Co. and President of New York University; Director of Pacific Gas and Electric Co., Procter & Gamble Co., and NACCO Industries.

JAMES O. WELCH, JR.
Retired Chairman of Nabisco Brands, Inc.; retired Vice Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON
Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of Cummins Engine Co. and The Mead Corp.; Trustee of Vanderbilt University.

OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY
Secretary; Managing Director and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

RICHARD F. HYLAND
Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

KAREN E. WEST
Controller; Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.

OTHER VANGUARD OFFICERS

R. GREGORY BARTON
Managing Director, Legal Department.

ROBERT A. DISTEFANO
Managing Director, Information Technology.

JAMES H. GATELY
Managing Director, Individual Investor Group.

KATHLEEN C. GUBANICH
Managing Director, Human Resources.

IAN A. MACKINNON
Managing Director, Fixed Income Group.

F. WILLIAM MCNABB, III
Managing Director, Institutional Investor Group.

MICHAEL S. MILLER
Managing Director, Planning and Development.

RALPH K. PACKARD
Managing Director and Chief Financial Officer.

GEORGE U. SAUTER
Managing Director, Core Management Group.


   "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. Frank Russell Company is the owner of trademarks and copyrights relating to the Russell
    Indexes. "Wilshire 4500" and "Wilshire 5000" are trademarks of Wilshire
                                  Associates.

VANGUARD FAMILY OF FUNDS

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     Portfolio
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     Stock Portfolio
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     Portfolio
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Specialized Portfolios
   Energy Portfolio
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     Portfolio
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   Capital Appreciation
     Portfolio
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Total International Portfolio
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Windsor II

MONEY MARKET FUNDS
Admiral Funds
   U.S. Treasury Money Market
     Portfolio
Money Market Reserves
   Federal Portfolio
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Municipal Bond Fund
   Money Market Portfolio
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   (CA, NJ, NY, OH, PA)
Treasury Money Market Portfolio

BOND FUNDS
Admiral Funds
   Intermediate-Term U.S.
     Treasury Portfolio
   Long-Term U.S. Treasury
     Portfolio
   Short-Term U.S. Treasury
     Portfolio
Bond Index Fund
   Intermediate-Term Bond
     Portfolio
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   Short-Term Bond Portfolio
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   GNMA Portfolio
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     Portfolio
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     Treasury Portfolio
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     Portfolio
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     Portfolio
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     Portfolio
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     Portfolio
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   High-Yield Portfolio
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State Tax-Free Funds
   (CA, FL, NJ, NY, OH, PA)

BALANCED FUNDS
Asset Allocation Fund
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     Portfolio
LifeStrategy Portfolios
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     Portfolio
   Growth Portfolio
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STAR Portfolio
Tax-Managed Fund
   Balanced Portfolio
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Wellington Fund

Q952-4/1998
(C) 1998 Vanguard Marketing
Corporation, Distributor.
All rights reserved.

[THE VANGUARD GROUP LOGO]
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FUND INFORMATION
1-800-662-7447

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All Vanguard funds are offered by prospectus only. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before you invest or send money. Prospectuses can be obtained directly from The Vanguard Group.

VANGUARD MUNICIPAL BOND FUND
FINANCIAL STATEMENTS
April 30, 1998 (unaudited)

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

STATEMENT OF NET ASSETS
This Statement provides a detailed list of each Portfolio's municipal bond holdings by state, including each security's market value on the last day of the reporting period and information on credit enhancements such as insurance or letters of credit. Other assets are added to, and liabilities are subtracted from, the value of Total Municipal Bonds to calculate the Portfolio's Net Assets. Finally, Net Assets are divided by the outstanding shares of the Portfolio to arrive at its share price, or Net Asset Value (NAV) Per Share.

      At the end of the Statement of Net Assets of each Portfolio, you will find a table displaying the composition of the Portfolio's net assets on both a dollar and per-share basis. Undistributed Net Investment Income is usually zero because the Portfolio distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as taxable capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the Portfolio's investments and their cost, and reflects the gains (losses) that would be realized if the Portfolio were to sell all of its investments at their statement-date values.

CONTENTS

  Money Market Portfolio ..............................   1
  Short-Term Portfolio ................................  10
  Limited-Term Portfolio ..............................  16
  Intermediate-Term Portfolio .........................  23

  Insured Long-Term Portfolio .........................  40
  Long-Term Portfolio .................................  47
  High-Yield Portfolio ................................  52
  Key to Abbreviations ................................  59

--------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                MATURITY              AMOUNT       VALUE*
MONEY MARKET PORTFOLIO                                               COUPON         DATE               (000)        (000)
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.1%)
--------------------------------------------------------------------------------------------------------------------------
ALABAMA (3.1%)
Alabama Special Care Fac. Finance Auth. of the
   City of Montgomery Hosp. Rev. VRDO                                 4.10%     5/6/1998 (3)        $19,800      $ 19,800
Birmingham AL GO VRDO                                                 4.05%     5/6/1998 (2) LOC     37,700        37,700
Birmingham AL GO VRDO                                                 4.15%     5/6/1998 LOC         28,900        28,900
Birmingham AL GO VRDO                                                 4.15%     5/7/1998 LOC         21,200        21,200
Huntsville AL Health Care Auth.VRDO                                   4.00%     5/6/1998 (1)          5,700         5,700
McIntosh AL IDR PCR VRDO (Ciba-Geigy Corp. Project)                   4.10%     5/6/1998 LOC         25,000        25,000
Mobile AL IDR VRDO (Kimberly-Clark Tissue Co. Project)                4.10%     5/6/1998             33,550        33,550
                                                                                                              ------------
                                                                                                                  171,850
                                                                                                              ------------
ALASKA (4.3%)
Alaska Housing Finance Corp. VRDO                                     4.10%     5/6/1998             94,000        94,000
Alaska Housing Finance Corp. VRDO                                     4.20%     5/6/1998             35,400        35,400
Alaska Housing Finance Corp. TOB VRDO                                 4.15%     5/7/1998              7,580         7,580
Anchorage AK Electric Util. Rev. VRDO (Muni. Light & Power)           4.10%     5/6/1998 LOC         17,700        17,700

--------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                MATURITY              AMOUNT       VALUE*
MONEY MARKET PORTFOLIO                                               COUPON         DATE               (000)        (000)
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.1%)
--------------------------------------------------------------------------------------------------------------------------
Valdez AK Marine Terminal VRDO (Exxon Pipeline Project)               4.20%     5/4/1998           $ 55,100     $  55,100
Valdez City AK Marine Terminal Rev. VRDO
   (Mobil Alaska Pipeline Co. Project)                                4.10%     5/6/1998             28,350        28,350
                                                                                                            --------------
                                                                                                                  238,130
                                                                                                            --------------

ARIZONA (1.3%)
Arizona Health Fac. Auth. VRDO (Samaritan Health Services)            4.10%     5/7/1998 (3)         29,460        29,460
Maricopa County AZ PCR VRDO (Arizona Public Service Palo Verde)       4.15%     5/4/1998 LOC          7,500         7,500
Maricopa County AZ PCR VRDO (Arizona Public Service Palo Verde)       4.20%     5/4/1998 LOC          2,800         2,800
Maricopa County AZ PCR VRDO (Arizona Public Service Palo Verde)       4.25%     5/4/1998 LOC          3,000         3,000
Scottsdale AZ IDA Hosp. Rev. VRDO
   (Scottsdale Memorial Health Systems)                               4.00%     5/6/1998 (2)         28,900        28,900
                                                                                                            --------------
                                                                                                                   71,660
                                                                                                            --------------

ARKANSAS (0.5%)
Arkansas Dev. Finance Auth. Health Care Fac. VRDO
   (Sisters of Mercy)                                                 4.10%     5/7/1998             10,700        10,700
Univ. of Arkansas Board of Trustees Rev. VRDO                         4.10%     5/6/1998             20,000        20,000
                                                                                                            --------------
                                                                                                                   30,700
                                                                                                            --------------
CALIFORNIA (6.0%)
California Community College Financing Auth. TRAN                     4.50%    9/30/1998             40,000        40,087
California RAN                                                        4.50%    6/30/1998             60,000        60,063
California Higher Educ. Loan Auth. Student Loan Rev. PUT              3.80%     5/1/1998 LOC         59,800        59,800
California Higher Educ. Loan Auth. Student Loan Rev. PUT              4.00%     7/1/1998 LOC         16,000        16,000
California Higher Educ. Loan Auth. Student Loan Rev. VRDO             4.05%     5/6/1998 LOC         23,950        23,950
Fresno County CA TRAN                                                 4.25%     7/1/1998             10,000        10,007
Irvine CA Ranch Water Dist. Rev. VRDO                                 4.05%     5/4/1998 LOC          3,000         3,000
Los Angeles City CA TRAN                                              4.50%    6/30/1998             24,000        24,024
Los Angeles County CA Local Educ. Agency                              4.50%    9/30/1998             35,000        35,105
Los Angeles County CA Unified School Dist. TRAN                       4.50%    10/1/1998             25,000        25,064
San Diego City CA TRAN                                                4.50%    9/30/1998             25,000        25,068
Stanislaus CA TRAN                                                    4.50%     7/9/1998             14,000        14,015
                                                                                                            --------------
                                                                                                                  336,183
                                                                                                            --------------
COLORADO (1.6%)
Colorado TRAN                                                         4.50%    6/26/1998             31,000        31,031
Colorado Springs (El Paso County) CO School Dist. TAN                 4.50%    6/30/1998             24,400        24,426
Denver CO City, County Airport Rev. VRDO                              4.10%     5/7/1998 LOC         21,000        21,000
Regional Transp. Dist. of Colorado COP (Transit Vehicles Project)     4.25%     5/7/1998 LOC         14,580        14,580
                                                                                                            --------------
                                                                                                                   91,037
                                                                                                            --------------
DELAWARE (1.2%)
Delaware Econ. Dev. Auth. VRDO (Hosp. Bill & Collection Service)      4.10%     5/6/1998 (5)         67,250        67,250
                                                                                                            --------------

FLORIDA (6.8%)
Dade County FL IDA Exempt Fac. Rev. VRDO (Florida Power & Light)      4.20%     5/4/1998             13,500        13,500
Dade County FL Water & Sewer System Rev. TOB VRDO (Eagle Trust)       4.20%     5/7/1998 (3)         24,000        24,000
Dade County FL Water & Sewer System Rev. VRDO                         4.00%     5/6/1998 (3)         68,300        68,300
Florida Dept. of General Services Rev.
   (Dept. of Environmental Protection Preservation-2000)              5.00%     7/1/1998 (2)         13,015        13,043
Florida Muni. Power Agency VRDO (Stanton Project)                     4.00%     5/6/1998 (1)         24,195        24,195
Gulf Breeze FL Local Govt. Loan Program VRDO                          4.10%     5/7/1998 (3)         42,715        42,715
Hillsborough County FL IDA PCR VRDO (Tampa Electric Co. Project)      4.15%     5/4/1998              4,100         4,100
Hillsborough County FL School Board COP                               4.00%     7/1/1998 (1)         13,220        13,229
Jacksonville FL Electric Auth. System CP                              4.00%    5/20/1998             18,000        18,000
Lee County FL Hosp. Board CP (Lee Memorial Hosp. Project)             3.60%     6/1/1998             32,000        32,000
Lee County FL Hosp. Board CP (Lee Memorial Hosp. Project)             3.65%     6/1/1998             13,000        13,000
Lee County FL Hosp. Board CP (Lee Memorial Hosp. Project)             3.70%     5/8/1998              5,800         5,800
Lee County FL Hosp. Board CP (Lee Memorial Hosp. Project)             3.70%     7/9/1998              7,500         7,500
Lee County FL Hosp. Board CP (Lee Memorial Hosp. Project)             3.75%     7/9/1998             22,000        22,000
Lee County FL Hosp. Board CP (Lee Memorial Hosp. Project)             3.80%     7/8/1998              7,000         7,000
Orange County FL Health Fac. Auth. VRDO
   (Adventist Health System/Sunbelt)                                  4.10%     5/7/1998 LOC         29,400        29,400

--------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                MATURITY              AMOUNT       VALUE*
                                                                     COUPON         DATE               (000)        (000)
--------------------------------------------------------------------------------------------------------------------------
St. Lucie County FL PCR CP (Florida Power & Light Co.)                3.85%    8/14/1998           $  5,000      $  5,000
St. Lucie County FL PCR VRDO (Florida Power & Light Co.)              4.00%     5/4/1998                300           300
Sunshine State FL Govt. Fin. Comm. CP                                 3.75%     7/8/1998 (2)         34,700        34,700
                                                                                                            --------------
                                                                                                                  377,782
                                                                                                            --------------
GEORGIA (3.3%)
Burke County GA Dev. Auth. PCR VRDO (Georgia Power Co.)               4.20%     5/4/1998              4,000         4,000
Burke County GA Dev. Auth. PCR VRDO (Georgia Power Co.)               4.25%     5/4/1998             12,600        12,600
Burke County GA Dev. Auth. PCR VRDO (Oglethorpe Power Corp.)          4.00%     5/6/1998 (3)         45,370        45,370
Fulco GA Hosp. Auth. RAN Certificates (Shepherd Center Project)       4.05%     5/6/1998 LOC          7,300         7,300
Georgia State GO                                                      6.80%     8/1/1998              6,155         6,204
Georgia State GO                                                      7.20%     3/1/1999              9,650         9,933
Macon-Bibb County GA Hosp. Auth. Rev. VRDO
   (Medical Center of Central Georgia)                                4.15%     5/6/1998 LOC          5,000         5,000
Muni. Electric Auth. of Georgia CP (Subordinate Bonds Project)        3.50%     5/1/1998 LOC         25,000        25,000
Muni. Electric Auth. of Georgia CP (Subordinate Bonds Project)        3.65%    7/17/1998 LOC         12,650        12,650
Muni. Electric Auth. of Georgia General Resolution CP                 3.60%    7/20/1998 LOC          7,385         7,385
Muni. Electric Auth. of Georgia VRDO (Sublien Bonds Project)          4.10%     5/6/1998 LOC          4,600         4,600
Muni. Gas Auth. of Georgia VRDO                                       3.95%     5/6/1998 LOC          4,300         4,300
Muni. Gas Auth. of Georgia VRDO (Agency Project)                      4.10%     5/6/1998 LOC         40,500        40,500
                                                                                                            --------------
                                                                                                                  184,842
                                                                                                            --------------
HAWAII (0.4%)
Hawaii GO                                                             5.00%    11/1/1998             16,000        16,109
Honolulu HI City & County CP                                          3.90%    7/14/1998              8,100         8,100
                                                                                                            --------------
                                                                                                                   24,209
                                                                                                            --------------
IDAHO (0.4%)
Idaho TAN                                                            4.625%    6/30/1998             25,000        25,030
                                                                                                            --------------

ILLINOIS (4.0%)
Chicago IL School Finance Auth. GO                                    4.40%     6/1/1998 (1)          5,000         5,003
Illinois Dev. Finance Auth. PCR VRDO (Illinois Power Co. Project)     4.00%     5/6/1998 LOC          3,800         3,800
Illinois Dev. Finance Auth. PCR VRDO (Illinois Power Co. Project)     4.10%     5/6/1998 LOC         13,900        13,900
Illinois Educ. Fac. VRDO (DePaul Univ.)                               4.15%     5/6/1998 LOC         33,600        33,600
Illinois Health Fac. Auth. PUT (Evanston Hosp. Corp.)                 3.60%    8/31/1998             21,000        21,000
Illinois Health Fac. Auth. VRDO
   (Franciscan Sisters Health Care Corp.)                             4.05%     5/6/1998 LOC         27,000        27,000
Illinois Health Fac. Auth. VRDO (Hosp. Sisters Service)              4.125%     5/6/1998 (1)         23,500        23,500
Illinois Health Fac. Auth. VRDO (Pooled Finance)                      4.10%     5/6/1998 LOC         10,500        10,500
Illinois Health Fac. Auth. VRDO (Univ. of Chicago Hosp. Project)      4.05%     5/6/1998 (1)         21,000        21,000
Illinois Toll Highway Auth. VRDO                                      4.00%     5/6/1998 (1) LOC     56,085        56,085
Schaumburg IL VRDO                                                    4.20%     5/6/1998             10,800        10,800
                                                                                                            --------------
                                                                                                                  226,188
                                                                                                            --------------
INDIANA (2.2%)
Delaware County IN Hosp. Auth. VRDO (Cardinal Health Systems)         4.15%     5/6/1998 (2)         15,000        15,000
Indiana Health Fac. Finance Auth. Hosp. Rev. VRDO
   (Charity Obligated Group-Daughters of Charity
   National Health System)                                            3.95%     5/6/1998             27,000        27,000
Indiana Health Fac. Finance Auth. Hosp. Rev. VRDO
   (Clarian Health Partners)                                          4.10%     5/6/1998             38,500        38,500
Indiana Muni. Power Agency VRDO                                       4.05%     5/6/1998 LOC         10,000        10,000
Mt. Vernon IN PCR PUT (Southern Indiana Gas & Electric)               4.05%     5/1/1998             12,000        12,000
Petersburg IN PCR CP (Indianapolis Power & Light Co.)                 3.85%    7/22/1998             10,100        10,100
Purdue Univ. Student Fee Bonds                                        4.05%     5/6/1998              3,300         3,300
Rockport City IN PCR VRDO (AEP Generating Co. Project)                4.25%     5/4/1998 (2)          9,800         9,800
                                                                                                            --------------
                                                                                                                  125,700
                                                                                                            --------------
IOWA (0.1%)
Iowa State School Cash Anticipation Program                           4.25%    1/28/1999 (4)          8,000         8,040
                                                                                                            --------------

KENTUCKY (2.3%)
Kentucky Econ. Dev. Finance Auth. Hosp. Rev. VRDO
   (Baptist Healthcare System Obligation Group)                       4.10%     5/6/1998 LOC         87,450        87,450

--------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                MATURITY              AMOUNT       VALUE*
MONEY MARKET PORTFOLIO                                               COUPON         DATE               (000)        (000)
--------------------------------------------------------------------------------------------------------------------------
Kentucky Econ. Dev. Finance Auth. Hosp. Rev. VRDO
   (Health Alliance of Greater Cincinnati)                           4.125%     5/6/1998 (1)       $ 30,300      $ 30,300
Trimble County KY CP (Louisville Gas & Electric Co. Project)          3.70%    7/14/1998             10,000        10,000
                                                                                                            --------------
                                                                                                                  127,750
                                                                                                            --------------
LOUISIANA (1.7%)
East Baton Rouge Parish LA PCR VRDO (Exxon Project)                   4.20%     5/4/1998              6,725         6,725
Louisiana GO CP                                                       3.60%    5/12/1998 LOC          7,800         7,800
Louisiana Public Fac. Auth. Hosp. Rev. CP
   (Our Lady of the Lake Regional Medical Center)                     3.65%    7/16/1998 (4)         15,500        15,500
Louisiana Public Fac. Auth. Hosp. Rev. CP
   (Our Lady of the Lake Regional Medical Center)                     3.65%    7/17/1998 (4)         11,400        11,400
Louisiana Public Fac. Auth. Hosp. Rev. CP
   (Our Lady of the Lake Regional Medical Center)                     3.70%    7/10/1998 (4)         18,760        18,760
Louisiana Public Fac. Auth. Rev. VRDO (Sisters of Charity)           4.125%     5/6/1998             34,900        34,900
                                                                                                            --------------
                                                                                                                   95,085
                                                                                                            --------------
MAINE (0.2%)
Maine Health & Higher Educ. Fac. Auth. VRDO (Bowdoin College)         4.10%     5/6/1998 LOC         13,500        13,500
                                                                                                            --------------

MARYLAND (2.3%)
Frederick County MD Consolidated Public Improvement VRDO              4.10%     5/6/1998             59,600        59,600
Maryland GO TOB VRDO                                                  4.13%     5/7/1998              5,000         5,000
Maryland Health and Higher Educ. Fac. Auth.
   (Charity Obligated Group-Daughters of Charity)                     3.95%     5/6/1998             29,100        29,100
Washington MD Suburban Sanitation Dist. BAN VRDO                      4.10%     5/6/1998             32,500        32,500
                                                                                                            --------------
                                                                                                                  126,200
                                                                                                            --------------
MASSACHUSETTS (0.5%)
Massachusetts Bay Transp. Auth. Notes                                 4.25%    2/26/1999             25,000        25,130
                                                                                                            --------------

MICHIGAN (4.0%)
Detroit MI City School Dist. State School Aid TRAN                    4.50%     5/1/1998             30,000        30,000
Michigan Hosp. Finance Auth. VRDO
   (Charity Obligated Group-Daughters of Charity
   National Health System)                                            3.95%     5/6/1998             10,000        10,000
Michigan Housing Dev. Auth. Rental Rev. VRDO                          4.05%     5/6/1998 LOC         42,100        42,100
Michigan State Notes                                                  4.50%    9/30/1998            135,500       135,901
Oakland County MI Econ. Dev. Corp. VRDO
   (Cranbrook Educ. Comm.)                                            4.15%     5/7/1998              4,500         4,500
Univ. of Michigan Hosp. Rev. VRDO                                     4.25%     5/4/1998              3,300         3,300
                                                                                                            --------------
                                                                                                                  225,801
                                                                                                            --------------
MINNESOTA (0.1%)
Canby MN Community Hosp. Dist. #1 Yellow Medicine County VRDO
   (Sioux Valley Hospitals & Health Systems)                          4.50%     5/8/1998              3,870         3,870
                                                                                                            --------------

MISSISSIPPI (0.6%)
Jackson County MS Port Fac. Rev. VRDO
   (Chevron USA Inc. Project)                                         4.20%     5/4/1998             28,700        28,700
Mississippi GO                                                        5.00%    11/1/1998              3,730         3,751
                                                                                                            --------------
                                                                                                                   32,451
                                                                                                            --------------
MISSOURI (4.2%)
Kansas City MO School Dist. Building Corp.                           10.50%     2/1/1999 (3)          7,545         7,923
Missouri Environmental Improvement & Energy Resources Auth.
   PCR CP (Union Electric Co.)                                        3.65%    8/14/1998 LOC         11,655        11,655
Missouri Health & Educ. Fac. Auth. VRDO (SSM Health Care Project)     4.15%     5/6/1998 (1)         13,700        13,700
Missouri Health & Educ. Fac. Auth. VRDO (SSM Health Care Project)     4.30%     5/6/1998 (1)          9,600         9,600
Missouri Health & Educ. Fac. Auth. VRDO (SSM Health Care Project)     4.40%     5/5/1998 LOC          6,800         6,800
Missouri Health & Educ. Fac. Auth. VRDO
   (Sisters of Mercy Health Care System)                              4.10%     5/6/1998             59,300        59,300
Missouri Health & Educ. Fac. Auth. VRDO
   (Sisters of Mercy Health Care System)                              4.10%     5/7/1998             67,000        67,000

                                       4

--------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                MATURITY              AMOUNT       VALUE*
                                                                     COUPON         DATE               (000)        (000)
--------------------------------------------------------------------------------------------------------------------------
Missouri Health & Educ. Fac. Auth. VRDO (Washington Univ.)            4.30%     5/4/1998           $  8,300      $  8,300
Missouri Health & Educ. Fac. Auth. School Dist. TRAN
   Advance Funding Program (Columbia School Dist.)                    4.50%    9/14/1998              6,000         6,013
Missouri Health & Educ. Fac. Auth. School Dist. TRAN
   Advance Funding Program (Rockwood R-VI School Dist.)               4.50%    9/14/1998              4,500         4,510
Missouri Health & Educ. Fac. Auth. School Dist.
   Advance Funding Program (St. Louis County School Dist.)            4.50%    9/14/1998              9,000         9,020
Missouri Health & Educ. Finance Auth. VRDO
   (St. Anthony's Medical Center)                                     4.10%     5/6/1998             32,200        32,200
                                                                                                            --------------
                                                                                                                  236,021
                                                                                                            --------------
NEVADA (2.0%)
Clark County NV Airport Improvement Rev. VRDO
   (McCarren International Airport)                                   4.00%     5/6/1998 LOC         17,800        17,800
Clark County NV Airport System Refunding Rev. VRDO
   (McCarren International Airport)                                   4.00%     5/6/1998 (1)         12,893        12,893
Clark County NV Airport System Rev. PUT
   (McCarren International Airport)                                  3.875%     7/8/1998 (1)         18,000        18,000
Las Vegas NV Water Dist. CP                                           3.75%    7/10/1998 LOC         45,500        45,500
Las Vegas NV Water Dist. CP                                           4.00%    5/12/1998 LOC         20,000        20,000
                                                                                                            --------------
                                                                                                                  114,193
                                                                                                            --------------
NEW HAMPSHIRE (0.5%)
New Hampshire Higher Educ. & Health Fac. Auth. VRDO
   (St Paul's School)                                                 4.10%     5/7/1998 LOC         25,200        25,200
                                                                                                            --------------

NEW JERSEY (0.7%)
Cherry Hill Township NJ BAN                                           4.50%   10/14/1998             11,100        11,134
Freehold Township NJ BAN                                             4.125%   10/28/1998              7,965         7,978
New Jersey CP TRAN                                                    3.60%    6/15/1998             16,000        16,000
New Jersey Turnpike Auth. Rev. VRDO                                   4.00%     5/6/1998 (3) LOC      1,800         1,800
                                                                                                            --------------
                                                                                                                   36,912
                                                                                                            --------------
NEW MEXICO (2.2%)
Albuquerque NM GO                                                     4.00%     7/1/1998              8,500         8,505
Hurley NM PCR VRDO
   (Kennecott Sante Fe Corp. Project British Petroleum)               4.25%     5/4/1998             31,200        31,200
New Mexico Finance Auth. Administrative Fee Rev. Bonds VRDO
   (Trims Project)                                                    4.25%     5/6/1998 LOC          5,000         5,000
New Mexico Highway Comm. VRDO                                         4.10%     5/6/1998 (4)         14,000        14,000
New Mexico TRAN                                                       4.50%    6/30/1998             65,950        66,014
                                                                                                            --------------
                                                                                                                  124,719
                                                                                                            --------------
NEW YORK (2.2%)
Nassau County NY GO                                                   4.50%     9/1/1998 (3)         16,430        16,480
New York City NY Custodial Receipt TOB VRDO                           4.15%     5/7/1998 (3)          4,000         4,000
New York City NY GO VRDO                                              4.00%     5/6/1998 LOC          4,600         4,600
New York City NY GO VRDO                                              4.15%     5/4/1998 (1)         15,900        15,900
New York City NY GO VRDO                                              4.20%     5/4/1998 LOC          4,100         4,100
New York City NY Muni. Finance Auth. Water &
   Sewer System Rev. VRDO                                             4.20%     5/4/1998 (3)         13,005        13,005
New York State Dormitory Auth. TOB VRDO (City Univ.)                  4.13%     5/7/1998 (1)         19,995        19,995
New York State Environmental Fac. PCR TOB VRDO                        4.13%     5/7/1998             21,850        21,850
New York State Local Govt. Assistance Corp. TOB VRDO                  4.13%     5/7/1998 (2)          9,070         9,070
Roslyn NY Union Free School Dist. TAN                                 4.25%    6/29/1998              3,000         3,002
Syosset NY Central School Dist. TAN                                   4.10%    6/29/1998              9,000         9,004
                                                                                                            --------------
                                                                                                                  121,006
                                                                                                            --------------
NORTH CAROLINA (3.4%)
Charlotte NC Airport Refunding Rev. VRDO                              4.00%     5/6/1998 (1)         15,865        15,865
Mecklenburg County NC GO                                              4.20%     2/1/1999              5,000         5,024
Mecklenburg County NC VRDO                                            4.00%     5/7/1998             21,800        21,800
North Carolina Educ. Fac. Finance Auth. VRDO
   (Bowman Gray School of Medicine Project)                           4.10%     5/6/1998 LOC         11,000        11,000
North Carolina Educ. Fac. Finance Auth. VRDO (Duke Univ.)             4.05%     5/7/1998             11,800        11,800

--------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                MATURITY              AMOUNT       VALUE*
MONEY MARKET PORTFOLIO                                               COUPON         DATE               (000)        (000)
--------------------------------------------------------------------------------------------------------------------------
North Carolina Educ. Fac. Finance Auth. VRDO (Duke Univ.)             4.05%     6/1/1998           $ 14,800      $ 14,800
North Carolina Medical Care Comm. Hosp. Rev. VRDO
   (Duke Univ. Hosp. Project)                                         4.05%     5/7/1998             21,600        21,600
North Carolina Medical Care Comm. Hosp. Rev. VRDO
   (Moses H. Cone Memorial Hosp. Project)                             4.10%     5/7/1998             19,500        19,500
North Carolina Medical Care Comm. Hosp. Rev. VRDO
   (North Carolina Baptist Hosp. Project)                             4.10%     5/7/1998             41,000        41,000
Wake County NC Industrial Fac. & Pollution Control
   Finance Auth. VRDO (Carolina Power & Light)                        4.10%     5/6/1998 LOC         16,600        16,600
Winston-Salem NC COP VRDO                                             4.20%     5/7/1998              8,850         8,850
                                                                                                            --------------
                                                                                                                  187,839
                                                                                                            --------------
NORTH DAKOTA (0.6%)
Oliver County ND PCR VRDO (Square Butte Electric
   Cooperative Project)                                               4.10%     5/6/1998 (2)         30,750        30,750
                                                                                                            --------------

OHIO (7.2%)
Butler County OH Water System BAN                                     3.89%   10/22/1998              4,110         4,117
Cincinnati OH Student Loan Funding Corp.
   Student Loan Rev. VRDO                                             4.05%     5/6/1998 LOC         10,225        10,225
Clermont County OH Hosp. Rev. VRDO (Mercy Health System)              4.10%     5/6/1998             64,100        64,100
Cuyahoga County OH Hosp. Rev. VRDO
   (Cleveland Clinic Foundation)                                      4.15%     5/6/1998             86,000        86,000
Cuyahoga County OH Hosp. Rev. VRDO
   (Cleveland Clinic Foundation)                                      4.15%     5/6/1998 LOC         38,030        38,030
Franklin County OH Hosp. Rev. VRDO (Holy Cross Health System)         4.15%     5/7/1998             21,700        21,700
Franklin County OH Hosp. Rev. VRDO (U.S. Health Corp.)                4.10%     5/7/1998 LOC          4,715         4,715
Hamilton County OH Hosp. Fac. Rev. VRDO
   (Health Alliance of Greater Cincinnati)                            4.00%     5/6/1998 (1)          9,800         9,800
Hamilton County OH Hosp. Fac. Rev. VRDO
   (Health Alliance of Greater Cincinnati)                            4.05%     5/6/1998 (1)         56,150        56,150
Hamilton County OH Hosp. Fac. Rev. VRDO
   (Health Alliance of Greater Cincinnati)                            4.10%     5/6/1998 (1)         16,400        16,400
Montgomery County OH VRDO (Catholic Health Initiatives)               4.10%     5/6/1998             37,800        37,800
Ohio Air Quality Dev. Auth. VRDO
   (Cincinnati Gas & Electric Co. Project)                            4.20%     5/4/1998 LOC          4,200         4,200
Ohio Water Dev. Auth. VRDO (Mead Corp.)                               4.15%     5/4/1998 LOC          4,220         4,220
Ohio Public Fac. Comm. Higher Educ. Fac.                              4.50%     5/1/1998             10,850        10,850
Ohio State Univ. VRDO                                                 4.00%     5/7/1998             31,000        31,000
                                                                                                            --------------
                                                                                                                  399,307
                                                                                                            --------------
OKLAHOMA (1.1%)
Garfield County OK IDA PCR VRDO
   (Oklahoma Gas & Electric Co. Project)                              4.25%     5/6/1998             40,300        40,300
Oklahoma City OK Ind. & Cultural Health Fac. Auth. VRDO
   (St. Anthony Hosp. Project)                                        4.40%     5/5/1998 LOC         21,500        21,500
                                                                                                            --------------
                                                                                                                   61,800
                                                                                                            --------------
OREGON (1.6%)
Oregon Health Housing Educ. & Cultural Fac. Auth. VRDO
   (Peacehealth)                                                      4.10%     5/7/1998 LOC         15,085        15,085
Oregon Veterans Welfare Program VRDO                                  4.10%     5/6/1998 LOC         33,900        33,900
Oregon Veterans Welfare Program VRDO                                  4.15%     5/6/1998 LOC         28,865        28,865
Portland OR TAN                                                       4.50%    6/29/1998             10,325        10,336
                                                                                                            --------------
                                                                                                                   88,186
                                                                                                            --------------
PENNSYLVANIA (1.9%)
Allegheny County PA Hosp. Dev. Auth. VRDO
   (Allegheny General Hosp. Project)                                  4.20%     5/6/1998 LOC          2,800         2,800
Allegheny County PA Hosp. Dev. Auth. VRDO
   (Presbyterian Univ. Health)                                        4.10%     5/7/1998 (1)          9,000         9,000
Delaware County PA IDA Rev. VRDO (BP Exploration & Oil)               4.25%     5/4/1998              4,000         4,000

--------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                MATURITY              AMOUNT       VALUE*
                                                                     COUPON         DATE               (000)        (000)
--------------------------------------------------------------------------------------------------------------------------
Delaware County PA IDA Solid Waste Rev. VRDO
   (Scott Paper Co. Project)                                          4.15%     5/6/1998           $    800      $    800
Geisinger Health System Auth. of PA VRDO
   (Geisinger Health System)                                          4.25%     5/4/1998             35,400        35,400
Pennsylvania Higher Educ. Fac. Auth. VRDO
   (Univ. of Pennsylvania Health Services)                            4.05%     5/6/1998              3,000         3,000
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. VRDO
   (Children's Hosp. Project)                                         4.25%     5/4/1998             35,660        35,660
Sayre PA Health Care Fac. Auth. VRDO
   (VHA of Pennsylvania, Pooled Capital Asset Financial Program)      4.10%     5/6/1998 (2)         15,110        15,110
                                                                                                            --------------
                                                                                                                  105,770
                                                                                                            --------------
SOUTH DAKOTA (0.3%)
South Dakota Health & Educ. Fac. Auth. VRDO
   (Sioux Valley Hospitals & Health System)                           4.50%     5/8/1998             11,130        11,130
South Dakota School District COP (Cash Flow Finance Project)          4.50%    7/27/1998              6,180         6,188
                                                                                                            --------------
                                                                                                                   17,318
                                                                                                            --------------
TENNESSEE (1.3%)
Metro. Govt. of Nashville & Davidson County TN
   Health & Educ. PUT (Vanderbilt Univ.)                              3.75%    1/15/1999              7,000         7,000
Metro. Govt. of Nashville TN Airport Auth.
   Improvement Refunding VRDO                                         4.15%     5/6/1998 (3) LOC     29,500        29,500
Shelby County TN CP                                                   3.60%    6/23/1998             26,000        26,000
Tennessee GO                                                          5.00%     5/1/1998              8,725         8,725
                                                                                                            --------------
                                                                                                                   71,225
                                                                                                            --------------
TEXAS (11.2%)
Gulf Coast Waste Disposal Auth. of TX PCR VRDO
   (Amoco Oil Project)                                                4.20%     5/4/1998              5,000         5,000
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. VRDO
   (Methodist Hosp.)                                                  4.25%     5/4/1998             23,100        23,100
Harris County TX Health Fac. Dev. Corp. Medical Fac. VRDO
   (Baylor College of Medicine)                                       4.15%     5/6/1998             25,000        25,000
Harris County TX Health Fac. Dev. Corp. VRDO
   (St. Lukes Episcopal Hosp.)                                        4.25%     5/4/1998            140,870       140,870
Harris County TX Health Fac. Dev. Corp. VRDO (Sisters of Charity)    4.125%     5/6/1998             31,500        31,500
Harris County TX Health Fac. Dev. Corp. VRDO
   (Texas Children's Hosp.)                                           4.15%     5/6/1998             32,400        32,400
Harris County TX Toll Road VRDO                                       4.10%     5/6/1998             20,400        20,400
Harris County TX Toll Road VRDO                                       4.20%     5/6/1998             15,795        15,795
Houston TX GO CP                                                      3.85%    7/28/1998              6,000         6,000
Houston TX Water & Sewer System Rev.                                  5.80%    12/1/1998 (2)          4,650         4,703
Katy TX Independent School Dist. VRDO                                 4.15%     5/7/1998             24,700        24,700
Midland TX Independent School Dist. VRDO                              4.15%     5/7/1998             10,000        10,000
North Harris TX Montgomery Community College Dist. VRDO               4.15%     5/7/1998             18,500        18,500
Pasadena TX Independent School Dist. VRDO                             4.15%     5/7/1998 (3)         19,600        19,600
Plano TX Independent School Dist.                                     3.55%    8/10/1998             20,000        20,000
Red River TX Auth. PCR VRDO (Southwest Public Service)                4.30%     5/7/1998             18,600        18,600
Red River TX Auth. PCR VRDO (Southwest Public Service)                4.15%     5/7/1998 (2)         20,000        20,000
Richardson TX Independent School Dist. TRAN                           4.50%    8/27/1998             17,000        17,035
San Antonio TX Electric & Gas System Rev.                             7.00%     2/1/1999 (Prere.)     3,105         3,225
Texas Municipal Power Agency Rev.                                     6.40%     9/1/1998 (3)          3,000         3,028
Texas TRAN                                                            4.75%    8/31/1998            166,030       166,522
                                                                                                            --------------
                                                                                                                  625,978
                                                                                                            --------------
UTAH (2.3%)
Emery County UT PCR VRDO (PacifiCorp Project)                         4.10%     5/6/1998 LOC         35,500        35,500
Intermountain Power Agency of UT TOB VRDO (Eagle Trust)               4.20%     5/7/1998 (1)         37,600        37,600
Salt Lake City UT Rev. VRDO (Pooled Hosp. Finance Program)            4.05%     5/6/1998             26,900        26,900
Univ. of Utah Rev. VRDO (Auxiliary & Campus Fac.)                     4.00%     5/6/1998             27,590        27,590
                                                                                                            --------------
                                                                                                                  127,590
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                MATURITY              AMOUNT       VALUE*
MONEY MARKET PORTFOLIO                                               COUPON         DATE               (000)        (000)
--------------------------------------------------------------------------------------------------------------------------
VERMONT (0.4%)
Vermont Educ. & Health Buildings Finance Agency PUT
   (Middlebury College Project)                                       3.95%     5/1/1998           $  6,600      $  6,600
Vermont Educ. & Health Buildings Finance Agency VRDO
   (Norwich Univ.)                                                    4.15%     5/7/1998 LOC         14,400        14,400
                                                                                                            --------------
                                                                                                                   21,000
                                                                                                            --------------
VIRGINIA (0.8%)
Fairfax County VA IDA Rev. VRDO (Fairfax Hosp. System)                4.05%     5/6/1998             25,550        25,550
Fairfax County VA IDA Rev. VRDO (Fairfax Hosp. System)                4.25%     5/6/1998             18,000        18,000
                                                                                                            --------------
                                                                                                                   43,550
                                                                                                            --------------
WASHINGTON (1.7%)
Port of Seattle WA GO VRDO                                            4.10%     5/6/1998              2,100         2,100
Seattle WA Muni. Light & Power VRDO                                   4.00%     5/6/1998              5,000         5,000
Seattle WA Muni. Light & Power VRDO                                   4.10%     5/6/1998             30,700        30,700
Seattle WA Water System Rev. VRDO                                     4.10%     5/6/1998 LOC         19,800        19,800
Washington GO                                                         7.00%    10/1/1998              3,900         3,951
Washington GO VRDO                                                    4.05%     5/6/1998             28,440        28,440
Washington Health Care Fac. Auth. Rev. VRDO
   (Virginia Mason Medical Center)                                    4.25%     5/4/1998 (1)          4,500         4,500
                                                                                                            --------------
                                                                                                                   94,491
                                                                                                            --------------
WISCONSIN (6.2%)
Milwaukee WI Ind. Dev. VRDO
   (Wisconsin Electric Power Co. Project)                             4.15%     5/7/1998             10,000        10,000
Milwaukee WI Rev. School Order Notes                                  4.25%    8/27/1998             15,000        15,019
Oak Creek City WI VRDO (Wisconsin Electric Power Co. Project)         4.10%     5/6/1998             47,100        47,100
Univ. of Wisconsin Hospitals & Clinics Auth. Rev. VRDO
   (Univ. of Wisconsin Hosp.)                                         4.10%     5/6/1998 (1)         16,500        16,500
Village of Pleasant Prairie WI PCR VRDO
   (Wisconsin Electric Power Co. Project)                             4.15%     5/7/1998             23,500        23,500
Wisconsin GO                                                         4.125%    11/1/1998             33,625        33,677
Wisconsin GO                                                          4.50%    6/15/1998            140,000       140,125
Wisconsin Health & Educ. Fac. Auth. VRDO
   (Wheaton Franciscan Services)                                      4.10%     5/7/1998 LOC         23,700        23,700
Wisconsin Health & Educ. Fac. Auth. VRDO (Wausau Hosp.)               4.15%     5/6/1998 (2)         20,000        20,000
Wisconsin Health & Educ. Fac. Auth. Hosp. Rev. VRDO
   (Charity Obligated Group-Daughters of
   Charity National Health System)                                    3.95%     5/6/1998             15,000        15,000
                                                                                                            --------------
                                                                                                                  344,621
                                                                                                            --------------
WYOMING (0.4%)
Kemmerer WY PCR VRDO (Exxon Project)                                  4.20%     5/4/1998              5,700         5,700
Lincoln County WY PCR VRDO (Exxon Project)                            4.20%     5/4/1998             10,600        10,600
Sublette County WY PCR VRDO (Exxon Project)                           4.20%     5/4/1998              4,800         4,800
                                                                                                            --------------
                                                                                                                   21,100
                                                                                                            --------------
--------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
   (COST $5,526,964)                                                                                            5,526,964
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.9%)
--------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                              115,304
Liabilities                                                                                                      (65,296)
                                                                                                            --------------
                                                                                                                   50,008
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------------------
Applicable to 5,577,553,306 outstanding $.001 par value shares
   (authorized 7,700,000,000 shares)                                                                           $5,576,972
==========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                           $1.00
==========================================================================================================================

*See Note A in Notes to Financial Statements.
For key to abbreviations and other references, see page 59.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       AMOUNT        PER
                                                                                                        (000)       SHARE
----------------------------------------------------------------------------------------------------------------------------------
 AT APRIL 30, 1998, NET ASSETS CONSISTED OF:
----------------------------------------------------------------------------------------------------------------------------------
 Paid in Capital                                                                                  $5,577,568        $1.00
 Undistributed Net Investment Income                                                                      --          --
 Accumulated Net Realized Losses                                                                        (596)         --
 Unrealized Appreciation                                                                                  --          --
==================================================================================================================================
 NET ASSETS                                                                                       $5,576,972        $1.00
==================================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
SHORT-TERM PORTFOLIO                                                 COUPON         DATE              (000)         (000)
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (100.8%)
--------------------------------------------------------------------------------------------------------------------------
ALASKA (3.3%)
Alaska Housing Finance Corp. VRDO                                     4.10%     5/6/1998           $ 27,100      $ 27,100
North Slope Borough AK GO                                            7.125%     7/1/1998 (1)          7,710         7,750
North Slope Borough AK GO                                             7.15%     7/1/1999 (1)          5,670         5,880
North Slope Borough AK GO                                             0.00%     1/1/2002 (1)          7,650         6,470
Valdez AK Marine Terminal VRDO (Exxon Pipeline Co. Project)           4.20%     5/4/1998              3,100         3,100
                                                                                                            --------------
                                                                                                                   50,300
                                                                                                            --------------
ARIZONA (2.0%)
Arizona Transp. Board Excise Tax Rev.                                 5.50%     7/1/1998 (2)          7,315         7,334
Maricopa County AZ PCR VRDO (Arizona Public Service Palo Verde)       4.20%     5/4/1998 LOC         16,750        16,750
Maricopa County AZ School Dist.                                       0.00%     7/1/1999 (3)          7,530         7,179
                                                                                                            --------------
                                                                                                                   31,263
                                                                                                            --------------
CALIFORNIA (11.0%)
California Dept. of Water (Central Valley Project)                    8.75%    12/1/2000              4,540         5,059
California Health Fac. Finance Auth. VRDO
   (Catholic Healthcare West)                                         3.85%     5/6/1998 (1)            500           500
California Higher Educ. Loan Auth. Student Loan Rev. VRDO             4.05%     5/6/1998 LOC         14,100        14,100
Livermore Valley CA Joint Unified School Dist. TRANS                  4.50%   12/30/1998              8,000         8,034
Los Angeles County CA Public Works Finance Auth.                      6.00%     9/1/1999 (1)         21,080        21,668
Los Angeles County CA Public Works Finance Auth.
   (Regional Park & Open Space Dist.)                                 5.00%    10/1/1999             23,335        23,703
Los Angeles County CA TRAN                                            4.50%    6/30/1998             25,000        25,019
Mount Diablo CA Unified School Dist. TRAN                             4.75%    1/28/1999             13,800        13,896
Orange County CA Sanitation Dist. VRDO                                3.95%     5/7/1998 (2) LOC      6,000         6,000
Orange County CA Sanitation Dist. VRDO                                4.10%     5/4/1998 LOC          1,000         1,000
Orange County CA Water Dist. VRDO                                     4.05%     5/4/1998 LOC          1,400         1,400
San Diego CA Area Local Govt. COP Pooled TRAN                         4.50%    10/1/1998             25,000        25,070
San Juan CA Unified School Dist. TRAN                                 4.25%   12/30/1998             25,000        25,075
                                                                                                            --------------
                                                                                                                  170,524
                                                                                                            --------------
COLORADO (1.1%)
Jefferson County CO School Dist. GO                                   5.00%   12/15/2001 (3)          5,800         5,945
Jefferson County CO School Dist. GO                                   5.00%   12/15/2002 (3)          4,500         4,621
Jefferson County CO School Dist. GO                                   5.00%   12/15/1998 (1)          6,235         6,282
                                                                                                            --------------
                                                                                                                   16,848
                                                                                                            --------------
CONNECTICUT (2.7%)
Connecticut GO                                                        5.00%     8/1/2000              7,000         7,150
Connecticut GO                                                        5.65%   11/15/1998              2,500         2,526
Connecticut 2nd Lien Special Tax Obligation Transp.
   Infrastructure VRDO                                                4.10%     5/6/1998 LOC          3,300         3,300
Connecticut Special Assessment Unemployment Compensation              5.50%    5/15/2000 (2)         17,500        18,011
Connecticut Special Tax Obligation Transp. Infrastructure             4.00%    10/1/1999             11,000        11,024
                                                                                                            --------------
                                                                                                                   42,011
                                                                                                            --------------
DISTRICT OF COLUMBIA (3.6%)
District of Columbia GO                                               0.00%     6/1/1999 (1)          5,000         4,781
District of Columbia GO                                               0.00%     6/1/2000 (1)          6,900         6,305
District of Columbia GO                                               5.50%     6/1/1998              9,065         9,073
District of Columbia GO                                               5.50%     6/1/1999             12,100        12,241
District of Columbia GO                                               5.90%     6/1/2000 (1)         10,105        10,429
District of Columbia GO                                               6.00%     6/1/2001 (1)          8,115         8,486
District of Columbia GO                                               7.10%     6/1/2000 (4)          3,620         3,820
                                                                                                            --------------
                                                                                                                   55,135
                                                                                                            --------------
DELAWARE (1.3%)
Delaware Economic Dev. Auth. VRDO                                     4.10%     5/6/1998 (5)         20,000        20,000
                                                                                                            --------------

FLORIDA (6.7%)
Dade County FL Sales Tax Rev.                                         6.00%    10/1/2001 (2)          2,500         2,640
Dade County FL School Dist.                                           7.00%     8/1/1998 (3)          7,510         7,567
Dade County FL School Dist.                                           7.00%     8/1/1999 (3)          8,300         8,614
Dade County FL School Dist.                                          7.375%     7/1/1999 (Prere.)    19,600        20,765

--------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
                                                                     COUPON         DATE              (000)         (000)
--------------------------------------------------------------------------------------------------------------------------
Dade County FL Water and Sewer Rev. VRDO                              4.00%     5/6/1998 (3)       $  9,807      $  9,807
Florida State Department Transp. Rev. (Right-of-Way)                  6.40%     7/1/1999              2,765         2,846
Florida State Turnpike                                                7.50%     7/1/1999 (Prere.)     9,750        10,344
Gulf Breeze FL Local Govt. Loan Program VRDO                          4.10%     5/7/1998 (3)         20,365        20,365
Hillsborough County FL IDA PCR VRDO (Tampa Electric Co. Project)      4.00%     5/4/1998                700           700
Osceola County FL Capital Improvement Rev.                            4.50%     9/1/2000 (1)          5,000         5,054
Tampa FL Rev. (Allegany Health System-St. Joseph)                    7.125%    12/1/1999 (Prere.)     2,500         2,668
Tampa City FL Health System Rev (Catholic Health East)                4.50%   11/15/1999 (1)          5,355         5,403
Tampa City FL Health System Rev (Catholic Health East)                5.00%   11/15/2001 (1)          4,035         4,128
Tampa-Hillsborough County FL Expressway Auth. Rev.                    6.50%     7/1/1999 (2)          3,215         3,313
                                                                                                            --------------
                                                                                                                  104,214
                                                                                                            --------------
GEORGIA (2.5%)
Burke County GA Dev. Auth. PCR VRDO (Oglethorpe Power)                4.00%     5/6/1998 (3)          1,300         1,300
Georgia GO                                                            6.80%     8/1/2000              2,230         2,363
Georgia GO                                                            7.00%    11/1/1999              7,500         7,845
Georgia GO                                                            7.25%     7/1/1999              3,000         3,117
Georgia GO                                                            7.40%     8/1/2000              5,000         5,357
Georgia GO                                                            7.50%     4/1/2001              5,500         5,998
Georgia GO                                                            7.70%     4/1/1999              5,000         5,177
Muni. Gas Auth. of GA Rev. VRDO (Agency Project)                      4.10%     5/6/1998 LOC          2,800         2,800
Muni. Gas Auth. of GA Rev. VRDO (Agency Project)                      4.10%     5/6/1998 LOC          4,900         4,900
                                                                                                            --------------
                                                                                                                   38,857
                                                                                                            --------------
HAWAII (1.3%)
Hawaii GO                                                             5.00%    11/1/1999             20,000        20,302
                                                                                                            --------------

ILLINOIS (3.4%)
Chicago IL GO                                                         7.50%     1/1/1999 (Prere.)     5,000         5,219
Chicago IL Metro. Water Reclamation Dist.                             6.40%     1/1/2000              5,000         5,189
Chicago IL Metro. Water Reclamation Dist.                             6.80%     1/1/2000 (Prere.)     5,200         5,530
Chicago IL Metro. Water Reclamation Dist.                             7.25%     1/1/1999 (Prere.)     3,490         3,569
Chicago IL Public Building Comm.                                      4.50%    12/1/1998 (1)          8,000         8,033
Chicago IL Public Building Comm.                                      7.75%     1/1/1999 (3)          5,000         5,228
Chicago IL School Finance Auth. GO                                    4.40%     6/1/1998 (1)          6,755         6,757
Illinois GO                                                           5.50%     8/1/1998              7,700         7,730
Illinois State Toll Hwy. Auth. Rev. VRDO                              4.00%     5/6/1998 (1) LOC      5,875         5,875
                                                                                                            --------------
                                                                                                                   53,130
                                                                                                            --------------
INDIANA (1.6%)
Indiana  Health Fac. Finance Auth. Hosp. Rev. VRDO
   (Clarian Health Partners)                                          4.10%     5/6/1998             20,000        20,000
Merrillville IN Multi School Building Corp.                           7.50%    7/15/2000 (Prere.)     4,000         4,357
                                                                                                            --------------
                                                                                                                   24,357
                                                                                                            --------------
KANSAS (0.3%)
Merriam Kansas Hosp. Rev. (Shawnee Medical Center Project)            7.25%     9/1/2001 (Prere.)     3,580         3,961
                                                                                                            --------------

LOUISIANA (0.3%)
East Baton Rouge Parish LA PCR VRDO (Exxon Project)                   4.20%     5/4/1998              1,000         1,000
Louisiana GO                                                          5.00%    4/15/2002 (2)++        3,400         3,475
                                                                                                            --------------
                                                                                                                    4,475
                                                                                                            --------------
MARYLAND (0.3%)
Maryland Health & Higher Educ. Fac. (Francis Scott Key)               7.00%     7/1/2000 (Prere.)     4,000         4,311
                                                                                                            --------------

MASSACHUSETTS (7.9%)
Massachusetts Bay Transp. Auth.                                       7.00%     3/1/2001 (Prere.)     6,000         6,548
Massachusetts Bay Transp. Auth.                                       7.10%     3/1/1999 (3)(Prere.)  7,800         8,161
Massachusetts Consolidated Loan                                       7.00%     6/1/1999 (Prere.)    10,000        10,527
Massachusetts Consolidated Loan                                       7.50%     2/1/1999 (3)(Prere.)  6,400         6,637
Massachusetts GO                                                      5.50%     7/1/1999             10,000        10,190
Massachusetts GO                                                      6.50%     8/1/2001 (Prere.)     3,115         3,382
Massachusetts GO                                                      7.25%     7/1/1998 (Prere.)     5,000         5,102
Massachusetts GO                                                      7.25%     3/1/2000 (3)(Prere.)  3,910         4,203

---------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE       MARKET
                                                                                MATURITY               AMOUNT       VALUE*
SHORT-TERM PORTFOLIO                                                 COUPON         DATE                (000)        (000)
---------------------------------------------------------------------------------------------------------------------------
Massachusetts GO                                                      9.25%     7/1/2000             $ 10,000     $ 11,058
Massachusetts Health and Educ. Fac. Auth. Rev. PUT
   (Fairview Extended Care)                                           4.55%    7/14/2002                3,400        3,422
Massachusetts Turnpike Auth. BAN                                      5.00%     6/1/1999                1,485        1,502
Massachusetts Turnpike Auth. BAN                                      5.00%     6/1/1999 (ETM)          5,515        5,585
Massachusetts Water Resources Auth. Rev.                              6.50%    12/1/2001 (Prere.)       4,300        4,695
Massachusetts Water Resources Auth. Rev.                              7.00%     4/1/2000 (Prere.)       4,500        4,825
Massachusetts Water Resources Auth. Rev.                              7.50%     4/1/2000 (Prere.)      15,850       17,140
Massachusetts Water Resources Auth. Rev.                             7.625%     4/1/2000 (Prere.)      17,645       19,121
                                                                                                                -----------
                                                                                                                   122,098
                                                                                                                -----------
MICHIGAN (3.0%)
Greater Detroit MI Resource Recovery Auth.                            5.00%   12/13/1999 (2)           12,000       12,197
Michigan Building Auth. Rev. (Equipment Program)                      5.00%    10/1/1998                3,615        3,633
Michigan Building Auth. Rev. (Fac. Program)                           5.00%    10/1/2000 (2)            4,000        4,086
Michigan Hosp. Finance Auth. Rev. (McLaren Obligated Group)           7.50%    9/15/2001                5,750        6,423
Michigan Trunk Line                                                   5.50%   11/15/1998               13,720       13,846
Regents of Univ. of MI Hosp. Rev. VRDO                                4.25%     5/4/1998                3,000        3,000
Royal Oak MI Finance Auth. Hosp. Rev. VRDO
   (William Beaumont Hosp.)                                           4.25%     5/4/1998                3,400        3,400
                                                                                                                -----------
                                                                                                                    46,585
                                                                                                                -----------
MINNESOTA  (0.8%)
Minnesota GO                                                          6.00%     8/1/1999                5,730        5,882
Minnesota GO                                                          6.40%     8/1/2000                6,700        7,038
                                                                                                                -----------
                                                                                                                    12,920
                                                                                                                -----------
MISSISSIPPI (0.5%)
Jackson County MS Port Fac. VRDO (Chevron)                            4.20%     5/4/1998                8,300        8,300
                                                                                                                -----------

MISSOURI (1.4%)
Missouri Health & Educ. Fac. Auth. VRDO
   (Sisters of Mercy Health System)                                   4.10%     5/6/1998                1,000        1,000
Missouri Health & Educ. Fac. Auth. VRDO
   (Sisters of Mercy Health System)                                   4.10%     5/7/1998                4,600        4,600
Missouri Health & Educ. Fac. Auth. VRDO
   (St. Anthony Medical Center)                                       4.10%     5/6/1998                6,900        6,900
St. Louis County MO Rockwood School Dist. GO Refunding                8.50%     2/1/2001                8,000        8,870
                                                                                                                -----------
                                                                                                                    21,370
                                                                                                                -----------
NEVADA (1.2%)
Clark County NV Airport System Refunding Rev. VRDO
   (McCarren International Airport)                                   4.00%     5/6/1998 LOC            2,685        2,685
Clark County NV Highway Improvement Motor Vehicle Fuel Tax            4.50%     7/1/1998 (2)            5,160        5,164
Clark County NV Improvement and Refunding                             6.00%    10/1/2001                4,845        5,103
Clark County NV School Dist. GO (Computer Equipment)                  7.50%    6/15/2000 (3)            6,000        6,403
                                                                                                                -----------
                                                                                                                    19,355
                                                                                                                -----------
NEW JERSEY (0.9%)
New Jersey Econ. Dev. Auth. Transition Fac.                          5.125%     7/1/2000 (1)            2,710        2,766
New Jersey Health Care Fac. Finance Auth. Rev.
   (Community Medical Center, Kimball Medical Center,
   Kensington Manor Care Center Obligated Group)                      4.50%     7/1/2001                4,835        4,866
New Jersey Transit Corp.                                              5.25%     9/1/2001                5,000        5,127
New Jersey Turnpike Auth. VRDO                                        4.00%     5/6/1998 (3) LOC          800          800
                                                                                                                -----------
                                                                                                                    13,559
                                                                                                                -----------
NEW MEXICO (0.3%)
Albuquerque NM Water & Sewer                                          5.90%     7/1/1998 (ETM)          4,105        4,118
                                                                                                                -----------

NEW YORK (10.2%)
Muni. Assistance Corp. for New York City NY                           4.50%     7/1/1998               10,000       10,009
Muni. Assistance Corp. for New York City NY                           5.00%     7/1/1999                9,500        9,625
Muni. Assistance Corp. for New York City NY                           5.00%     7/1/2001               10,000       10,217
Muni. Assistance Corp. for New York City NY                           5.25%     7/1/2001                5,110        5,258
Nassau County NY General Improvement                                  4.50%     9/1/1999 (3)           14,025       14,137

---------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE       MARKET
                                                                                MATURITY               AMOUNT       VALUE*
                                                                     COUPON         DATE                (000)        (000)
---------------------------------------------------------------------------------------------------------------------------
Nassau County NY General Improvement                                  4.90%     3/1/2001 (3)         $ 11,060     $ 11,235
Nassau County NY General Improvement                                 5.125%    11/1/1999 (3)            7,525        7,658
New York City NY GO                                                   5.25%     8/1/1999                9,875       10,023
New York City NY GO                                                   7.50%     2/1/2002 (Prere.)       7,860        8,793
New York City NY GO VRDO                                              4.00%     5/6/1998 LOC            4,100        4,100
New York City NY GO VRDO                                              4.10%     5/4/1998 LOC            1,600        1,600
New York City NY Water and Sewer Auth. Rev. VRDO                      4.20%     5/4/1998 (3)              900          900
New York Medical Care Fac. (St. Luke's)                               7.45%    2/15/2000 (1)(Prere.)    5,000        5,381
New York Medical Care Fac. Finance Agency Rev.                        7.80%    2/15/1999 (Prere.)       5,000        5,251
New York State Dormitory Auth. (Brookdale Hosp.)                      5.00%    2/15/2001                4,335        4,388
New York State Dormitory Auth. (Interfaith Medical Center)            5.25%    2/15/2002                2,565        2,615
New York State Dormitory Auth. (Jamaica Hosp.)                        5.00%    2/15/2001                2,725        2,758
New York State Dormitory Auth. (Wycoff Heights)                       5.00%    2/15/2001                2,605        2,637
New York State Dormitory Auth. Rev. (City Univ.)                     7.625%     7/1/2000 (Prere.)      23,600       25,756
New York State Dormitory Auth. Rev. (State Univ.)                     7.25%    5/15/2000 (Prere.)       2,070        2,236
New York State Dormitory Auth. Rev. (State Univ.)                     7.70%    5/15/2000 (Prere.)       4,000        4,356
New York State Thruway Auth. Service Contract Rev.
   (Highway Bridge)                                                   5.10%     4/1/1999                5,085        5,139
New York Urban Dev. Corp. (Correction Fac.)                           7.75%     1/1/2000 (Prere.)       3,900        4,208
                                                                                                                -----------
                                                                                                                   158,280
                                                                                                                -----------
NORTH CAROLINA (0.4%)
North Carolina Eastern Muni. Power Agency                             7.25%     1/1/1999 (Prere.)       3,000        3,127
North Carolina Medical Care Comm. VRDO (Duke Univ. Hosp.)             4.05%     5/7/1998                3,000        3,000
                                                                                                                -----------
                                                                                                                     6,127
                                                                                                                -----------
OHIO (4.6%)
Cincinnati City OH School Dist. TAN                                   5.50%    12/1/2000 (2)            4,300        4,443
Cincinnati OH Student Loan Funding Corp. Student Loan Rev. VRDO       4.05%     5/6/1998 LOC            4,300        4,300
Clermont County OH Hosp. Rev. VRDO (Mercy Health Systems)             4.10%     5/6/1998                1,200        1,200
Columbus OH Electric Systems Rev. VRDO                                3.50%     6/1/1998 LOC            1,300        1,300
Columbus OH GO VRDO                                                   3.90%     5/7/1998                1,900        1,900
Cuyahoga County OH Hosp. Rev. (Meridia Health System)                 7.25%    8/15/2000 (Prere.)       4,980        5,409
Cuyahoga County OH Hosp. Rev. VRDO (Cleveland Clinic)                 4.15%     5/6/1998 LOC            2,410        2,410
Hamilton County OH Hosp. Fac. Rev. VRDO (Bethesda Hosp.)              3.95%     5/7/1998 LOC              600          600
Hancock County OH BAN                                                 4.50%    12/1/1998                5,865        5,888
Ohio Air Quality Dev. Auth. Rev. VRDO (Cincinnati Gas &
   Electric Co. Project)                                              4.10%     5/4/1998 LOC            3,800        3,800
Ohio Air Quality Dev. Auth. Rev. VRDO (Cincinnati Gas &
   Electric Co. Project)                                              4.30%     5/4/1998 LOC            7,100        7,100
Ohio Building Auth. Correctional Fac.                                 6.50%    10/1/2001                4,000        4,276
Ohio Public Fac. Higher Educ. Rev.                                    4.75%     5/1/1999               16,600       16,752
Ohio University General Receipts VRDO                                 4.00%     5/7/1998               12,080       12,080
                                                                                                                -----------
                                                                                                                    71,458
                                                                                                                -----------
OKLAHOMA (2.4%)
Garfield County OK IDA PCR VRDO
   (Oklahoma Gas & Electric Co. Project)                              4.25%     5/6/1998                1,900        1,900
Grand River Dam Auth. OK                                              4.90%     6/1/1998               10,000       10,008
Oklahoma Ind. Auth. Health System Rev. VRDO (Baptist Center)          4.15%     5/6/1998               24,625       24,625
                                                                                                                -----------
                                                                                                                    36,533
                                                                                                                -----------
PENNSYLVANIA (7.3%)
Berks County PA GO                                                    7.25%   11/15/2000 (3)(Prere.)    6,700        7,321
Montgomery County PA GO                                               5.00%    7/15/1999                2,775        2,814
Pennsylvania GO                                                       4.75%    6/15/1999 (1)           10,500       10,609
Pennsylvania GO                                                       5.00%   10/15/1999                3,490        3,547
Pennsylvania GO                                                       5.25%   11/15/2000 (3)            7,500        7,719
Pennsylvania Higher Educ. Fac. Auth. Health Services
   (Allegheny/Delaware Valley)                                        4.60%   11/15/1999 (1)            4,830        4,876
Pennsylvania Higher Educ. Fac. Auth. Health Services VRDO
   (Carnegie Mellon)                                                  4.25%     5/4/1998                4,500        4,500
Pennsylvania Intergovernmental Cooperation Auth. Rev.                 5.75%    6/15/2000                6,675        6,889
Philadelphia PA GO                                                    5.75%   11/15/1998 (3)            6,655        6,724

---------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE       MARKET
                                                                                MATURITY               AMOUNT       VALUE*
SHORT-TERM PORTFOLIO                                                 COUPON         DATE                (000)        (000)
---------------------------------------------------------------------------------------------------------------------------
Philadelphia PA GO                                                    6.00%   11/15/1999 (3)         $ 10,000     $ 10,305
Philadelphia PA Muni. Auth. Rev.                                     8.625%   11/15/2001 (Prere.)      15,500       17,969
Philadelphia PA School Dist.                                          6.70%     7/1/1999 (1)            5,145        5,313
Philadelphia PA Water & Sewer Rev.                                    6.90%    10/1/1999 (Prere.)       5,000        5,303
Pittsburgh PA GO                                                      5.00%     9/1/2000 (2)            2,250        2,291
Sayre PA Health Care Fac. Auth. VRDO
   (VHA of Pennsylvania, Pooled Capital Asset Financing Program)      4.10%     5/6/1998 (2)           17,400       17,400
                                                                                                                -----------
                                                                                                                   113,580
                                                                                                                -----------
PUERTO RICO (0.7%)
Puerto Rico GO                                                        5.50%     7/1/1999               10,000       10,177
                                                                                                                -----------

SOUTH CAROLINA (1.1%)
Berkeley SC PCR VRDO (Amoco Chemical Co. Project)                     4.20%     5/4/1998                2,100        2,100
Piedmont SC Muni. Power Agency Electric Rev. VRDO                     4.10%     5/6/1998 (1)           15,400       15,400
                                                                                                                -----------
                                                                                                                    17,500
                                                                                                                -----------
TENNESSEE (1.1%)
Metro. Govt. of Nashville TN Airport Auth. Improvement
   Refunding VRDO                                                     4.15%     5/6/1998 (3) LOC        7,100        7,100
Tennessee GO                                                          5.00%     5/1/1999               10,070       10,194
                                                                                                                -----------
                                                                                                                    17,294
                                                                                                                -----------
TEXAS (9.9%)
Austin TX Combined Util. System Rev.                                  7.60%   11/15/1999 (1)            2,300        2,424
Austin TX Combined Util. System Rev.                                  7.60%   11/15/1999 (1)(Prere.)    2,700        2,849
Austin TX Combined Util. System Rev.                                11.125%   11/15/1999 (Prere.)       4,000        4,428
Austin TX GO                                                          6.00%     9/1/1999 (Prere.)       6,200        6,373
Dallas TX GO                                                          7.50%    2/15/1999                3,050        3,138
Garland TX Independent School Dist. GO                                7.00%    2/15/1999                5,000        5,124
Harris County TX Health Fac. Dev.
   (Hermann Memorial Hosp. System Project)                            4.25%     6/1/1999 (4)            4,600        4,619
Harris County TX Health Fac. Dev.
   (Hermann Memorial Hosp. System Project)                            5.00%     6/1/2000 (4)            4,095        4,162
Harris County TX Health Fac. Dev.
   (Hermann Memorial Hosp. System Project)                            5.00%     6/1/2001 (4)            1,500        1,529
Harris County TX Toll Road VRDO                                       4.10%     5/6/1998                8,500        8,500
Harris County TX Toll Road VRDO                                       4.20%     5/6/1998                3,730        3,730
Houston TX Hotel Occupancy Rev.                                       6.00%     7/1/1999 (4)            4,000        4,095
Houston TX Independent School Dist.                                   5.00%    7/15/1999                6,700        6,792
Lower Colorado River Auth. TX Rev.                                    5.00%     1/1/1999                3,180        3,205
Richardson TX Independent School Dist. VRDO                           4.15%     5/7/1998                5,000        5,000
Round Rock TX Independent School Dist.                                6.50%     8/1/2002                1,745        1,886
San Antonio TX Independent School Dist.                               7.00%    8/15/1999                6,350        6,597
Southwest TX Higher Educ. Auth. (Southert Methodist Univ.) VRDO       4.25%     5/4/1998 LOC           16,600       16,600
Texas National Research Lab Comm. (Super Conductors)                 7.125%     4/1/2000 (Prere.)      15,930       17,111
Texas Public Finance Auth.                                            8.00%    10/1/1998                3,000        3,052
Texas TRAN                                                            4.75%    8/31/1998               35,000       35,110
Univ. of Texas Board of Regents Rev.                                  7.00%    8/15/2001 (Prere.)       6,700        7,374
                                                                                                                -----------
                                                                                                                   153,698
                                                                                                                -----------
UTAH (0.3%)
Intermountain Power Agency UT                                         7.00%     7/1/1999 (Prere.)       5,100        5,380
                                                                                                                -----------

VIRGINIA (1.0%)
Fairfax County VA IDA Health Care Rev.
   (Inova Health System Project)                                      4.25%    8/15/1999                2,705        2,717
Virginia Public School Auth.                                          5.00%     8/1/1999                6,215        6,304
Virginia Public School Auth.                                          5.30%     8/1/2000                2,370        2,429
Virginia Public School Auth.                                          5.50%     8/1/1998                3,320        3,333
                                                                                                                -----------
                                                                                                                    14,783
                                                                                                                -----------
WASHINGTON (2.3%)
King County WA GO                                                     6.70%     1/1/1999                8,585        8,750
King County WA GO                                                     6.70%     1/1/1999 (ETM)            415          423

---------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE       MARKET
                                                                                MATURITY               AMOUNT       VALUE*
                                                                     COUPON         DATE                (000)        (000)
---------------------------------------------------------------------------------------------------------------------------
Snohomish County WA Public Util. Dist. Rev.                           5.00%     1/1/2000 (3)          $ 3,000      $ 3,044
Snohomish County WA Public Util. Dist. Rev.                           9.75%     1/1/1999 (3)            5,315        5,521
Washington GO                                                         4.40%    10/1/1998                4,500        4,512
Washington GO                                                         5.50%     7/1/1999                5,000        5,094
Washington GO                                                         7.75%    12/1/1998 (Prere.)       2,500        2,557
Washington GO VRDO                                                    4.05%     5/6/1998                5,100        5,100
                                                                                                                -----------
                                                                                                                    35,001
                                                                                                                -----------
WEST VIRGINIA (1.1%)
West Virginia Building Comm. Rev.                                     5.00%     7/1/1998 (1)            5,190        5,199
West Virginia School Building Auth. Rev.                              6.00%     7/1/1998 (1)            7,000        7,024
West Virginia Water Dev. Auth.                                        7.70%    11/1/2000 (Prere.)       4,960        5,468
                                                                                                                -----------
                                                                                                                    17,691
                                                                                                                -----------
WISCONSIN (1.0%)
Milwaukee WI Metropolitan Sewer Dist.                                 7.00%     9/1/2001                5,000        5,421
Wisconsin Clean Water Rev.                                            6.30%     6/1/2000                3,000        3,133
Wisconsin GO                                                          5.00%     5/1/1999                5,305        5,368
                                                                                                                 ----------
                                                                                                                    13,922
                                                                                                                -----------
---------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
   (COST $1,555,215)                                                                                             1,559,417
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.8%)
---------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                35,979
Liabilities                                                                                                        (48,532)
                                                                                                                -----------
                                                                                                                   (12,553)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
---------------------------------------------------------------------------------------------------------------------------
Applicable to 99,446,200 outstanding $.001 par value shares
   (authorized 350,000,000 shares)                                                                              $1,546,864
===========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                           $15.55
===========================================================================================================================

*See Note A in Notes to Financial Statements.
For key to abbreviations and other references, see page 59.

---------------------------------------------------------------------------------------------------------------------------
AT APRIL 30, 1998, NET ASSETS CONSISTED OF:
---------------------------------------------------------------------------------------------------------------------------
                                                                                                       AMOUNT          PER
                                                                                                        (000)        SHARE
---------------------------------------------------------------------------------------------------------------------------
Paid in Capital                                                                                    $1,542,402       $15.51
Undistributed Net Investment Income                                                                        --           --
Accumulated Net Realized Gains                                                                            260           --
Unrealized Appreciation--Note F                                                                         4,202          .04
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                         $1,546,864       $15.55
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE       MARKET
                                                                                MATURITY               AMOUNT       VALUE*
LIMITED-TERM PORTFOLIO                                               COUPON         DATE                (000)        (000)
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (98.9%)
---------------------------------------------------------------------------------------------------------------------------
ALABAMA (0.8%)
Huntsville AL Health Care Fac. Auth.                                  4.65%     6/1/2005 (1)         $ 16,500     $ 16,548
                                                                                                                -----------

ALASKA (1.3%)
Anchorage AK GO                                                       4.70%     8/1/2001 (1)            5,000        5,060
North Slope Borough AK GO                                             7.25%    6/30/2000 (3)+          20,000       21,265
                                                                                                                -----------
                                                                                                                    26,325
                                                                                                                -----------
ARIZONA (2.3%)
Arizona Transp. Board Excise Tax Rev.                                 6.00%     7/1/2002 (2)           15,185       16,142
Arizona Transp. Board Highway Rev.                                    6.00%     7/1/2000                4,500        4,681
Maricopa County AZ PCR VRDO
   (Arizona Public Service Co.)                                       4.15%     5/4/1998 LOC            1,600        1,600
Maricopa County AZ School Dist. GO                                    0.00%     7/1/1999 (3)            8,000        7,627
Phoenix AZ Civic Improvement Corp. Waste Water System                6.125%     7/1/2003 (Prere.)      10,000       10,959
Salt River AZ Agricultural Refunding Rev. (Salt River Project)        5.50%     1/1/2000                7,375        7,554
                                                                                                                -----------
                                                                                                                    48,563
                                                                                                                -----------
CALIFORNIA (5.2%)
California GO                                                         7.50%    11/1/2003 (3)            6,000        6,916
California GO                                                         9.00%     6/1/2000                5,000        5,488
California GO                                                        10.50%    10/1/2000                3,000        3,436
California Dept. of Water (Central Valley Project)                    8.25%    12/1/2001                4,790        5,427
California Dept. of Water (Central Valley Project)                    8.25%    12/1/2002                5,060        5,879
California Dept. of Water (Central Valley Project)                    8.25%    12/1/2005                5,685        7,029
California Public Works Board Lease Rev.
   (Univ. of California Project)                                      5.50%     9/1/2004 (2)            3,790        4,018
California Public Works Board Lease Rev.
   (Univ. of California Project)                                      5.50%     9/1/2005 (2)            3,900        4,141
Irvine CA Ranch Water Dist. VRDO                                      4.05%     5/4/1998 LOC            1,700        1,700
Los Angeles CA Dept. of Water & Power Waterworks Rev.                 9.00%    5/15/2002 +              9,135       10,699
Los Angeles CA Dept. of Water & Power Waterworks Rev.                 9.00%    5/15/2003                5,355        6,456
Los Angeles County CA Public Works Auth.                              5.00%    10/1/2004                3,640        3,759
Los Angeles County CA Public Works Auth.                              6.00%    10/1/2003               13,010       14,016
Orange County CA Sanitation Dist. VRDO                                4.10%     5/4/1998 LOC            3,900        3,900
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.           0.00%    1/15/2000 (1)            2,000        1,866
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.           0.00%    1/15/2001 (1)           10,000        8,921
Univ. of California Rev. (Multi Purpose Dist. Project)               10.00%     9/1/2000 (2)            7,755        8,762
Univ. of California Rev. (Multi Purpose Dist. Project)               10.00%     9/1/2001 (2)            5,500        6,471
                                                                                                                -----------
                                                                                                                   108,884
                                                                                                                -----------
COLORADO (0.2%)
Platte River Power Auth. CO Rev.                                      5.00%     6/1/2000 (1)            5,000        5,088
                                                                                                                -----------

CONNECTICUT (2.9%)
Connecticut GO                                                        5.30%    3/15/2004               10,000       10,461
Connecticut GO                                                        5.50%    11/1/2001               13,630       14,208
Connecticut GO                                                        6.25%   11/15/2002 (Prere.)       5,300        5,803
Connecticut GO                                                       9.875%     3/1/2001                6,750        7,754
Connecticut Special Assessment Second Injury Fund Rev.                5.00%     1/1/2001                4,230        4,319
Connecticut Special Assessment Unemployment Compensation              5.50%    5/15/2001 (2)           13,455       13,953
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)      6.25%    10/1/2002 (3)            4,000        4,300
                                                                                                                -----------
                                                                                                                    60,798
                                                                                                                -----------
DELAWARE (0.4%)
Delaware GO                                                           5.00%     4/1/2002                3,000        3,079
Delaware GO                                                           5.00%     1/1/2002                5,085        5,215
Delaware Econ. Dev. Auth. VRDO (Hosp. Bill & Collection Service)      4.10%     5/6/1998 (5)            1,300        1,300
                                                                                                                -----------
                                                                                                                     9,594
                                                                                                                -----------
DISTRICT OF COLUMBIA (3.3%)
District of Columbia GO                                               4.90%     6/1/2000               20,000       20,105
District of Columbia GO                                               5.00%     6/1/2002 (1)            5,710        5,819

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
---------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE       MARKET
                                                                                MATURITY               AMOUNT       VALUE*
                                                                     COUPON         DATE                (000)        (000)
---------------------------------------------------------------------------------------------------------------------------
District of Columbia GO                                               5.00%     6/1/2003 (1)          $ 5,995      $ 6,110
District of Columbia GO                                               5.00%     6/1/2005 (1)            6,000        6,078
District of Columbia GO                                               5.50%     6/1/1998                9,000        9,008
District of Columbia GO                                               5.50%     6/1/1999               12,105       12,246
District of Columbia VRDO (George Washington Univ.)                   4.70%     5/6/1998               10,200       10,200
                                                                                                                -----------
                                                                                                                    69,566
                                                                                                                -----------
FLORIDA (3.9%)
Dade County FL IDA VRDO (Florida Power & Light)                       4.20%     5/4/1998                1,000        1,000
Dade County FL School Dist. GO                                        5.00%    2/15/2001 (1)            4,525        4,620
Florida Board of Educ. Rev. (Capital Outlay)                          6.50%     6/1/2002                4,505        4,871
Florida Board of Educ. Rev. (Capital Outlay)                          6.50%     6/1/2004                5,565        6,177
Florida Dept. of Transp. Rev. (Right-of-Way)                          6.40%     7/1/2000                3,080        3,231
Florida Inland Protection Financing Corp.                             5.00%     7/1/2003 (4)            5,000        5,137
Florida School Board Assoc. Rev. (Orange County)                      7.00%     7/1/2000 (2)           13,820       14,649
Florida Turnpike Auth. Rev.                                           9.50%     7/1/1999 (2)            4,000        4,255
Hillsborough County FL School Dist.                                   6.95%    8/15/1999 (1)            5,425        5,635
Lakeland FL Electric & Water Rev.                                     6.25%    10/1/2002 (3)            5,000        5,385
Lee County FL School Board                                            6.00%     8/1/2002 (4)            2,750        2,923
Orange County FL Health Fac. Auth. Rev.                               6.00%    10/1/2004 (1)            3,975        4,313
Tampa FL Health System Rev. (Catholic Health East)                    5.00%   11/15/2001 (1)            4,000        4,092
Tampa FL Health System Rev. (Catholic Health East)                    5.00%   11/15/2002 (1)            8,035        8,231
Tampa FL Health System Rev. (Catholic Health East)                    5.25%   11/15/2003 (1)            2,500        2,596
Tampa FL Hillsborough County Expressway Auth. Rev.                    6.50%     7/1/2003 (2)            4,770        5,244
                                                                                                                -----------
                                                                                                                    82,359
                                                                                                                -----------
GEORGIA (2.5%)
Cobb County GA School Dist.                                           5.00%     2/1/2000                8,040        8,179
Georgia GO                                                            5.75%     3/1/2002                5,600        5,902
Georgia GO                                                            7.20%     3/1/2002                3,000        3,311
Georgia GO                                                            7.25%     7/1/2002                5,620        6,252
Georgia GO                                                            7.25%     9/1/2002                8,160        9,111
Georgia GO                                                            7.40%     8/1/2002               12,360       13,829
Georgia Muni. Gas Auth. VRDO                                          3.95%     5/6/1998 LOC            2,000        2,000
Metro. Atlanta GA Rapid Transp. Auth.                                 6.35%     7/1/2004                3,560        3,809
                                                                                                                -----------
                                                                                                                    52,393
                                                                                                                -----------
HAWAII (1.7%)
Hawaii GO                                                             5.00%     9/1/1999                5,000        5,071
Hawaii GO                                                             7.75%     2/1/2002                9,600       10,670
Honolulu HI City & County GO                                          4.60%    10/1/1999                6,500        6,560
Honolulu HI City & County GO                                          5.25%    11/1/2003 (3)           13,135       13,630
                                                                                                                -----------
                                                                                                                    35,931
                                                                                                                -----------
ILLINOIS (3.6%)
Chicago IL GO                                                         6.25%   10/31/2002 (1)            4,250        4,568
Chicago IL Metro. Water Reclamation Dist.                             4.70%    12/1/1999                7,710        7,806
Chicago School Finance Auth. GO                                       5.00%     6/1/2003 (3)           25,190       25,736
Illinois Dev. Financial Auth. PCR Rev. (Commonwealth Edison)          4.40%    12/1/2006 (2)           19,000       18,511
Illinois GO                                                           6.40%     8/1/2001                5,365        5,618
Illinois Metro. Pier & Exposition Auth.                               6.50%    6/15/2003 (Prere.)       4,140        4,604
Illinois Sales Tax Rev.                                               7.20%    6/15/1999 (Prere.)       7,600        8,025
                                                                                                                -----------
                                                                                                                    74,868
                                                                                                                -----------
IOWA (0.2%)
Davenport IA Hosp. Fac. Rev. (Mercy Hosp.)                           6.625%     7/1/2002 (1)(Prere.)    4,040        4,451
                                                                                                                -----------

KENTUCKY (0.6%)
Kentucky Property & Buildings Comm. Rev.                              6.00%    11/1/2002                2,000        2,128
Kentucky Property & Buildings Comm. Rev.                              6.75%    11/1/1999                9,500        9,889
                                                                                                                -----------
                                                                                                                    12,017
                                                                                                                -----------
LOUISIANA (2.2%)
East Baton Rouge LA PCR VRDO (Exxon Project)                          4.20%     5/4/1998                3,340        3,340
Louisiana GO                                                          5.50%    4/15/2002 (4)++          6,160        6,407

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
---------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE       MARKET
                                                                                MATURITY               AMOUNT       VALUE*
LIMITED-TERM PORTFOLIO                                               COUPON         DATE                (000)        (000)
---------------------------------------------------------------------------------------------------------------------------
Louisiana GO                                                          6.00%     8/1/2000 (3)         $  5,000     $  5,194
Louisiana GO                                                          6.00%     8/1/2001 (3)           19,325       20,298
New Orleans LA GO                                                     6.50%    10/1/2001 (2)           10,655       11,380
                                                                                                                -----------
                                                                                                                    46,619
                                                                                                                -----------
MAINE (0.2%)
Maine Health & Higher Educ. (Sebasticook Hosp.)                      10.10%     7/1/2001 (Prere.)       4,350        5,167
                                                                                                                -----------

MARYLAND (0.3%)
Maryland Dept. of Transp.                                             6.70%    8/15/1999 (Prere.)       5,000        5,263
                                                                                                                -----------

MASSACHUSETTS (6.1%)
Massachusetts Bay Transit Auth.                                       5.00%     3/1/2003                5,000        5,132
Massachusetts Bay Transit Auth.                                      7.625%     3/1/2000 (Prere.)       5,550        6,002
Massachusetts Consolidated Loan GO                                    7.00%    12/1/2000 (Prere.)       5,000        5,352
Massachusetts GO                                                      5.00%     4/1/2004                9,500        9,743
Massachusetts GO                                                      6.25%     7/1/2002               12,500       13,401
Massachusetts GO                                                     6.875%     7/1/2001 (Prere.)      17,400       19,050
Massachusetts GO                                                      7.00%     7/1/1998 LOC            5,000        5,025
Massachusetts GO                                                      7.50%    12/1/2000 (Prere.)      24,750       27,237
Massachusetts GO                                                      9.25%     7/1/2000               10,000       11,058
Massachusetts Health and Educ. Fac. Auth. PUT
   (Fairview Extended Care)                                           4.55%    7/14/2002                3,500        3,522
Massachusetts Water Resources Auth.                                  6.875%    12/1/2001 (Prere.)       9,945       10,979
Massachusetts Water Resources Auth.                                   7.00%     4/1/2000 (Prere.)       5,985        6,417
Massachusetts Water Resources Auth.                                   7.30%     4/1/2000 (Prere.)       5,000        5,389
                                                                                                                -----------
                                                                                                                   128,307
                                                                                                                -----------
MICHIGAN (7.3%)
Detroit MI GO                                                         5.60%     5/1/2000 (2)            7,040        7,235
Detroit MI GO                                                         5.70%     5/1/2001 (2)            5,000        5,195
Greater Detroit MI Resource Recovery Auth.                            5.00%   12/13/2000 (2)            6,290        6,420
Greater Detroit MI Resource Recovery Auth.                            5.50%   12/13/2001 (2)            5,000        5,194
Greater Detroit MI Resource Recovery Auth.                            5.50%   12/13/2003 (2)           17,995       18,897
Greater Detroit MI Resource Recovery Auth.                            5.50%   12/13/2004 (2)           12,990       13,703
Michigan GO (Environmental Protection Program)                        6.00%    11/1/2002                4,845        5,181
Michigan GO (Recreation Program)                                      6.00%    11/1/2000               11,910       12,466
Michigan GO (Recreation Program)                                      6.00%    11/1/2001                5,910        6,259
Michigan Building Auth. Rev.                                          5.25%   10/15/2003               13,890       14,416
Michigan Building Auth. Rev.                                          5.25%   10/15/2004               19,885       20,701
Michigan Building Auth. Rev.                                          6.20%    10/1/2002                5,450        5,837
Michigan Building Auth. Rev.                                          6.30%    10/1/2003 (4)            7,800        8,397
Michigan Hosp. Finance Auth. (Genesys Regional Medical)               5.25%    10/1/2003                2,500        2,554
Michigan Hosp. Finance Auth. (Genesys Regional Medical)               5.50%    10/1/2005                6,655        6,867
Royal Oak MI Hosp. Fin. Auth. (William Beaumont Hosp.)                6.75%     1/1/2001 (Prere.)      12,450       13,459
                                                                                                                -----------
                                                                                                                   152,781
                                                                                                                -----------
MINNESOTA (1.1%)
Minneapolis MN Community Dev. Agency Tax Increment Rev.
   (Capital Appreciation)                                             0.00%     9/1/2003                5,875        4,628
Minnesota GO                                                         4.625%     8/1/2000               10,385       10,518
Minnesota GO                                                          6.00%     8/1/2004                5,000        5,433
Minnesota Public Fac. Auth. Water PCR Rev.                            5.00%     3/1/2002                2,620        2,688
                                                                                                                -----------
                                                                                                                    23,267
                                                                                                                -----------
MISSISSIPPI (0.2%)
Mississippi GO                                                        5.00%    11/1/2004                4,425        4,574
                                                                                                                -----------

MISSOURI (0.3%)
St. Louis County MO Regional Convention & Sports Complex Auth.        7.00%    8/15/2003 (Prere.)       5,050        5,663
                                                                                                                -----------

NEBRASKA (0.2%)
Omaha NE Public Power Dist. Electric Rev.                             5.00%     2/1/2001                4,250        4,336
                                                                                                                -----------

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
---------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE       MARKET
                                                                                MATURITY               AMOUNT       VALUE*
                                                                     COUPON         DATE                (000)        (000)
---------------------------------------------------------------------------------------------------------------------------
NEVADA (0.8%)
Clark County NV Airport Systems Refunding Rev. VRDO
   (McCarren International Airport)                                   4.00%     5/6/1998 (1)          $ 1,100      $ 1,100
Clark County NV School Dist. GO                                       9.75%     6/1/2001 (1)           10,000       11,529
Clark County NV School Dist. GO (Computer Equipment)                  7.00%    6/15/1999 (3)            4,000        4,137
                                                                                                                -----------
                                                                                                                    16,766
                                                                                                                -----------
NEW JERSEY (1.2%)
New Jersey Transp. Trust Fund Auth.                                   6.00%    6/15/2000               12,655       13,130
New Jersey Turnpike Auth.                                             5.60%     1/1/2000 (2)            4,000        4,098
Passaic County NJ Util. Solid Waste Disposal Rev.                     0.00%     3/1/2000 (1)            4,220        3,901
Passaic Valley NJ Sewer System Rev.                                   5.70%    12/1/2003 (2)            3,980        4,221
                                                                                                                -----------
                                                                                                                    25,350
                                                                                                                -----------
NEW MEXICO (1.0%)
New Mexico GO                                                         5.50%     9/1/2000                6,350        6,554
New Mexico GO                                                         5.50%     9/1/2001                4,475        4,651
New Mexico Severance Tax Rev.                                         5.00%     7/1/2002                9,600        9,824
                                                                                                                -----------
                                                                                                                    21,029
                                                                                                                -----------
NEW YORK (18.6%)
Hempstead NY Industrial Dev. Agency (American Fuel Co.)               4.40%    12/1/2001 (1)            6,810        6,822
Muni. Assistance Corp. for New York City NY                           5.00%     7/1/2000                4,330        4,413
Muni. Assistance Corp. for New York City NY                           5.00%     7/1/2003                7,200        7,391
Muni. Assistance Corp. for New York City NY                           5.50%     7/1/2000               42,940       44,209
Muni. Assistance Corp. for New York City NY                           5.50%     7/1/2002                5,500        5,736
Muni. Assistance Corp. for New York City NY                           6.00%     7/1/2000 (2)           10,000       10,398
Muni. Assistance Corp. for New York City NY                           6.00%     7/1/2005               10,370       11,261
Muni. Assistance Corp. for New York City NY VRDO                      3.85%     5/6/1998 LOC            1,400        1,400
New York City NY Cultural Resources Center
   (Museum of Modern Art)                                             5.00%     1/1/2000 (2)            7,250        7,368
New York City NY GO                                                   5.00%     8/1/2003 (1)            4,400        4,510
New York City NY GO                                                   5.25%     8/1/1999                9,875       10,023
New York City NY GO                                                   5.50%     8/1/1998               10,410       10,449
New York City NY GO                                                   5.50%     8/1/1998 (ETM)          4,590        4,608
New York City NY GO                                                   7.50%     2/1/2002 (Prere.)       4,615        5,183
New York City NY GO                                                   7.50%     8/1/2002 (Prere.)       4,440        5,038
New York City NY GO                                                  7.625%     2/1/2002 (Prere.)      12,790       14,417
New York City NY GO                                                   7.70%     2/1/2002 (Prere.)       3,350        3,785
New York City NY IDA (USTA National Tennis Center Project)            7.75%   11/15/2000 (4)            3,125        3,392
New York City NY IDA (USTA National Tennis Center Project)            7.75%   11/15/2001 (4)            4,380        4,867
New York City NY IDA (USTA National Tennis Center Project)            7.75%   11/15/2002 (4)            3,100        3,516
New York State COP                                                    4.70%     2/1/1999                4,580        4,607
New York State Dormitory Auth. (Brookdale Hosp.)                      5.00%    2/15/2002                5,445        5,514
New York State Dormitory Auth. (Bronx/Lebanon)                        5.00%    2/15/2002                5,000        5,063
New York State Dormitory Auth. (City Univ.)                           5.50%     7/1/1998                6,300        6,315
New York State Dormitory Auth. (City Univ.)                          7.625%     7/1/2000 (Prere.)       6,200        6,766
New York State Dormitory Auth. (City Univ.)                          7.875%     7/1/2000 (Prere.)      15,725       17,242
New York State Dormitory Auth. (City Univ.)                           9.00%     7/1/2000 (3)           15,515       17,042
New York State Dormitory Auth. (Dept. of Health)                      7.70%     7/1/2000 (Prere.)       6,790        7,421
New York State Dormitory Auth. (North General Hosp.)                  5.00%    2/15/2002                4,710        4,770
New York State Dormitory Auth. (Presbyterian Hosp.)                   5.50%    2/15/2002 (2)            4,000        4,146
New York State Dormitory Auth. (Presbyterian Hosp.)                   5.50%    2/15/2003 (2)            8,620        8,982
New York State Dormitory Auth. (Presbyterian Hosp.)                   5.50%    2/15/2004 (2)            4,500        4,711
New York State Dormitory Auth. (State Univ.)                          7.70%    5/15/2000 (Prere.)       6,500        7,079
New York State Dormitory Auth. (Univ. of Rochester)                   5.00%     7/1/2003 (1)            3,210        3,292
New York State Dormitory Auth. VRDO (Cornell Univ.)                   4.10%     5/4/1998                1,200        1,200
New York State Environmental Fac. PCR
   (New York City Water Fin. Auth.)                                   5.50%    6/15/2003 (1)            3,000        3,144
New York State Environmental Fac. (Riverbank State Park)             7.375%     4/1/2002 (Prere.)       6,800        7,662
New York State Housing Finance Agency                                 8.00%    11/1/2000 (Prere.)       4,140        4,593
New York State Housing Finance Agency Service Contract                7.80%    3/15/2001 (Prere.)      15,000       16,712

---------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE       MARKET
                                                                                MATURITY               AMOUNT       VALUE*
LIMITED-TERM PORTFOLIO                                               COUPON         DATE                (000)        (000)
---------------------------------------------------------------------------------------------------------------------------
New York State Local Govt. Assistance Corp.                           6.25%     4/1/2002 (Prere.)    $ 10,000     $ 10,873
New York State Local Govt. Assistance Corp.                           7.00%     4/1/2001 (Prere.)      14,550       15,911
New York State Local Govt. Assistance Corp.                           7.50%     4/1/2001 (Prere.)      10,000       11,072
New York State Medical Care Fac. Finance Agency Rev.                 7.875%    8/15/2000 (Prere.)       8,000        8,798
New York State Thruway Auth. (Highway & Bridge Trust Fund)            5.00%     4/1/2005 (4)            8,930        9,134
New York State Thruway Auth. (Highway & Bridge Trust Fund)            6.00%     4/1/2002 (1)           11,965       12,651
New York State Urban Dev. Corp. (Correctional Fac.)                   7.50%     1/1/2001 (Prere.)       7,100        7,816
Suffolk County NY Water Auth. Water System Rev.                       5.25%     6/1/2004 (2)(Prere.)   10,000       10,465
                                                                                                                -----------
                                                                                                                   391,767
                                                                                                                -----------
NORTH CAROLINA (0.1%)
Charlotte NC Airport Refunding Rev. VRDO                              4.00%     5/6/1998 (1)              500          500
North Carolina Educ. Fac. VRDO (Duke Univ.)                           4.05%     6/1/1998                1,000        1,000
                                                                                                                -----------
                                                                                                                     1,500
                                                                                                                -----------
OHIO (1.9%)
Butler County OH Transp. Improvement Dist.                            5.00%     4/1/2003 (4)            3,000        3,069
Cleveland OH School Dist. RAN                                         5.00%     6/1/2001 (2)            6,000        6,122
Cleveland OH Water Works Rev.                                         6.25%     1/1/2002 (2)(Prere.)    4,245        4,597
Columbus OH Sewer Rev. VRDO                                           4.10%     5/7/1998                1,700        1,700
Franklin County OH PUT (U.S. Health Corp.)                            4.50%     6/1/2000 LOC           10,000       10,063
Ohio Public Fac. Comm. Higher Educ. Fac.                              5.00%    11/1/1999                6,370        6,472
Ohio Public Fac. Comm. Higher Educ. Fac.                              5.50%    12/1/1999                7,685        7,872
                                                                                                                -----------
                                                                                                                    39,895
                                                                                                                -----------
OKLAHOMA (1.5%)
Grand River Dam Auth. OK Rev.                                         4.90%     6/1/1998               17,500       17,514
Tulsa County OK Criminal Justice Auth. Sales Tax Rev.                 5.25%     3/1/2001 (2)            6,525        6,649
Tulsa County OK Criminal Justice Auth. Sales Tax Rev.                 5.25%     9/1/2001 (2)            6,960        7,113
                                                                                                                -----------
                                                                                                                    31,276
                                                                                                                -----------
PENNSYLVANIA (8.7%)
Delaware County PA IDA Rev. (Resource Recovery Fac.)                  5.50%     1/1/1999                5,000        5,048
Pennsylvania Convention Center Auth. Refunding Rev.                   5.75%     9/1/1999                8,700        8,802
Pennsylvania GO                                                       5.00%     5/1/2000                2,710        2,760
Pennsylvania GO                                                       5.00%     3/1/2003                6,250        6,412
Pennsylvania GO                                                       5.25%   11/15/2001 (3)           10,000       10,336
Pennsylvania GO                                                      5.375%   11/15/2003 (3)            2,000        2,096
Pennsylvania GO                                                       5.40%     7/1/2000                4,000        4,112
Pennsylvania Higher Educ. Fac. Health Services
   (Allegheny/Delaware Valley)                                        5.00%   11/15/2002 (1)            7,990        8,159
Pennsylvania Intergovernmental Cooperation Auth.                      6.00%    6/15/2001               10,000       10,486
Pennsylvania Intergovernmental Cooperation Auth.
   (Philadelphia Funding Program)                                     6.80%    6/15/2002 (Prere.)       5,050        5,516
Pennsylvania Turnpike Comm. Rev.                                      5.60%    12/1/2005 (3)            6,575        6,923
Pennsylvania Turnpike Comm. Rev.                                      7.50%    12/1/1999 (Prere.)      15,000       16,111
Philadelphia PA Airport Rev.                                          5.25%    6/15/2001 (3)            4,590        4,713
Philadelphia PA Gas Works                                             7.00%     7/1/2002 (8)            4,035        4,417
Philadelphia PA GO                                                    6.00%   11/15/1999 (3)            8,505        8,764
Philadelphia PA GO                                                    6.00%   11/15/2000 (3)           13,000       13,561
Philadelphia PA Hosp. Auth. Health Rev. (Jefferson Health System)     5.00%    5/15/2002 (2)            2,905        2,962
Philadelphia PA Hosp. Auth. Health Rev. (Jefferson Health System)     5.00%    5/15/2004 (2)            4,990        5,094
Philadelphia PA Hosp. Auth. Health Rev. (Jefferson Health System)     5.50%    5/15/2003 (2)            1,425        1,485
Philadelphia PA Muni. Lease Rev.                                      5.25%    7/15/1998                1,645        1,649
Philadelphia PA School Dist. GO                                       4.70%     7/1/1999 (2)           14,000       14,131
Philadelphia PA School Dist. GO                                       6.60%     7/1/1998 (2)            3,000        3,013
Philadelphia PA Water & Sewer                                         6.90%    10/1/1999 (Prere.)      24,150       25,616
Philadelphia PA Water & Waste Water Rev.                              6.25%     8/1/2002 (1)            5,450        5,826
Pittsburgh PA GO                                                      5.00%     3/1/2003 (1)            5,000        5,112
                                                                                                                -----------
                                                                                                                   183,104
                                                                                                                -----------
PUERTO RICO (1.3%)
Puerto Rico Electric Power Auth. Rev.                                 5.00%     7/1/2003 (4)            6,000        6,190
Puerto Rico Electric Power Auth. Rev.                                 5.00%     7/1/2004 (1)            4,995        5,158

---------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE       MARKET
                                                                                MATURITY               AMOUNT       VALUE*
                                                                     COUPON         DATE                (000)        (000)
---------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Auth. Rev.                                 5.00%     7/1/2004 (4)          $ 5,285      $ 5,457
Puerto Rico GO                                                        5.50%     7/1/1999               10,000       10,177
                                                                                                                -----------
                                                                                                                    26,982
                                                                                                                -----------
RHODE ISLAND (1.1%)
Rhode Island Consolidated Capital Dev. Loan GO                        6.00%     8/1/2003 (1)            9,665       10,364
Rhode Island Consolidated Capital Dev. Loan GO                        6.00%     8/1/2004 (1)           11,345       12,269
                                                                                                                -----------
                                                                                                                    22,633
                                                                                                                -----------
SOUTH CAROLINA (0.7%)
South Carolina GO                                                     5.10%     2/1/2004                3,940        4,091
South Carolina Public Service Auth. Rev. (Santee Cooper)              6.50%     7/1/2002 (Prere.)       8,900        9,785
                                                                                                                -----------
                                                                                                                    13,876
                                                                                                                -----------
TEXAS (7.3%)
Austin TX Combined Util. System Rev.                                  9.50%    5/15/2000 (Prere.)       5,705        6,302
Austin TX Combined Util. System Rev.                                 10.00%    5/15/2000 (Prere.)       5,000        5,570
Austin TX Public Improvement GO                                       5.25%     9/1/2004                2,465        2,574
Fort Worth TX Water & Sewer Rev.                                      5.90%    2/15/2001                2,900        3,025
Gulf Coast TX Waste Disposal Auth. PCR VRDO (Amoco Oil Project)       4.20%     5/4/1998                  700          700
Harris County TX Flood Control Dist. GO                               5.50%    10/1/2000                3,000        3,098
Harris County TX GO                                                   5.50%    10/1/2000                2,645        2,732
Harris County TX Health Fac. Dev. Corp. (Memorial Hosp.)              5.00%     6/1/2000 (1)            3,025        3,072
Harris County TX Health Fac. Dev. Corp. (Memorial Hosp.)              5.00%     6/1/2001 (1)            5,835        5,942
Harris County TX Toll Road Refunding GO                               6.50%    8/15/2002 (2)(Prere.)    5,220        5,745
Harris County TX Toll Road VRDO                                       4.20%     5/6/1998                  100          100
Houston TX GO                                                         5.00%     3/1/2003               13,000       13,320
Houston TX GO                                                         5.50%     3/1/2004                8,620        9,062
Houston TX GO                                                         5.90%     3/1/2003                3,475        3,653
Houston TX Hotel Occupancy Tax Rev.                                   6.00%     7/1/2000 (4)            4,250        4,408
Houston TX Hotel Occupancy Tax Rev.                                   6.00%     7/1/2001 (4)            4,000        4,196
Houston TX Hotel Occupancy Tax Rev.                                   6.00%     7/1/2002 (4)            2,250        2,381
Houston TX Independent School Dist.                                   6.40%    8/15/2001 (Prere.)       4,095        4,364
Houston TX Water & Sewer System Rev.                                  0.00%    12/1/2000 (2)            6,130        5,489
Houston TX Water & Sewer System Rev.                                  5.40%    12/1/2000                8,000        8,233
Lewisville TX Independent School Dist.                                6.55%    5/15/2003 (ETM)          5,000        5,505
Lower Colorado River Auth. TX                                         5.50%     1/1/2001               17,730       18,269
San Antonio TX Electric & Gas Rev.                                    7.00%     2/1/2000                1,695        1,756
San Antonio TX GO                                                     5.40%     8/1/2004                7,495        7,765
San Antonio TX Independent School Dist.                               6.00%    8/14/2004                4,165        4,511
Texas GO                                                             5.375%    10/1/2000                5,000        5,151
Texas Muni. Power Agency Rev.                                         5.80%     9/1/2003 (1)            6,750        7,184
Univ. of Texas Permanent Univ. Fund                                   6.50%     7/1/2001 (Prere.)       4,285        4,644
Univ. of Texas Permanent Univ. Fund                                   9.50%     7/1/2000                3,545        3,939
                                                                                                                -----------
                                                                                                                   152,690
                                                                                                                -----------
UTAH (0.2%)
Utah Water Finance Agency Rev. (Pooled Loan Financing Program)        4.70%    10/1/2001 (1)            5,000        5,062
                                                                                                                -----------

VIRGINIA (1.6%)
Virginia Port Auth. Rev.                                              4.75%     7/1/2004                8,210        8,297
Virginia Public School Auth.                                          5.00%     8/1/2000                6,345        6,476
Virginia Public School Auth.                                          5.00%     8/1/2002               12,415       12,714
Virginia Public School Auth.                                          5.00%     8/1/2003                6,200        6,367
                                                                                                                -----------
                                                                                                                    33,854
                                                                                                                -----------
WASHINGTON (3.3%)
King County WA School Dist.                                           6.30%    12/1/2003                5,375        5,815
Washington GO                                                         6.10%     9/1/2000                5,000        5,224
Washington GO                                                         6.30%     9/1/2002                4,700        5,022
Washington GO                                                         6.50%     7/1/2002                5,035        5,443
Washington GO                                                         6.75%     6/1/2001 (Prere.)      20,000       21,441
Washington GO                                                         7.00%    10/1/1999                7,555        7,877
Washington GO                                                         7.00%     8/1/2002                4,000        4,404
Washington GO VRDO                                                    4.05%     5/6/1998                1,845        1,845

---------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE      MARKET
                                                                                MATURITY                AMOUNT      VALUE*
LIMITED-TERM PORTFOLIO                                               COUPON         DATE                 (000)       (000)
---------------------------------------------------------------------------------------------------------------------------
Washington Health Care Fac. Auth. (Sisters of Providence)             6.00%    10/1/2000 (2)          $ 3,030      $ 3,155
Washington Health Care Fac. Auth. (Sisters of Providence)             6.00%    10/1/2001 (2)            4,735        4,981
Washington Motor Vehicle Fuel Tax GO                                  5.30%     9/1/1999                5,000        5,093
                                                                                                                -----------
                                                                                                                    70,300
                                                                                                                -----------
WEST VIRGINIA (0.4%)
West Virginia State Building Comm. Rev.                               5.50%     7/1/1999 (1)            2,500        2,546
West Virginia State Building Comm. Rev.                               5.50%     7/1/2000 (1)            5,500        5,651
                                                                                                                -----------
                                                                                                                     8,197
                                                                                                                -----------
WISCONSIN (2.1%)
Wisconsin GO                                                          5.80%     5/1/2001                4,000        4,176
Wisconsin GO                                                          6.00%     5/1/2003               14,055       15,055
Wisconsin Public Power System Rev.                                    7.30%     7/1/2000 (3)(Prere.)    4,000        4,336
Wisconsin Public Power System Rev.                                    7.40%     7/1/2000 (2)(Prere.)   19,500       21,178
                                                                                                                -----------
                                                                                                                    44,745
                                                                                                                -----------
WYOMING (0.3%)
Platte County WY PCR (Basin Electric Power Corp.)                     4.20%     1/1/1999                3,370        3,378
Platte County WY PCR (Basin Electric Power Corp.)                     4.40%     1/1/2000                3,945        3,960
                                                                                                                -----------
                                                                                                                     7,338
                                                                                                                -----------
---------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
   (COST $2,063,639)                                                                                             2,079,726
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.1%)
---------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                82,175
Liabilities                                                                                                        (60,000)
                                                                                                                -----------
                                                                                                                    22,175
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
---------------------------------------------------------------------------------------------------------------------------
Applicable to 196,350,175 outstanding $.001 par value shares
   (authorized 350,000,000 shares)                                                                              $2,101,901
===========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                           $10.70
===========================================================================================================================

*See Note A in Notes to Financial Statements.
+Securities with an aggregate value of $2,447,000 have been segregated as initial margin for open futures contracts. For key to abbreviations and other references, see page 59.

---------------------------------------------------------------------------------------------------------------------------
 AT APRIL 30, 1998, NET ASSETS CONSISTED OF:
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          AMOUNT       PER
                                                                                                           (000)     SHARE
---------------------------------------------------------------------------------------------------------------------------
 Paid in Capital                                                                                      $2,086,857    $10.63
 Undistributed Net Investment Income                                                                          --        --
 Accumulated Net Realized Losses                                                                          (1,233)     (.01)
 Unrealized Appreciation--Note F
   Investment Securities                                                                                  16,087       .08
   Futures Contracts                                                                                         190        --
---------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                           $2,101,901    $10.70
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE       MARKET
                                                                                MATURITY               AMOUNT       VALUE*
INTERMEDIATE-TERM PORTFOLIO                                          COUPON         DATE                (000)        (000)
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.9%)
---------------------------------------------------------------------------------------------------------------------------
ALABAMA (0.4%)
Columbia AL Ind. Dev. Board PCR VRDO
   (Alabama Power Co. Project)                                        4.15%     5/4/1998              $ 3,000      $ 3,000
Huntsville AL Health Care Auth. Rev.                                  4.65%     6/1/2005 (1)           22,000       22,065
Univ. of Southern Alabama Hosp.                                       7.00%    5/15/2004 (2)            3,250        3,431
                                                                                                                -----------
                                                                                                                    28,496
                                                                                                                -----------
ALASKA (0.3%)
Alaska Housing Finance Corp. VRDO                                     4.20%     5/6/1998               13,000       13,000
Anchorage AK Electric Rev.                                            8.00%    12/1/2011 (1)            5,395        7,027
                                                                                                                -----------
                                                                                                                    20,027
                                                                                                                -----------
ARIZONA (1.6%)
Arizona Transp. Board Excise Tax Rev.                                 6.00%     7/1/2005 (2)           18,885       20,554
Arizona Transp. Board Highway Rev.                                    8.75%     7/1/2003               10,000       11,982
Maricopa County AZ COP                                                6.00%     6/1/2004                5,275        5,463
Maricopa County AZ GO                                                 6.25%     7/1/2002 (3)            5,100        5,469
Maricopa County AZ PCR VRDO (Arizona Public Service Palo Verde)       4.20%     5/4/1998 LOC            3,100        3,100
Maricopa County AZ PCR VRDO (Arizona Public Service Palo Verde)       4.20%     5/4/1998 LOC           11,200       11,200
Maricopa County AZ (Samaritan Health Service)                         7.15%    12/1/2004 (1)            9,900       11,349
Maricopa County AZ (Samaritan Health Service)                         7.15%    12/1/2005 (1)            6,080        6,882
Mesa AZ GO                                                            5.70%     7/1/2008 (1)            5,600        6,005
Phoenix AZ Civic Improvement Water System                             5.95%     7/1/2016                6,600        6,980
Phoenix AZ Highway Rev.                                               9.25%     7/1/2007                4,000        5,396
Scottsdale AZ IDA Rev. VRDO (Scottsdale Memorial Health Systems)      4.00%     5/6/1998 (2)              700          700
Tucson AZ Unified School Dist.                                        7.50%     7/1/2006 (3)            8,840       10,549
Tucson AZ Unified School Dist.                                        7.50%     7/1/2007 (3)            9,125       11,025
                                                                                                                -----------
                                                                                                                   116,654
                                                                                                                -----------
CALIFORNIA (9.7%)
Anaheim CA Public Finance Auth. Rev.                                  6.00%     9/1/2008 (4)            2,000        2,214
Anaheim CA Public Finance Auth. Rev.                                  6.00%     9/1/2009 (4)            2,000        2,223
California Dept. of Water (Central Valley Project)                    8.25%    12/1/2003                5,000        5,954
California Dept. of Water (Central Valley Project)                    8.25%    12/1/2004                5,545        6,742
California GO                                                         5.70%     8/1/2007               17,500       18,598
California GO                                                         5.75%     8/1/2008 (3)           15,000       16,127
California GO                                                         6.40%     2/1/2006 (1)            4,500        5,041
California GO                                                         6.75%     6/1/2004               13,165       14,786
California GO                                                         7.00%    10/1/2005 (1)            5,000        5,777
California GO                                                         7.10%     6/1/2005               12,495       14,412
California GO                                                        11.00%     3/1/2006               13,185       18,619
California Health Fac. Finance Auth. (Catholic Healthcare West)       6.25%     7/1/2004 (1)            4,515        4,964
California Health Fac. Finance Auth. (Catholic Healthcare West)       6.25%     7/1/2005 (1)            5,875        6,502
California Health Fac. Finance Auth. (Catholic Healthcare West)       6.25%     7/1/2006 (1)            5,000        5,560
California Health Fac. Finance Auth. (Catholic Healthcare West)       6.25%     7/1/2007 (1)            5,290        5,916
California Health Fac. Finance Auth. (Sisters of Providence)          6.00%    10/1/2002                3,865        4,114
California Health Fac. Finance Auth. (Sisters of Providence)          6.00%    10/1/2003                4,095        4,400
California Health Fac. Finance Auth. (Sisters of Providence)          6.00%    10/1/2004                4,340        4,702
California Health Fac. Finance Auth. VRDO
   (Catholic Healthcare West)                                         3.85%     5/6/1998 (1)            6,000        6,000
California Health Fac. Finance Auth. VRDO (Kaiser Permanente)         4.15%     5/6/1998                  600          600
California Higher Educ. Loan Auth. Student Loan Rev. VRDO             4.05%     5/6/1998 LOC            1,500        1,500
California Financing Auth. Rev. PCR VRDO
   (Pacific Gas & Electric Project)                                   4.05%     5/4/1998 LOC            1,400        1,400
California Financing Auth. Rev. PCR VRDO
   (Pacific Gas & Electric Project)                                   4.10%     5/4/1998               24,570       24,570
California Financing Auth. Rev. PCR VRDO
   (Pacific Gas & Electric Project)                                   4.10%     5/4/1998 LOC              400          400
California Public Works Board (Community College)                    5.625%     3/1/2016 (2)           20,000       20,787
California Public Works Board (Dept. of Corrections)                 5.375%    11/1/2011                6,500        6,687
California Public Works Board (Dept. of Corrections)                 5.375%    11/1/2012                7,990        8,154
California Public Works Board (Dept. of Corrections)                  5.50%     1/1/2015 (1)           10,000       10,248

---------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE       MARKET
                                                                                MATURITY               AMOUNT       VALUE*
INTERMEDIATE-TERM PORTFOLIO                                          COUPON         DATE                (000)        (000)
---------------------------------------------------------------------------------------------------------------------------
California Public Works Board (Dept. of Corrections)                  6.00%     1/1/2008 (2)         $ 14,865     $ 16,325
California Public Works Board (State Archives)                       5.375%    12/1/2009                4,555        4,766
California Public Works Board (State Archives)                       5.375%    12/1/2010                6,635        6,887
California Public Works Board (State Archives)                       5.375%    12/1/2012                7,895        8,058
California Public Works Board (Univ. of California)                   6.10%    12/1/2005 (2)            6,515        7,063
California Public Works Board (Univ. of California)                   6.20%    12/1/2006 (2)            3,320        3,613
California Public Works Board (Various Univ. Projects)               5.375%    12/1/2019 (2)            8,900        8,911
Clovis CA Unified School Dist. GO                                     0.00%     8/1/2000                7,000        6,387
Clovis CA Unified School Dist. GO                                     0.00%     8/1/2001               11,180        9,748
Contra Costa CA COP                                                   5.50%    11/1/2011 (1)            5,660        5,925
Fresno CA Sewer Rev.                                                  6.25%     9/1/2014 (2)           12,000       13,631
Irvine CA Assessment Dist. VRDO                                       3.85%     5/6/1998 LOC            9,300        9,300
Irvine CA Ranch Dist. VRDO                                            4.05%     5/4/1998 LOC              500          500
Irvine CA Unified School Dist. GO                                     5.50%    11/1/2013 (2)            4,565        4,739
Long Beach CA Financing Auth. Rev.                                    6.00%    11/1/2007 (2)            3,070        3,400
Long Beach CA Harbor Rev.                                             7.10%    5/15/1999                2,900        2,997
Los Angeles CA COP                                                    7.50%     6/1/1998 (Prere.)       3,950        4,041
Los Angeles CA COP                                                    7.60%     6/1/1998 (Prere.)       3,995        4,087
Los Angeles County CA Transp. Auth. Sales Tax Rev.                    8.00%     7/1/2001 (2)            6,365        7,069
Los Angeles County CA Transp. Auth. Sales Tax Rev.                    8.00%     7/1/2002 (2)            3,915        4,456
Los Angeles County CA Transp. Comm. Sales Tax Rev.                    6.50%     7/1/2010 (4)           51,070       58,845
Metro. Water Dist. of Southern California                             7.75%     7/1/2001 (Prere.)       9,380       10,519
Northern California Power Agency (Hydroelectric Project)              6.10%     7/1/2005 (1)            5,575        6,120
Northern California Power Agency (Hydroelectric Project)              6.20%     7/1/2006 (1)            5,940        6,606
Northern California Power Agency (Hydroelectric Project)              6.25%     7/1/2007 (1)            6,685        7,507
Oakland CA Redev. Agency (Central Dist. Project)                      5.75%     2/1/2004 (2)            1,535        1,641
Oakland CA Redev. Agency (Central Dist. Project)                      5.90%     2/1/2005 (2)            4,870        5,267
Oakland CA Redev. Agency (Central Dist. Project)                      6.00%     2/1/2007 (1)            3,360        3,698
Orange County CA Local Transp. Auth. Sales Tax Rev.                   5.50%    2/15/2009 (1)            5,000        5,313
Orange County CA Local Transp. Auth. Sales Tax Rev.                   5.50%    2/15/2010 (1)           10,035       10,633
Orange County CA Sanitation Dist. VRDO                                4.10%     5/4/1998 LOC            6,300        6,300
San Bernardino CA Medical Center COP                                  5.50%     8/1/2004 (1)            7,150        7,563
San Bernardino CA Medical Center COP                                  5.50%     8/1/2005 (1)           10,000       10,593
San Bernardino CA Medical Center COP                                  5.50%     8/1/2006 (1)            8,500        9,002
San Bernardino CA Medical Center COP                                  5.75%     8/1/2006 (1)            3,300        3,572
San Bernardino CA Medical Center COP                                  5.75%     8/1/2007 (1)            3,420        3,719
San Bernardino CA Medical Center COP                                  6.75%     8/1/2010               11,385       12,472
San Bernardino CA Medical Center COP                                  7.00%     8/1/2008 (1)            9,045       10,721
San Bernardino CA Medical Center COP                                  7.00%     8/1/2009 (1)            9,705       11,600
San Bernardino CA Medical Center COP                                  7.00%     8/1/2010 (1)           10,525       12,628
San Diego CA Local Govt. COP TRAN                                     4.50%    10/1/1998               20,000       20,056
San Diego County CA Regional Transp. Auth. Sales Tax Rev.             5.00%     4/1/2007 (3)           12,730       13,117
San Diego County CA Regional Transp. Auth. Sales Tax Rev.             7.00%     4/1/2001 (Prere.)       3,220        3,526
San Diego County CA Regional Transp. Auth. Sales Tax Rev.             7.00%     4/1/2006                1,780        2,010
San Diego County CA Water Rev. COP                                    5.40%     5/1/2003                5,000        5,243
San Diego County CA Water Rev. COP                                    5.50%     5/1/2005                4,245        4,503
San Joaquin Hills CA Toll Rev.                                        0.00%    1/15/2004               25,000       19,381
San Joaquin Hills CA Toll Rev.                                        0.00%    1/15/2005               25,000       18,414
San Joaquin Hills CA Toll Rev.                                        0.00%    1/15/2006               16,000       11,218
Santa Margarita/Dana Point CA Water Dist. Rev.                        5.50%     8/1/2011 (2)            4,785        5,005
Santa Margarita/Dana Point CA Water Dist. Rev.                        5.50%     8/1/2012 (2)            3,315        3,439
South Orange County CA Public Finance Auth.                           7.00%     9/1/2006 (1)              500          581
Southern California Public Power Auth.                                6.75%     7/1/1999                6,190        6,393
Southern California Rapid Transit Dist. Rev.                          5.70%     9/1/2004 (2)           14,040       15,055
Univ. of California Rev. (Multi Purpose Project)                     10.00%     9/1/2003 (2)            3,790        4,783
                                                                                                                -----------
                                                                                                                   695,943
                                                                                                                -----------

COLORADO (0.9%)
Colorado Health Fac. Auth. (Sisters of Charity Health System Inc.)    5.25%    12/1/2009 (1)            2,965        3,061
Colorado Health Fac. Auth. (Sisters of Charity Health System Inc.)    5.25%    12/1/2010 (1)            1,740        1,783
Colorado Health Fac. Auth. (Sisters of Charity Health System Inc.)    5.25%    12/1/2011 (1)            3,415        3,469

---------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE       MARKET
                                                                                MATURITY               AMOUNT       VALUE*
                                                                     COUPON         DATE                (000)        (000)
---------------------------------------------------------------------------------------------------------------------------
Colorado Health Fac. Auth. (Sisters of Charity Health System Inc.)    5.25%    12/1/2012 (1)          $ 2,250      $ 2,267
Colorado Health Fac. Auth. (Sisters of Charity Health System Inc.)    8.50%    5/15/2004 (1)           17,500       21,162
Denver CO City & County School Dist.                                  6.95%   12/15/1999 (3)(Prere.)    4,390        4,643
Denver CO City & County School Dist.                                  6.95%   12/15/2000 (3)            4,860        5,122
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2011 (1)            8,000        4,045
E-470 Public Highway Auth. CO Rev.                                    4.80%     9/1/2009 (1)            6,095        6,094
E-470 Public Highway Auth. CO Rev.                                    4.90%     9/1/2010 (1)            5,000        5,005
E-470 Public Highway Auth. CO Rev.                                    5.00%     9/1/2011 (1)            7,250        7,256
                                                                                                                -----------
                                                                                                                    63,907
                                                                                                                -----------
CONNECTICUT (2.1%)
Connecticut GO                                                        5.30%   11/15/2006               16,940       17,854
Connecticut GO                                                        5.40%   11/15/2007               24,010       25,206
Connecticut GO                                                        6.00%    5/15/2003                5,000        5,367
Connecticut GO                                                        6.00%    10/1/2004                5,660        6,158
Connecticut GO                                                        7.00%    3/15/2003                5,000        5,570
Connecticut Resource Recovery Auth. (Bridgeport Resco)                8.40%     1/1/1999                4,950        5,018
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)     5.125%     9/1/2005               11,575       11,978
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)      5.25%     9/1/2006               42,550       44,226
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)     7.125%     6/1/2010               12,000       14,523
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)      7.75%     6/1/2000               11,300       12,110
South Central CT Regional Water Auth. Water System Rev.               5.75%     8/1/2006                3,000        3,205
                                                                                                                -----------
                                                                                                                   151,215
                                                                                                                -----------
DELAWARE (0.3%)
Delaware Transp. Auth. Rev.                                          5.625%     7/1/2006 (1)           11,420       12,029
Delaware Transp. Auth. Rev.                                           5.80%     7/1/2008                4,950        5,274
Delaware Transp. Auth. Rev.                                           5.80%     7/1/2008 (Prere.)       2,595        2,780
                                                                                                                -----------
                                                                                                                    20,083
                                                                                                                -----------
DISTRICT OF COLUMBIA (3.0%)
District of Columbia GO                                               5.20%     6/1/2008 (2)            4,390        4,473
District of Columbia GO                                               5.30%     6/1/2009 (2)            4,600        4,708
District of Columbia GO                                              5.375%     6/1/2011                5,255        5,332
District of Columbia GO                                               5.50%     6/1/1998               20,000       20,018
District of Columbia GO                                               5.50%     6/1/2006 (4)            6,205        6,468
District of Columbia GO                                               5.50%     6/1/2013                5,750        5,831
District of Columbia GO                                               5.75%     6/1/2007 (2)            5,050        5,326
District of Columbia GO                                               5.75%     6/1/2010 (1)           23,590       25,135
District of Columbia GO                                               5.80%     6/1/2004 (3)           13,000       13,791
District of Columbia GO                                               6.00%     6/1/2008 (1)            8,890        9,609
District of Columbia GO                                               6.10%     6/1/2011 (1)            7,000        7,634
District of Columbia GO                                               6.30%     6/1/2005 (1)            5,000        5,391
District of Columbia GO                                               6.30%     6/1/2008 (1)           15,000       16,173
District of Columbia GO                                               7.50%     6/1/1999 (2)(Prere.)   17,875       18,903
District of Columbia Hosp. Rev. (Medlantic Health Group)              6.00%    8/15/2007 (1)            2,985        3,246
District of Columbia Hosp. Rev. (Medlantic Health Group)              6.00%    8/15/2008 (1)            3,160        3,462
District of Columbia Hosp. Rev. (Medlantic Health Group)              6.00%    8/15/2010 (1)            2,555        2,800
District of Columbia Hosp. Rev. (Medlantic Health Group)              6.00%    8/15/2012 (1)            2,995        3,276
District of Columbia TRAN VRDO                                        4.10%     5/6/1998 LOC           51,500       51,500
                                                                                                                -----------
                                                                                                                   213,076
                                                                                                                -----------
FLORIDA (4.4%)
Broward County FL School Board COP                                    5.75%     7/1/2003 (2)            9,000        9,556
Broward County FL School Board COP                                    5.75%     7/1/2004 (2)            9,515       10,175
Broward County FL School Board COP                                    5.75%     7/1/2005 (2)            5,445        5,841
Broward County FL School Dist. GO                                     5.40%    2/15/2005                5,000        5,251
Broward County FL School Dist. GO                                     5.50%    2/15/2006               10,080       10,615
Dade County FL Sales Tax Rev.                                         6.00%    10/1/2002 (2)            5,000        5,331
Dade County FL School Board COP                                      5.375%     5/1/2010 (2)            4,775        4,982
Dade County FL School Dist. GO                                        6.25%    2/15/2004 (1)            5,520        6,025
Dade County FL Water & Sewer Rev. VRDO                                4.00%     5/6/1998 (3)            9,103        9,103
Florida Board of Educ. (Capital Outlay Rev.)                          0.00%     6/1/2000 (Prere.)      15,000        4,805
Florida Board of Educ. (Capital Outlay Rev.)                          4.90%     6/1/2008                6,905        7,012

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
---------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE       MARKET
                                                                                MATURITY               AMOUNT       VALUE*
INTERMEDIATE-TERM PORTFOLIO                                          COUPON         DATE                (000)        (000)
---------------------------------------------------------------------------------------------------------------------------
Florida Board of Educ. (Capital Outlay Rev.)                          5.00%     6/1/2009              $ 3,620      $ 3,685
Florida Board of Educ. (Capital Outlay Rev.)                          5.25%     6/1/2005                4,815        5,026
Florida Board of Educ. (Capital Outlay Rev.)                          5.25%     1/1/2009               15,065       15,727
Florida Board of Educ. (Capital Outlay Rev.)                          5.25%     1/1/2010               15,775       16,348
Florida Board of Educ. (Capital Outlay Rev.)                          5.50%     6/1/2004                5,095        5,386
Florida Board of Educ. (Capital Outlay Rev.)                          6.50%     6/1/2005                5,000        5,594
Florida Dept. of General Services Rev.
   (Dept. of Environmental Protection Preservation-2000)              5.00%     7/1/2011 (2)            6,575        6,616
Florida Dept. of General Services Rev.
   (Dept. of Environmental Protection Preservation-2000)             5.125%     7/1/2009 (2)            5,325        5,493
Florida Dept. of General Services Rev.
   (Dept. of Environmental Protection Preservation-2000)             5.625%     7/1/2008 (2)            5,000        5,324
Florida Dept. of General Services Rev.
   (Dept. of Environmental Protection Preservation-2000)              6.00%     7/1/2006 (2)           18,560       20,351
Florida School Board Assn. Rev. (Orange County)                       6.90%     7/1/1999 (2)           12,450       12,886
Florida Turnpike Auth. Rev.                                           5.25%     7/1/2009 (3)            6,000        6,236
Florida Turnpike Auth. Rev.                                           5.25%     7/1/2010 (3)            6,000        6,189
Florida Turnpike Auth. Rev.                                           5.25%     7/1/2011 (3)            7,185        7,349
Florida Turnpike Auth. Rev.                                           5.25%     7/1/2012 (3)            7,560        7,668
Florida Turnpike Auth. Rev.                                           5.25%     7/1/2013 (3)            7,755        7,813
Gulf Breeze FL Local Govt. Loan Program VRDO                          4.10%     5/7/1998 (3)            2,725        2,725
Hillsborough County FL IDA PCR VRDO (Tampa Electric Co.)              4.00%     5/4/1998                8,450        8,450
Hillsborough County FL School Dist. GO                                7.10%    8/15/2003               23,665       25,639
Lakeland FL Electric & Water Rev.                                     6.25%    10/1/2003 (3)            6,465        7,046
Lakeland FL Electric & Water Rev.                                     6.50%    10/1/2006 (3)            5,300        6,008
Lee County FL School Board                                            6.00%     8/1/2005 (4)            4,175        4,542
Palm Beach County FL School Board                                     6.00%     8/1/2005 (2)            6,115        6,669
Palm Beach County FL School Board                                     6.00%     8/1/2006 (2)            6,480        7,111
Palm Beach County FL Solid Waste Auth. Rev.                           5.25%    10/1/2003 (2)            9,000        9,383
Palm Beach County FL Solid Waste Auth. Rev.                           5.50%    10/1/2006 (2)           13,910       14,815
St. Lucie County FL PCR VRDO (Florida Power & Light Co.)              4.00%     5/4/1998                  300          300
Tampa FL Rev. (Catholic Health System)                                5.25%   11/15/2011 (2)            3,000        3,061
                                                                                                                -----------
                                                                                                                   312,136
                                                                                                                -----------
GEORGIA (2.8%)
Burke County GA Dev. Auth. PCR VRDO (Georgia Power Corp.)             4.25%     5/4/1998                1,130        1,130
DeKalb County GA GO                                                   5.60%     1/1/2005                3,040        3,207
Fulton County GA School Dist. GO                                     6.375%     5/1/2010               15,000       17,211
Georgia GO                                                            6.30%     4/1/2002                3,820        4,104
Georgia GO                                                            6.30%     3/1/2007               15,000       16,891
Georgia GO                                                            6.50%     8/1/2001                3,230        3,458
Georgia GO                                                            6.50%    12/1/2003                5,000        5,544
Georgia GO                                                            6.50%     7/1/2005                5,000        5,623
Georgia GO                                                            6.75%     9/1/2010                8,000        9,480
Georgia GO                                                            6.80%     8/1/2002                8,000        8,784
Georgia GO                                                            7.00%    11/1/2004                5,000        5,737
Georgia GO                                                            7.00%    11/1/2005               15,670       18,174
Georgia GO                                                            7.00%    11/1/2006               16,780       19,691
Georgia GO                                                            7.00%    11/1/2007               17,960       21,294
Georgia GO                                                            7.10%     9/1/2009                3,400        4,124
Georgia GO                                                            7.25%     9/1/2005                3,630        4,254
Georgia GO                                                            7.25%     9/1/2006                7,860        9,333
Georgia GO                                                            7.40%     8/1/2007               11,200       13,561
Monroe County GA Dev. Auth. (Oglethorpe Power Corp.)                  6.65%     1/1/2008                9,220       10,450
Muni. Electric Auth. of Georgia Rev.                                  6.30%     1/1/2005               12,775       13,963
Muni. Gas Auth. of Georgia Rev.                                       3.95%     5/6/1998 LOC            1,500        1,500
                                                                                                                -----------
                                                                                                                   197,513
                                                                                                                -----------
HAWAII (2.1%)
Hawaii Airport System Rev.                                            5.40%     7/1/2002 (1)            7,855        8,136
Hawaii Airport System Rev.                                            5.85%     7/1/2002 (1)            7,830        8,241
Hawaii Airport System Rev.                                            5.95%     7/1/2003 (1)            2,590        2,760

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
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                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
                                                                     COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
Hawaii Airport System Rev.                                            6.05%     7/1/2004 (1)         $ 3,145    $   3,394
Hawaii Airport System Rev.                                            6.15%     7/1/2005 (1)          10,735       11,682
Hawaii Airport System Rev.                                            6.25%     7/1/2006               5,000        5,464
Hawaii GO                                                             5.00%     2/1/2004              10,000       10,215
Hawaii GO                                                             5.00%     2/1/2005               6,650        6,775
Hawaii GO                                                            5.125%     2/1/2006              11,605       11,846
Hawaii GO                                                             5.50%     7/1/2001               6,500        6,721
Hawaii GO                                                             6.40%     3/1/2007               5,555        6,244
Honolulu HI City & County GO                                          5.50%    11/1/2008 (3)           7,130        7,556
Honolulu HI City & County GO                                          5.75%     1/1/2006               8,825        9,415
Honolulu HI City & County GO                                          6.00%     1/1/2008               5,000        5,451
Honolulu HI City & County GO                                          6.30%     3/1/2010               4,830        5,240
Honolulu HI City & County GO                                          8.00%    10/1/2009              30,560       39,172
                                                                                                                ---------
                                                                                                                  148,312
                                                                                                                ---------
ILLINOIS (4.3%)
Chicago IL Metro. Sanitation Dist.                                    8.75%     1/1/2000 (Prere.)      2,980        3,206
Chicago IL Metro. Water Reclamation Dist.                             5.85%    12/1/2003               6,355        6,805
Chicago IL Metro. Water Reclamation Dist.                             5.90%    12/1/2006               4,450        4,851
Chicago IL Metro. Water Reclamation Dist.                             5.95%    12/1/2007               7,200        7,882
Chicago IL Metro. Water Reclamation Dist.                             6.00%    12/1/2008               9,900       10,911
Chicago IL Metro. Water Reclamation Dist.                             6.05%    12/1/2009               3,000        3,333
Chicago IL Metro. Water Reclamation Dist.                             6.10%    12/1/2006               5,300        5,797
Chicago IL Metro. Water Reclamation Dist.                             6.25%    12/1/2008              15,000       16,630
Chicago IL School Finance Auth.                                       5.10%     6/1/2004 (3)          26,155       26,897
Chicago IL School Finance Auth.                                       5.20%     6/1/2005 (3)           3,000        3,097
Chicago IL School Finance Auth.                                      5.375%     6/1/2008 (3)           9,500        9,863
Chicago IL School Finance Auth.                                       6.00%     6/1/2001 (3)           8,305        8,696
Chicago IL School Finance Auth.                                       6.10%     6/1/2002 (3)          11,945       12,669
Chicago IL Water Rev.                                                 5.50%    11/1/2003 (2)           5,000        5,246
Cook County IL GO                                                     5.75%   11/15/2003 (3)           5,000        5,329
Cook County IL GO                                                     5.80%   11/15/2004              10,000       10,752
Cook County IL GO                                                     6.60%    11/1/2003 (2)           4,785        5,232
Cook County IL GO                                                     6.75%    11/1/2001 (2)           3,000        3,295
Illinois Dev. Finance. Auth. PCR                                      4.40%    12/1/2006 (2)          45,400       44,233
Illinois GO                                                           6.25%    10/1/2005               6,000        6,493
Illinois Health Fac. Auth. (Lutheran General Health Systems)          7.25%     4/1/1999 (Prere.)        745          770
Illinois Health Fac. Auth. (Lutheran General Health Systems)          7.25%     4/1/2000               3,995        4,163
Illinois Health Fac. Auth. VRDO (Univ. of Chicago Hosp. Project)      4.05%     5/6/1998 (1)             700          700
Illinois Metro. Pier & Exposition Auth. Rev.                          6.50%     6/1/2006 (2)          11,885       13,369
Illinois Metro. Pier & Exposition Auth. Rev.                          6.75%     6/1/2010 (2)          25,000       29,129
Illinois Metro. Pier & Exposition Auth. Rev.                          7.25%    6/15/2005 (2)          15,000       17,386
Illinois Regional Transp. Auth.                                       9.00%     6/1/2005 (2)           5,220        6,588
Illinois Regional Transp. Auth.                                       9.00%     6/1/2008 (2)           6,840        9,108
Illinois Regional Transp. Auth.                                       9.00%     6/1/2009 (2)           4,255        5,759
Illinois Sales Tax Rev.                                               6.50%    6/15/2013               5,000        5,777
Illinois Toll Highway Auth. VRDO                                      4.00%     5/6/1998 (1) LOC      16,300       16,300
                                                                                                                ---------
                                                                                                                  310,266
                                                                                                                ---------
INDIANA (0.9%)
East Chicago IN School Building Corp.                                11.75%     2/1/1999 (Prere.)      4,730        4,983
Indiana Health Fac. Auth. Hosp. Rev. VRDO (Charity Obligated
   Group-Daughters of Charity National Health System)                 3.95%     5/6/1998               9,900        9,900
Indiana Muni. Power Agency                                           5.875%     1/1/2010 (1)           4,500        4,915
Indiana Office Building Comm. Rev.                                    6.65%     7/1/2001               4,500        4,778
Indiana Office Building Comm. Rev.                                    6.70%     7/1/2002               5,290        5,637
Indiana Univ. Student Fee Bonds                                       6.80%     8/1/2004              25,000       27,240
Indiana Univ. Student Fee Bonds                                       7.00%     8/1/2006               5,845        6,312
                                                                                                                ---------
                                                                                                                   63,765
                                                                                                                ---------
KENTUCKY (1.0%)
Kentucky Dev. Finance Auth. (St. Elizabeth Medical Center)           6.625%    11/1/2004 (3)          20,025       21,620
Kentucky Dev. Finance Auth. (Sisters of Charity)                      6.60%    11/1/2006               5,000        5,407



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
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                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
INTERMEDIATE-TERM PORTFOLIO                                          COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
Kentucky Property & Buildings Comm. Rev.                              5.25%    11/1/2008            $  2,500   $    2,593
Kentucky Property & Buildings Comm. Rev.                              5.50%     9/1/2003               8,000        8,395
Kentucky Property & Buildings Comm. Rev.                              5.60%     9/1/2004               3,000        3,178
Kentucky Property & Buildings Comm. Rev.                              5.70%     9/1/2005               7,350        7,785
Kentucky Property & Buildings Comm. Rev.                              6.25%     9/1/2007 (1)           9,100       10,207
Kentucky Property & Buildings Comm. Rev.                             6.875%     8/1/2006              10,400       11,405
                                                                                                                ---------
                                                                                                                   70,590
                                                                                                                ---------
LOUISIANA (2.0%)
East Baton Rouge Parish LA PCR VRDO (Exxon Project)                   4.20%     5/4/1998               5,915        5,915
Jefferson Parish LA Sales Tax Rev.                                    6.75%    12/1/2006 (3)          11,000       12,059
Louisiana Gas & Fuel Tax Rev.                                         7.20%   11/15/1999               9,500        9,944
Louisiana Gas & Fuel Tax Rev.                                         7.25%   11/15/2000               5,250        5,577
Louisiana Gas & Fuel Tax Rev.                                         7.25%   11/15/2004              11,000       11,691
Louisiana GO                                                          5.25%    4/15/2011 (4)++        11,395       11,649
Louisiana GO                                                          5.50%    4/15/2003 (3)           4,445        4,649
Louisiana GO                                                          6.00%    4/15/2004 (3)           7,210        7,762
Louisiana GO                                                          6.25%    4/15/2005 (3)           6,455        7,075
Louisiana GO                                                          6.75%    5/15/2002 (1)           7,680        8,340
Louisiana GO                                                          7.00%     9/1/2000 (Prere.)     11,540       12,485
Louisiana GO                                                          7.00%     8/1/2004 (1)           5,810        6,580
Louisiana GO                                                          7.75%     8/1/2006 (1)          10,970       13,232
Louisiana GO                                                          8.75%     9/1/2000 (4)           8,830        9,713
Louisiana GO                                                          8.75%     9/1/2001 (4)           9,445       10,583
New Orleans LA Public Improvement GO                                  7.70%    10/1/1999               2,395        2,457
New Orleans LA Public Improvement GO                                  7.75%    10/1/2000               5,510        5,654
                                                                                                                ---------
                                                                                                                  145,365
                                                                                                                ---------
MAINE
Maine Muni. Bond Bank                                                 4.90%    11/1/2002               2,500        2,552
                                                                                                                ---------

MARYLAND (0.1%)
Maryland GO                                                           5.00%   10/15/1999               8,520        8,665
                                                                                                                ---------

MASSACHUSETTS (5.8%)
Boston MA GO                                                          5.25%     4/1/2010 (3)++         5,670        5,856
Boston MA GO                                                          5.25%     4/1/2011 (3)++         5,925        6,072
Boston MA GO                                                          5.25%     4/1/2012 (3)++         6,195        6,303
Boston MA Water & Sewer Comm.                                         5.75%    11/1/2013               6,325        6,797
Chelsea MA GO                                                         5.50%    6/15/2008 (2)           5,735        6,077
Chelsea MA GO                                                         5.50%    6/15/2009 (2)           5,490        5,818
Chelsea MA GO                                                         5.50%    6/15/2011 (2)           5,000        5,243
Chelsea MA GO                                                         5.50%    6/15/2012 (2)           5,000        5,197
Massachusetts Bay Transp. Auth.                                       7.25%     3/1/2003 (3)          16,000       17,162
Massachusetts GO                                                      5.00%    11/1/2009               5,000        5,074
Massachusetts GO                                                      5.10%     2/1/2005              25,000       25,805
Massachusetts GO                                                      5.25%     4/1/2010 ++           12,930       13,392
Massachusetts GO                                                      5.25%     4/1/2011 ++           13,605       13,968
Massachusetts GO                                                      5.25%     4/1/2012 ++           14,320       14,573
Massachusetts GO                                                      5.25%     6/1/2014 (3)          18,000       18,165
Massachusetts GO                                                      5.50%     2/1/2011              10,000       10,317
Massachusetts GO                                                      5.50%     2/1/2011 (1)          10,000       10,341
Massachusetts GO                                                      5.50%     7/1/2013               5,360        5,535
Massachusetts GO                                                      5.70%     2/1/2008 (1)           6,805        7,248
Massachusetts GO                                                      6.25%     7/1/2002              10,000       10,721
Massachusetts GO                                                      6.50%     8/1/2002 (Prere.)      3,840        4,224
Massachusetts GO                                                      6.90%     6/1/2000 (2)           2,500        2,625
Massachusetts GO                                                      7.00%     6/1/1999 (Prere.)      3,000        3,158
Massachusetts GO                                                      7.00%     6/1/2002 (2)           5,000        5,263
Massachusetts GO                                                      7.50%     6/1/2004               3,975        4,555
Massachusetts Health & Education Auth.
   (Partners Healthcare System)                                       5.25%     7/1/2003 (4)           4,055        4,197



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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
                                                                     COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Ind. Finance Agency (Refusetech Inc. Project)           6.15%     7/1/2002            $  5,040   $    5,277
Massachusetts Ind. Finance Agency (Refusetech Inc. Project)           6.30%     7/1/2005              21,500       23,165
Massachusetts Ind. Finance Auth. Rev. (BioMed Research Corp.)         0.00%     8/1/2004              10,000        7,470
Massachusetts Ind. Finance Auth. Rev. (BioMed Research Corp.)         7.10%     8/1/1999              12,420       12,881
Massachusetts Turnpike Auth. BAN                                      5.00%     6/1/1999               1,410        1,426
Massachusetts Turnpike Auth. BAN                                      5.00%     6/1/1999 (ETM)         4,590        4,648
Massachusetts Turnpike Auth. Rev.                                     4.75%     1/1/2004               2,500        2,545
Massachusetts Water Resources Auth.                                   5.25%     3/1/2007               5,000        5,138
Massachusetts Water Resources Auth.                                   5.25%     3/1/2009               7,175        7,331
Massachusetts Water Resources Auth.                                   5.50%    11/1/2007              32,860       34,188
Massachusetts Water Resources Auth.                                   6.50%    7/15/2010              30,220       34,922
Massachusetts Water Resources Auth.                                   6.50%    7/15/2019              37,515       43,733
Massachusetts Water Resources Auth.                                   7.25%     4/1/2001               9,800       10,498
                                                                                                                ---------
                                                                                                                  416,908
                                                                                                                ---------
MICHIGAN (3.0%)
Detroit MI GO                                                         5.80%     5/1/2002 (2)           8,970        9,426
Detroit MI GO                                                         5.90%     5/1/2003 (2)           9,490       10,088
Detroit MI Sewer System Rev.                                          5.25%     7/1/2015 (1)           4,000        4,003
Greater Detroit MI Resource Recovery Auth.                            5.50%   12/13/2004 (2)           7,505        7,917
Greater Detroit MI Resource Recovery Auth.                            6.25%   12/13/2005 (2)          12,905       14,225
Greater Detroit MI Resource Recovery Auth.                            6.25%   12/13/2006 (2)          17,475       19,336
Greater Detroit MI Resource Recovery Auth.                            6.25%   12/13/2007 (2)          11,070       12,312
Michigan Building Auth. Rev.                                         5.375%   10/15/2010               5,880        6,102
Michigan Building Auth. Rev.                                          5.50%    10/1/2007 (2)           7,500        7,958
Michigan Building Auth. Rev.                                          5.50%   10/15/2008              17,525       18,524
Michigan Building Auth. Rev.                                          6.00%    10/1/2009 (2)           8,735        9,148
Michigan Building Auth. Rev.                                          6.50%    10/1/2003 (2)           3,000        3,249
Michigan Hosp. Fin. Auth. Rev. (Genesys Regional Medical Center)      5.30%    10/1/2011              10,840       10,743
Michigan Hosp. Fin. Auth. Rev. (Genesys Regional Medical Center)     5.375%    10/1/2013               4,000        3,944
Michigan Hosp. Fin. Auth. Rev. (Genesys Regional Medical Center)      5.50%    10/1/2006               3,340        3,421
Michigan Hosp. Fin. Auth. Rev. (Genesys Regional Medical Center)      5.50%    10/1/2007               3,910        3,999
Michigan Muni. Bond Auth. Local Govt. Loan Auth.                      0.00%    12/1/1999 (3)           6,000        5,629
Michigan Muni. Bond Auth. Local Govt. Loan Auth.                      0.00%    12/1/2000 (3)           5,590        5,011
Michigan Muni. Bond Auth. Local Govt. Loan Auth.                      0.00%    12/1/2001 (3)           9,630        8,233
Michigan Public Power Agency                                          5.30%     1/1/2005              13,075       13,595
Michigan Public Power Agency                                         5.375%     1/1/2006              13,790       14,349
Michigan Public Power Agency                                          5.50%     1/1/2007              14,545       15,195
Michigan Public Power Agency                                          5.50%     1/1/2008               9,360        9,746
                                                                                                                ---------
                                                                                                                  216,153
                                                                                                                ---------

MINNESOTA (0.4%)
Minnesota GO                                                         5.125%    11/1/2009               8,275        8,514
Western Minnesota Muni. Power Agency                                 5.375%     1/1/2008 (2)           5,645        5,942
Western Minnesota Muni. Power Agency                                  5.50%     1/1/2010 (2)          14,045       14,775
                                                                                                                ---------
                                                                                                                   29,231
                                                                                                                ---------

MISSISSIPPI (0.2%)
Mississippi GO                                                        5.25%     5/1/2008               5,805        6,011
Mississippi GO                                                        6.50%     5/1/2003               4,285        4,700
Mississippi GO                                                        7.00%     5/1/2005               4,840        5,551
                                                                                                                ---------
                                                                                                                   16,262
                                                                                                                ---------

MISSOURI (0.1%)
St. Louis County MO Rockwood School Dist. GO                          8.50%     2/1/2002               5,940        6,781
                                                                                                                ---------


MONTANA (0.2%)
Montana Health Fac. Auth Rev. (Sisters of Charity Health System)      5.25%    12/1/2009 (1)           3,330        3,455
Montana Health Fac. Auth Rev. (Sisters of Charity Health System)      5.25%    12/1/2010 (1)           2,445        2,517
Montana Health Fac. Auth Rev. (Sisters of Charity Health System)      5.25%    12/1/2011 (1)           4,980        5,085
Montana Health Fac. Auth Rev. (Sisters of Charity Health System)      5.25%    12/1/2012 (1)           2,725        2,759
                                                                                                                ---------
                                                                                                                   13,816
                                                                                                                ---------



                                   29
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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
INTERMEDIATE-TERM PORTFOLIO                                          COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
NEBRASKA (0.3%)                                                                                     $          $
Consumers Public Power Dist. NE Electric Rev.                         5.10%     1/1/2003               9,840        9,842
Nebraska Public Power Dist.                                           5.60%     7/1/2003              13,175       13,861
                                                                                                                ---------
                                                                                                                   23,703
                                                                                                                ---------

NEVADA (4.2%)
Clark County NV Airport System Rev.                                   5.25%     7/1/2012 (1)           4,225        4,266
Clark County NV Airport System Rev.                                  5.375%     7/1/2010 (1)           8,470        8,803
Clark County NV Airport System Rev. VRDO
   (McCarran International Airport)                                   4.00%     5/6/1998 (1)           1,000        1,000
Clark County NV GO                                                    5.50%     6/1/2012 (3)           6,365        6,595
Clark County NV GO                                                    5.60%     6/1/2013 (3)           7,175        7,478
Clark County NV GO                                                   5.625%     6/1/2014 (3)           7,450        7,761
Clark County NV GO                                                    7.50%     6/1/2006 (2)           3,575        4,255
Clark County NV GO                                                    7.50%     6/1/2007 (2)           9,550       11,508
Clark County NV GO                                                    7.50%     6/1/2009 (2)           6,825        8,401
Clark County NV GO                                                    8.00%     6/1/2008 (2)           9,875       12,423
Clark County NV Passenger Fac. Rev.
   (Las Vegas-McCarran International Airport)                        5.375%     7/1/2010 (1)           6,435        6,706
Clark County NV Passenger Fac. Rev.
   (Las Vegas-McCarran International Airport)                        5.375%     7/1/2011 (1)           9,445        9,756
Clark County NV Passenger Fac. Rev.
   (Las Vegas-McCarran International Airport)                        5.375%     7/1/2012 (1)           8,295        8,492
Clark County NV School Dist. GO                                      5.375%     5/1/2006 (3)           3,740        3,886
Clark County NV School Dist. GO                                      5.375%     5/1/2007 (3)           9,195        9,529
Clark County NV School Dist. GO                                      5.375%     5/1/2008 (3)           9,170        9,483
Clark County NV School Dist. GO                                       5.50%    6/15/2010 (3)          16,325       17,138
Clark County NV School Dist. GO                                       5.60%    6/15/2009 (3)           9,640       10,182
Clark County NV School Dist. GO                                      5.625%    6/15/2013 (3)          10,000       10,435
Clark County NV School Dist. GO                                       5.70%    6/15/2009 (1)          10,825       11,451
Clark County NV School Dist. GO                                      5.875%    6/15/2013 (1)           9,275        9,782
Clark County NV School Dist. GO                                      5.875%    6/15/2014 (1)          14,485       15,243
Clark County NV School Dist. GO                                       5.90%    6/15/2012 (3)          10,000       10,651
Clark County NV School Dist. GO                                       6.50%    6/15/2006 (3)          13,865       15,583
Clark County NV School Dist. GO                                       7.25%    6/15/2002 (1)           3,995        4,412
Clark County NV School Dist. GO                                       9.75%     6/1/2000 (1)           4,580        5,081
Nevada GO                                                             5.25%    5/15/2009               8,150        8,479
Nevada GO                                                             5.25%    5/15/2010               8,555        8,838
Nevada GO                                                             5.25%    5/15/2011              16,455       16,868
Nevada GO                                                             5.25%    5/15/2012              17,300       17,606
Nevada GO                                                             6.00%     5/1/2005              10,450       11,004
Washoe County NV Hosp. Medical Center                                 6.00%     6/1/2009 (2)           6,310        6,821
                                                                                                                ---------
                                                                                                                  299,916
                                                                                                                ---------

NEW JERSEY (5.7%)
Camden County NJ Muni. Util. Auth.                                    0.00%     9/1/1999 (3)          12,545       11,856
Camden County NJ Muni. Util. Auth.                                    0.00%     9/1/2000 (3)          18,500       16,685
Camden County NJ Muni. Util. Auth.                                    0.00%     9/1/2002 (3)          18,545       15,149
Camden County NJ Muni. Util. Auth.                                    0.00%     9/1/2003 (3)          18,545       14,421
Essex County NJ Solid Waste Util. Auth.                               5.50%     4/1/2011 (4)           3,000        3,130
New Jersey Econ. Dev. Auth.                                           5.70%     7/1/2005 (1)           6,330        6,755
New Jersey Econ. Dev. Auth.                                           5.80%     7/1/2007 (1)          17,800       19,072
New Jersey Econ. Dev. Auth.                                           5.80%     7/1/2008 (1)           4,000        4,272
New Jersey Econ. Dev. Auth.                                          5.875%     7/1/2011 (1)           6,000        6,377
New Jersey Econ. Dev. Auth.                                           7.00%     7/1/2003 (1)          26,195       29,209
New Jersey Econ. Dev. Auth. VRDO (New Jersey Natural Gas Co.)         3.80%     5/6/1998               1,000        1,000
New Jersey Econ. Dev. Auth. VRDO (New Jersey Natural Gas Co.)         3.90%     5/6/1998              12,000       12,000
New Jersey Health Care Rev. (Union Hosp./Mega Care)                   6.00%     7/1/1998               2,820        2,827
New Jersey Health Care Rev. (Union Hosp./Mega Care)                   6.20%     7/1/1999               3,080        3,137
New Jersey Health Care Rev. (Union Hosp./Mega Care)                   6.40%     7/1/2000               3,295        3,399
New Jersey Sports & Exposition Auth.                                  6.50%     3/1/2006               4,725        5,172
New Jersey Sports & Exposition Auth.                                  6.50%     3/1/2007               3,500        3,811




                                   30
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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
                                                                     COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
New Jersey Transp. Trust Fund Auth.                                   5.30%   12/15/2001            $  5,000   $    5,185
New Jersey Transp. Trust Fund Auth.                                   5.50%    6/15/2011 (1)           4,250        4,436
New Jersey Transp. Trust Fund Auth.                                   6.00%   12/15/2004 (1)           4,000        4,352
New Jersey Transp. Trust Fund Auth.                                   6.00%    6/15/2008              34,660       38,137
New Jersey Transp. Trust Fund Auth.                                   6.00%    6/15/2009              37,000       40,756
New Jersey Turnpike Auth.                                             4.75%     1/1/2006 (ETM)        17,530       17,568
New Jersey Turnpike Auth.                                             5.60%     1/1/2000 (2)           5,000        5,122
New Jersey Turnpike Auth.                                             5.90%     1/1/2003 (2)           4,700        4,983
New Jersey Turnpike Auth.                                             5.90%     1/1/2004 (2)          19,030       20,233
New Jersey Turnpike Auth.                                             6.00%     1/1/2005 (2)          22,220       23,774
New Jersey Turnpike Auth.                                             6.50%     1/1/2009 (2)          50,000       57,073
New Jersey Turnpike Auth. VRDO                                        4.00%     5/6/1998 (3) LOC      19,100       19,100
Port Auth. of New York & New Jersey VRDO                              4.15%     5/4/1998               1,200        1,200
Rutgers State Univ. NJ GO                                             6.40%     5/1/2013               4,675        5,376
                                                                                                                ---------
                                                                                                                  405,567
                                                                                                                ---------

NEW YORK (11.6%)
Metro. NY Transp. Auth.                                               5.00%     7/1/2013 (1)          18,000       17,587
Metro. NY Transp. Auth.                                               5.20%     7/1/2005 (2)           5,760        5,954
Metro. NY Transp. Auth.                                               5.40%     7/1/2003              10,560       10,900
Metro. NY Transp. Auth.                                               5.50%     4/1/2015 (1)           4,500        4,604
Metro. NY Transp. Auth.                                              5.625%     7/1/2005              11,485       11,990
Metro. NY Transp. Auth.                                               5.70%     7/1/2017 (1)           9,000        9,334
Metro. NY Transp. Auth.                                               6.10%     7/1/2007 (1)           3,625        3,974
Metro. NY Transp. Auth.                                               6.10%     7/1/2008 (1)           7,200        7,927
Metro. NY Transp. Auth.                                               7.50%     7/1/2000 (Prere.)      4,350        4,736
Muni. Assistance Corp. for New York City NY                           5.20%     7/1/2007 (2)           4,500        4,660
Muni. Assistance Corp. for New York City NY                          5.125%     7/1/2007               8,000        8,268
Muni. Assistance Corp. for New York City NY                           5.25%     7/1/2001               4,000        4,116
Muni. Assistance Corp. for New York City NY                           5.50%     7/1/2000               5,000        5,148
Muni. Assistance Corp. for New York City NY                           5.50%     7/1/2001               4,500        4,664
Muni. Assistance Corp. for New York City NY                           5.50%     7/1/2002              10,000       10,430
Muni. Assistance Corp. for New York City NY                           5.50%     7/1/2007               5,000        5,306
Muni. Assistance Corp. for New York City NY                           6.00%     7/1/2004               4,200        4,540
Muni. Assistance Corp. for New York City NY                           6.00%     7/1/2006              13,500       14,746
Muni. Assistance Corp. for New York City NY                           6.00%     7/1/2008              10,000       11,024
Muni. Assistance Corp. for New York City NY                           6.25%     7/1/2005               5,000        5,505
New York City NY GO                                                   5.60%     8/1/2005              10,380       10,857
New York City NY GO                                                   5.70%     8/1/2007               9,800       10,339
New York City NY GO                                                   5.75%    2/15/2007               8,950        9,422
New York City NY GO                                                  5.875%    8/15/2012 (3)           7,000        7,456
New York City NY GO                                                   5.90%     8/1/2010               4,750        5,041
New York City NY GO                                                   6.00%    8/15/1999              12,290       12,594
New York City NY GO                                                   6.00%    8/15/1999 (ETM)           780          801
New York City NY GO                                                   6.00%     8/1/2011               5,600        5,960
New York City NY GO                                                   6.00%     8/1/2012               4,000        4,245
New York City NY GO                                                   6.10%     8/1/2002               4,000        4,231
New York City NY GO                                                   6.15%    8/15/2000               3,170        3,299
New York City NY GO                                                  6.375%     8/1/2004               3,985        4,282
New York City NY GO                                                   7.00%    8/15/1999 (3)           5,550        5,764
New York City NY GO                                                   7.00%    8/15/1999 (3)(ETM)      9,450        9,822
New York City NY GO                                                   7.00%     8/1/2000                 340          345
New York City NY GO                                                   7.00%     2/1/2002 (Prere.)      3,495        3,865
New York City NY GO                                                   7.00%     2/1/2005               1,505        1,639
New York City NY GO                                                   7.00%     8/1/2005               6,500        7,337
New York City NY GO                                                   7.10%    8/15/2004 (Prere.)      9,270       10,631
New York City NY GO                                                   7.10%    8/15/2007                 730          837
New York City NY GO                                                   8.00%     8/1/1999               4,560        4,779
New York City NY GO                                                   8.00%     8/1/1999 (ETM)           615          645
New York City NY GO                                                   8.00%    11/1/2000 (2)           2,175        2,235
New York City NY GO                                                   8.00%     8/1/2001 (Prere.)      3,185        3,588
New York City NY GO                                                   8.00%    8/15/2001 (Prere.)      3,090        3,485



                                   32
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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
INTERMEDIATE-TERM PORTFOLIO                                          COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
New York City NY GO                                                   8.00%     4/1/2006 (2)        $  5,955   $    7,215
New York City NY GO VRDO                                              4.00%     5/6/1998 LOC           2,600        2,600
New York City NY GO VRDO                                              4.10%     5/4/1998 LOC             200          200
New York City NY GO VRDO                                              4.15%     5/4/1998 (1)          13,600       13,600
New York City NY GO VRDO                                              4.20%     5/4/1998 LOC             200          200
New York City NY IDA (USTA National Tennis Center Project)           6.375%   11/15/2007 (4)           6,200        6,937
New York City NY IDA (USTA National Tennis Center Project)            6.40%   11/15/2008 (4)           4,105        4,599
New York City NY IDA (USTA National Tennis Center Project)            6.50%   11/15/2009 (4)           6,745        7,595
New York City NY IDA (USTA National Tennis Center Project)            6.50%   11/15/2010 (4)           3,500        3,905
New York City NY Muni. Water Finance Auth.
   Water & Sewer System Rev.                                          5.30%    6/15/2006              27,665       28,574
New York City NY Muni. Water Finance Auth.
   Water & Sewer System Rev. VRDO                                     4.25%     5/4/1998 (3)           2,800        2,800
New York City NY Transitional Financial Auth. Rev.                    5.00%   11/15/2010               6,375        6,386
New York City NY Transitional Financial Auth. Rev.                    5.00%   11/15/2009               5,000        5,048
New York City NY Transitional Financial Auth. Rev.                    5.50%   11/15/2008               2,000        2,111
New York State Dormitory Auth. Rev. (City Univ.)                      5.50%     7/1/2016              16,000       16,349
New York State Dormitory Auth. Rev. (City Univ.)                      6.25%     7/1/2003               4,250        4,545
New York State Dormitory Auth. Rev. (City Univ.)                      6.25%     7/1/2004               6,570        7,172
New York State Dormitory Auth. Rev. (City Univ.)                      6.35%     7/1/2004               2,500        2,702
New York State Dormitory Auth. Rev. (City Univ.)                      6.45%     7/1/2005               1,500        1,637
New York State Dormitory Auth. Rev. (City Univ.)                      7.00%     7/1/2001               8,090        8,725
New York State Dormitory Auth. Rev. (City Univ.)                      7.00%     7/1/2001 (ETM)         1,910        2,065
New York State Dormitory Auth. Rev. (New York Univ.)                 6.375%     7/1/2007 (3)          27,000       29,063
New York State Dormitory Auth. Rev. (State Univ.)                     5.80%    5/15/2005               5,400        5,746
New York State Dormitory Auth. Rev. (State Univ.)                     5.90%    5/15/2006               2,000        2,143
New York State Dormitory Auth. Rev. (State Univ.)                     6.00%     7/1/2003 (2)           4,000        4,283
New York State Dormitory Auth. Rev. (State Univ.)                     6.00%     7/1/2004 (2)           4,000        4,320
New York State Dormitory Auth. Rev. (State Univ.)                     6.10%    5/15/2008               2,000        2,196
New York State Dormitory Auth. Rev. (State Univ.)                     7.00%    5/15/1999 (Prere.)     18,285       19,217
New York State Dormitory Auth. Rev. (State Univ.)                     7.10%    5/15/2000               6,050        6,381
New York State Dormitory Auth. Rev. (Univ. of Rochester)              5.75%     7/1/2014 (1)           9,725       10,090
New York State Dormitory Auth. Rev. VRDO
   (New York Foundling Charitable Corp.)                              3.95%     5/6/1998 LOC           4,900        4,900
New York State Environmental Fac. Corp. PCR                           5.50%    6/15/2008              13,185       13,983
New York State GO                                                     6.00%    10/1/2003               4,800        5,147
New York State GO                                                     6.00%    10/1/2004               9,195        9,940
New York State GO                                                     7.80%   11/15/1999               5,000        5,285
New York State Local Govt. Assistance Corp.                          5.125%     4/1/2010              24,000       24,433
New York State Local Govt. Assistance Corp.                           6.00%     4/1/2006               5,000        5,412
New York State Local Govt. Assistance Corp.                           6.00%     4/1/2007               3,000        3,261
New York State Local Govt. Assistance Corp.                          6.875%     4/1/2019              11,650       12,923
New York State Local Govt. Assistance Corp. VRDO                      3.85%     5/6/1998 LOC           7,500        7,500
New York State Medical Care Fac. Finance Agency Rev.                 5.375%    2/15/2014 (4)           4,460        4,472
New York State Medical Care Fac. Finance Agency Rev.                  6.00%    8/15/2002 (1)           5,350        5,672
New York State Medical Care Fac. Finance Agency Rev.                 7.875%    8/15/2000 (Prere.)      6,815        7,495
New York State Thruway Auth. (Highway & Bridge Trust Fund)            5.25%     4/1/2009 (3)           4,510        4,673
New York State Thruway Auth. (Highway & Bridge Trust Fund)            5.25%     4/1/2010 (3)           9,800       10,098
New York State Thruway Auth. (Highway & Bridge Trust Fund)            5.25%     4/1/2011 (2)           5,000        5,100
New York State Thruway Auth. (Highway & Bridge Trust Fund)            5.25%     4/1/2011 (3)           4,000        4,085
New York State Thruway Auth. (Highway & Bridge Trust Fund)            5.25%     4/1/2012 (3)           6,220        6,297
New York State Thruway Auth. (Highway & Bridge Trust Fund)            5.25%     4/1/2013 (3)           5,435        5,468
New York State Thruway Auth. (Highway & Bridge Trust Fund)            5.30%     4/1/2008 (1)           7,740        8,041
New York State Thruway Auth. (Highway & Bridge Trust Fund)            5.40%     4/1/2007 (1)           9,215        9,673
New York State Thruway Auth. (Highway & Bridge Trust Fund)            6.25%     4/1/2006 (3)          10,000       11,035
New York State Thruway Auth. (Service Contract)                       5.75%     4/1/2013 (1)          14,000       14,707
New York State Urban Dev. Corp. (Correctional Fac.)                   6.40%     1/1/2004               9,685       10,435
Onondaga County NY PCR (Anheuser-Busch Cos., Inc. Project)           6.625%     8/1/2006              10,000       11,173
Suffolk County NY Water Auth.                                         6.80%     6/1/2012 (ETM)        10,660       12,525
Triborough Bridge & Tunnel NY Auth. Rev.                              0.00%     1/1/2003              19,185       15,451


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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
                                                                     COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel NY Auth. Rev.                              6.00%     1/1/2012            $ 12,000   $   13,215
Triborough Bridge & Tunnel NY Auth. Rev.                              6.60%     1/1/2010              55,325       63,957
Triborough Bridge & Tunnel NY Auth. Rev. VRDO                         3.90%     5/6/1998 (3)           2,400        2,400
                                                                                                                ---------
                                                                                                                  826,072
                                                                                                                ---------

NORTH CAROLINA (1.1%)
Charlotte NC Airport Refunding Rev. VRDO                              4.00%     5/6/1998 (1)           9,905        9,905
North Carolina Educ. Fac. Finance Auth. VRDO (Duke Univ.)             4.05%     5/7/1998               4,100        4,100
North Carolina Medical Care Hosp. Rev. VRDO (Duke Univ. Hosp.)        4.05%     5/7/1998               1,300        1,300
North Carolina Muni. Power Agency (Catawba Electric)                  6.00%     1/1/2004 (2)           7,000        7,513
North Carolina Muni. Power Agency (Catawba Electric)                  6.00%     1/1/2005 (2)          28,750       30,862
North Carolina Muni. Power Agency (Catawba Electric)                  7.00%     1/1/2000 (Prere.)      6,040        6,443
North Carolina Muni. Power Agency (Catawba Electric)                  7.25%     1/1/2007               5,000        5,863
North Carolina Muni. Power Agency (Catawba Electric)                  7.25%     1/1/2007 (1)           5,410        6,344
Wake County NC Ind. Fac. & Pollution Control
   Finance Auth. VRDO (Carolina Power & Light)                        4.10%     5/6/1998 LOC           8,100        8,100
                                                                                                                ---------
                                                                                                                   80,430
                                                                                                                ---------

OHIO (3.2%)
Butler County OH Transp. Improvement Dist. Rev.                       5.00%     4/1/2006 (4)           3,000        3,057
Clermont County OH Hosp. Rev. VRDO (Mercy Health Systems)             4.10%     5/6/1998                 600          600
Cleveland OH GO                                                       5.50%     8/1/2008 (1)           6,295        6,685
Cleveland OH School Dist.                                            8.125%    12/1/1998 (ETM)           785          805
Cleveland OH School Dist.                                             9.00%    12/1/1998 (Prere.)+     4,000        4,198
Cleveland OH Water Works                                              6.00%     1/1/2002 (1)          11,190       11,805
Cleveland OH Water Works                                              6.00%     1/1/2003 (1)           2,105        2,243
Cleveland OH Water Works                                              6.00%     1/1/2004 (1)           6,855        7,368
Cleveland OH Water Works                                              6.00%     1/1/2005 (1)           4,545        4,909
Cleveland OH Water Works                                              6.00%     1/1/2006 (1)           2,100        2,282
Cleveland OH Water Works                                              6.25%     1/1/2005 (2)           4,910        5,297
Cuyahoga County OH Hosp. Rev. VRDO
   (Cleveland Clinic Foundation)                                      4.15%     5/6/1998 LOC           1,200        1,200
Franklin County OH Hosp. Rev.                                         5.75%    5/15/2012 (2)           5,000        5,226
Franklin County OH Hosp. Rev. VRDO (US Health Corp.)                  4.10%     5/7/1998 LOC           4,350        4,350
Hamilton County OH Hosp. Fac. Rev. VRDO (Bethesda Hosp.)              3.95%     5/7/1998 LOC             500          500
Lorain County OH Hosp. Rev. (Catholic Healthcare Partners)           5.625%     9/1/2013 (1)           3,000        3,142
Montgomery County OH Hosp. Fac. Rev. CP
   (Miami Valley Hosp. Project)                                       3.35%    5/12/1998 LOC           4,500        4,500
Ohio Air Quality Dev. Auth. VRDO
   (Cincinnati Gas & Electric Co. Project)                            4.20%     5/4/1998 LOC           4,800        4,800
Ohio Air Quality Dev. Auth. VRDO
   (Cincinnati Gas & Electric Co. Project)                            4.30%     5/4/1998 LOC             200          200
Ohio Building Auth. (Adult Correctional Building)                     5.75%     4/1/2008               5,375        5,818
Ohio Building Auth. (Adult Correctional Building)                     5.75%     4/1/2009 (2)           5,485        5,916
Ohio Building Auth. (Adult Correctional Building)                     5.90%    10/1/2009 (1)           4,435        4,792
Ohio Building Auth. (Adult Correctional Building)                     6.00%    10/1/2007 (2)           3,710        4,085
Ohio Building Auth. (Adult Correctional Building)                     6.50%    10/1/2002 (1)           5,350        5,807
Ohio Building Auth. (Adult Correctional Building)                     6.50%    10/1/2003 (1)           5,710        6,279
Ohio Building Auth. (Data Center)                                     5.70%    10/1/2004               2,895        3,088
Ohio Building Auth. (Data Center)                                     5.75%    10/1/2005               3,070        3,292
Ohio Building Auth. (Highway Safety Building)                        5.375%    10/1/2009 (2)           4,605        4,842
Ohio Building Auth. (Highway Safety Building)                         5.75%    10/1/2008 (2)           5,055        5,471
Ohio Building Auth. (Highway Safety Building)                         6.00%     4/1/2007 (2)           4,640        5,089
Ohio Building Auth. (State Correctional Fac.)                         5.70%    10/1/2003               3,305        3,503
Ohio Building Auth. (State Correctional Fac.)                         5.70%    10/1/2004               2,725        2,907
Ohio Building Auth. (State Correctional Fac.)                         5.80%    10/1/2006               4,360        4,708
Ohio Building Auth. (State Correctional Fac.)                         5.90%    10/1/2007               2,500        2,729
Ohio Building Auth. (State Correctional Fac.)                         6.50%    10/1/2002               3,790        4,105
Ohio Building Auth. (State Correctional Fac.)                         6.50%    10/1/2003               5,500        5,965
Ohio Building Auth. (State Correctional Fac.)                         6.50%    10/1/2004               2,500        2,711
Ohio Building Auth. (State Correctional Fac.)                         7.20%     8/1/2000              10,000       10,597
Ohio Building Auth. (State Correctional Fac.)                         7.25%     8/1/2001               7,500        7,952


                                   33
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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
INTERMEDIATE-TERM PORTFOLIO                                          COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
Ohio Building Auth. (State Correctional Fac.)                         7.30%     8/1/2002            $ 10,000   $   10,609
Ohio Building Auth. (State Correctional Fac.)                         7.35%     8/1/2003               4,945        5,249
Ohio Higher Educ. Fac.                                                5.90%    12/1/2005               8,175        8,657
Ohio Public Fac. Comm. Higher Educ. Fac.                              5.00%    12/1/2009               5,190        5,265
Ohio Public Fac. Comm. Higher Educ. Fac.                              5.50%    12/1/2006               5,465        5,711
Ohio State Univ. General Receipts VRDO                                4.00%     5/7/1998               6,500        6,500
Ohio Turnpike Comm. Rev.                                              5.50%    2/15/2010 (1)           4,435        4,664
Ohio Water Dev. Auth.                                                 5.00%    12/1/1998               2,275        2,291
Ohio Water Dev. Auth.                                                 6.00%    12/1/2008 (2)           6,000        6,466
                                                                                                                ---------
                                                                                                                  228,235
                                                                                                                ---------

OKLAHOMA (1.6%)
Grand River Dam Auth. OK                                              5.70%     6/1/2005 (4)          20,000       21,404
Grand River Dam Auth. OK                                              5.75%     6/1/2006 (4)          19,350       20,865
Grand River Dam Auth. OK                                             5.875%     6/1/2007 (1)          14,500       15,820
Grand River Dam Auth. OK                                              6.25%     6/1/2011 (2)           7,600        8,606
Grand River Dam Auth. OK                                              8.00%     6/1/2002              21,000       23,756
Oklahoma Ind. Auth. (St. Anthony's Hosp.)                             7.50%    10/1/2003 (1)           5,470        5,485
Tulsa County OK Ind. Auth. PUT (St. Francis Hosp.)                    5.15%   12/15/2003               8,715        8,980
Tulsa OK Metro. Util. Auth.                                           7.00%     2/1/2003               8,465        9,215
                                                                                                                ---------
                                                                                                                  114,131
                                                                                                                ---------

OREGON (0.5%)
Portland OR Sewer System Rev.                                         5.00%     6/1/2010              18,980       19,228
Portland OR Sewer System Rev.                                         5.00%     6/1/2012 (3)          13,580       13,579
                                                                                                                ---------
                                                                                                                   32,807
                                                                                                                ---------

PENNSYLVANIA (8.5%)
Allegheny County PA GO                                                7.60%    11/1/1998 (Prere.)      2,000        2,038
Allegheny County PA Higher Educ. Building Auth. VRDO
   (Univ. of Pittsburgh Project)                                      4.00%     5/7/1998 LOC           5,900        5,900
Allegheny County PA Hosp. Dev. Auth. VRDO
   (Allegheny General  Hosp. Project)                                 4.20%     5/6/1998 LOC           5,300        5,300
Allegheny County PA Hosp. Dev. Auth. VRDO
   (Children's Hosp. Pittsburgh)                                      4.05%     5/7/1998 (1)           4,600        4,600
Allegheny County PA Hosp. Dev. Auth. VRDO
   (Presbyterian-Univ. Hosp. Project)                                 4.10%     5/7/1998 (1)          12,100       12,100
Berks County PA GO                                                    7.25%   11/15/2000 (3)(Prere.)  10,000       10,927
Delaware County PA Hosp. Rev. VRDO
   (Crozer-Chester Medical Center)                                    4.47%     5/6/1998 LOC           2,900        2,900
Delaware County PA IDA Resource Recovery Rev.
   (Browning Ferris)                                                  6.00%     1/1/2009               5,355        5,720
Delaware County PA IDA Resource Recovery Rev.
   (Browning Ferris)                                                  6.10%     1/1/2007               7,955        8,541
Erie County PA Prison Auth. Commonwealth Lease Rev.                   6.75%    11/1/2001 (1)(Prere.)   5,295        5,723
Lackawana County PA GO                                               5.375%    9/15/2016 (2)           7,050        7,109
Northumberland County PA Commonwealth Lease Rev.                      6.70%   10/15/2001 (1)(Prere.)   7,005        7,554
Northumberland County PA Commonwealth Lease Rev.                      7.75%   10/15/2001 (1)(Prere.)   6,000        6,667
Pennsbury PA School District GO                                       5.50%    8/15/2014 (3)           6,000        6,148
Pennsylvania Convention Center Auth.                                  6.25%     9/1/2004              15,200       16,225
Pennsylvania Convention Center Auth.                                  6.70%     9/1/2014 (1)           4,000        4,482
Pennsylvania COP                                                      4.80%     7/1/2001 (2)          20,000       20,204
Pennsylvania COP                                                      4.90%     7/1/2002 (2)          13,665       13,849
Pennsylvania COP                                                      5.00%     7/1/2003 (2)           4,555        4,631
Pennsylvania GO                                                       5.00%    4/15/2005              24,290       24,935
Pennsylvania GO                                                       5.00%    4/15/2007               7,950        8,133
Pennsylvania GO                                                       5.00%    4/15/2008               9,250        9,432
Pennsylvania GO                                                      5.125%    9/15/2009 (2)          20,000       20,636
Pennsylvania GO                                                      5.375%    5/15/2013 (3)           3,515        3,599
Pennsylvania GO                                                       5.50%     5/1/2013 (3)           8,025        8,306
Pennsylvania GO                                                       5.90%   11/15/2001               1,500        1,581
Pennsylvania GO                                                       6.20%   11/15/2004              12,480       13,438
Pennsylvania GO                                                       6.50%    11/1/2006               4,260        4,625



                                   34
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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
                                                                     COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
Pennsylvania GO                                                       7.10%    11/1/2008            $  6,700   $    7,108
Pennsylvania GO                                                      10.00%    4/15/2002 (2)          10,160       12,212
Pennsylvania Higher Educ. Fac. Auth. (Allegheny/Delaware Valley)      5.00%   11/15/2003 (1)           7,380        7,544
Pennsylvania Higher Educ. Fac. Auth. (Allegheny/Delaware Valley)      5.00%   11/15/2004 (1)           9,295        9,513
Pennsylvania Higher Educ. Fac. Auth. (Allegheny/Delaware Valley)      5.00%   11/15/2005 (1)           7,690        7,845
Pennsylvania Higher Educ. Fac. Auth. (Allegheny/Delaware Valley)      5.00%   11/15/2006 (1)           3,250        3,302
Pennsylvania Higher Educ. Fac. Auth. VRDO (Univ. of Pennsylvania)     4.05%     5/6/1998               1,900        1,900
Pennsylvania IDA                                                      6.50%     7/1/1998               9,850        9,890
Pennsylvania IDA                                                      6.60%     1/1/1999               5,065        5,157
Pennsylvania IDA                                                      6.60%     7/1/1999              10,355       10,671
Pennsylvania IDA                                                      6.70%     1/1/2000               7,420        7,730
Pennsylvania IDA                                                      6.70%     7/1/2000               9,080        9,551
Pennsylvania IDA                                                      6.80%     1/1/2001               5,000        5,311
Pennsylvania IDA                                                      6.80%     7/1/2001               5,480        5,872
Pennsylvania Intergovernmental Cooperation Auth.                      5.45%    6/15/2008 (3)          18,095       18,656
Pennsylvania Intergovernmental Cooperation Auth.                      5.75%    6/15/1999 (3)          17,000       17,360
Pennsylvania Intergovernmental Cooperation Auth.                      6.00%    6/15/2002 (3)          28,500       30,185
Philadelphia PA Airport Rev. (Philadelphia Airport Systems)           5.75%    6/15/2011 (3)           4,695        4,988
Philadelphia PA Airport Rev. (Philadelphia Airport Systems)           6.00%    6/15/2003 (3)           5,530        5,903
Philadelphia PA GO                                                    4.60%    5/15/1999 (3)           4,345        4,379
Philadelphia PA GO                                                    6.00%   11/15/2000 (3)          11,995       12,513
Philadelphia PA Hosp. & Higher Educ. Auth. Rev. VRDO
   (Children's Hosp. Project)                                         4.25%     5/4/1998 LOC           6,000        6,000
Philadelphia PA Muni. Lease Rev.                                      6.00%    7/15/2003               5,065        5,244
Philadelphia PA Parking Auth.                                         5.25%     9/1/2010 (2)           4,875        4,992
Philadelphia PA School Dist. GO                                       0.00%     7/1/2000 (2)          15,500       14,139
Philadelphia PA School Dist. GO                                      5.375%     7/1/2005 (1)           7,500        7,832
Philadelphia PA School Dist. GO                                       6.25%     9/1/2005 (2)           5,000        5,492
Philadelphia PA School Dist. GO                                       6.25%     9/1/2006 (2)           2,000        2,206
Philadelphia PA School Dist. GO                                       6.25%     9/1/2008 (2)           4,000        4,458
Philadelphia PA School Dist. GO                                       6.25%     9/1/2009 (2)           2,080        2,333
Philadelphia PA School Dist. GO                                       6.70%     7/1/1999 (2)           9,000        9,287
Philadelphia PA Water & Sewer Auth. Rev.                             6.875%    10/1/2006 (1)          15,455       16,354
Philadelphia PA Water & Waste Water Rev.                              4.75%    6/15/1998              11,540       11,550
Philadelphia PA Water & Waste Water Rev.                              5.25%     8/1/2009 (2)           6,460        6,665
Philadelphia PA Water & Waste Water Rev.                              5.50%    6/15/2006 (1)          12,750       13,405
Philadelphia PA Water & Waste Water Rev.                              6.25%     8/1/2007 (1)           5,000        5,540
Pittsburgh PA GO                                                     5.125%     3/1/2009 (3)          10,000       10,168
Pittsburgh PA GO                                                      5.20%     3/1/2010 (3)          22,000       22,363
Pittsburgh PA Water & Sewer Auth. Rev.                                5.60%     9/1/2018 (3)           6,000        6,412
Sayre PA Health Care Fac. Auth. VRDO
   (VHA of Pennsylvania Capital Asset Financing Program)              4.10%     5/6/1998 (2)           4,500        4,500
Schuylkill PA Redev. Auth.                                            6.95%     6/1/2001 (3)(Prere.)   3,995        4,354
                                                                                                                ---------
                                                                                                                  606,187
                                                                                                                ---------

PUERTO RICO (1.6%)
Puerto Rico Electric Power Auth. Rev.                                 5.00%     7/1/2009 (1)           2,500        2,562
Puerto Rico Electric Power Auth. Rev.                                 5.00%     7/1/2009 (4)          10,280       10,536
Puerto Rico Electric Power Auth. Rev.                                 5.00%     7/1/2010 (1)           9,645        9,812
Puerto Rico Electric Power Auth. Rev.                                 5.00%     7/1/2010 (4)           7,000        7,121
Puerto Rico Electric Power Auth. Rev.                                 5.00%     7/1/2011 (1)           5,000        5,041
Puerto Rico Electric Power Auth. Rev.                                 5.00%     7/1/2011 (4)           7,500        7,561
Puerto Rico Electric Power Auth. Rev.                                5.125%     7/1/2013 (4)          11,955       12,025
Puerto Rico Electric Power Auth. Rev.                                 5.25%     7/1/2009 (1)           7,235        7,584
Puerto Rico Electric Power Auth. Rev.                                 5.50%     7/1/2008 (1)           5,000        5,344
Puerto Rico Electric Power Auth. Rev.                                 6.50%     7/1/2005 (1)          20,525       23,015
Puerto Rico GO                                                        5.00%     7/1/1998              15,000       15,024
Puerto Rico Telephone Auth. Rev.                                      5.40%     1/1/2008               9,550        9,906
                                                                                                                ---------
                                                                                                                  115,531
                                                                                                                ---------

RHODE ISLAND (0.6%)
Rhode Island Consolidated Capital Dev. Loan GO                        6.00%     8/1/2005 (1)           4,000        4,344



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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
INTERMEDIATE-TERM PORTFOLIO                                          COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
Rhode Island Consolidated Capital Dev. Loan GO                        6.00%     8/1/2006 (1)        $  5,000   $    5,461
Rhode Island Depositors Econ. Protection Corp.                        6.55%     8/1/2010 (1)          26,850       31,130
                                                                                                                ---------
                                                                                                                   40,935
                                                                                                                ---------

SOUTH CAROLINA (0.1%)
Piedmont SC Muni. Power Agency Rev.                                   5.40%     1/1/2007 (1)           1,800        1,878
Piedmont SC Muni. Power Agency Rev.                                   5.40%     1/1/2007 (1)(ETM)      1,400        1,484
                                                                                                                ---------
                                                                                                                    3,362
                                                                                                                ---------

SOUTH DAKOTA (0.2%)
South Dakota Building Auth. Lease Rev.                                5.25%    12/1/2010 (2)           4,800        4,917
South Dakota Health & Educ. Fac. Auth. Rev. (McKennan Hosp.)          7.50%     7/1/2004 (1)           5,845        6,188
                                                                                                                ---------
                                                                                                                   11,105
                                                                                                                ---------

TENNESSEE (0.3%)
Shelby County TN GO                                                   5.00%     3/1/2014              11,230       11,072
Shelby County TN GO                                                  5.625%     4/1/2012               5,000        5,215
Shelby County TN (Methodist Health Systems)                           6.25%     8/1/2006               4,915        5,427
                                                                                                                ---------
                                                                                                                   21,714
                                                                                                                ---------

TEXAS (9.8%)
Anderson County TX Rev. (Coffield Prison Farm Project)                5.50%    3/15/2004 (2)           5,715        5,965
Anderson County TX Rev. (Coffield Prison Farm Project)                5.50%    3/15/2005 (2)           5,590        5,810
Anderson County TX Rev. (Coffield Prison Farm Project)                5.50%    3/15/2006 (2)           6,985        7,244
Austin TX Combined Util. System Rev.                                  5.20%   11/15/2003 (1)           3,360        3,481
Austin TX Combined Util. System Rev.                                  5.30%    5/15/2004 (1)           5,770        6,006
Austin TX Combined Util. System Rev.                                  5.75%   11/15/2003 (4)++         7,500        7,917
Austin TX Combined Util. System Rev.                                  5.80%   11/15/2006 (1)           5,255        5,668
Austin TX Combined Util. System Rev.                                  6.00%   11/15/2006 (1)          23,265       25,406
Austin TX Combined Util. System Rev.                                  7.25%   11/15/2003               5,605        5,817
Austin TX Combined Util. System Rev.                                  7.25%   11/15/2003 (ETM)           395          448
Austin TX Independent School Dist.                                    5.75%     8/1/2012               5,000        5,366
Bell County TX Health Fac. Dev. Corp. (Scott & White Hosp.)          7.625%     9/1/2003               8,340        8,599
Birdville TX Independent School Dist.                                 5.75%    2/15/2003               4,990        5,272
Corpus Christi TX GO                                                  7.50%    11/1/1998 (2)           1,865        1,871
Dallas TX Civic Center Refunding & Improvement                        4.60%    8/15/2009 (1)++        12,000       11,769
Dallas TX Civic Center Refunding & Improvement                        4.70%    8/15/2010 (1)++        11,000       10,784
Dallas TX Civic Center Refunding & Improvement                        4.80%    8/15/2011 (1)++        12,635       12,372
Dallas TX Civic Center Refunding & Improvement                        4.90%    8/15/2012 (1)++        13,240       12,957
Dallas TX Independent School Dist.                                    5.30%    8/15/2008               7,510        7,766
Dallas TX Independent School Dist.                                    5.40%    8/15/2009              10,440       10,827
Dallas TX Independent School Dist.                                    5.50%    8/15/2010              24,210       25,150
Dallas TX Independent School Dist.                                    5.60%    8/15/2003 (Prere.)      2,220        2,345
Dallas TX Independent School Dist.                                    5.60%    8/15/2004               5,780        6,079
Dallas TX Independent School Dist.                                    5.70%    8/15/2003 (Prere.)      1,230        1,305
Dallas TX Independent School Dist.                                    5.70%    8/15/2006               3,520        3,693
Gulf Coast TX Waste Disposal Auth. PCR VRDO (Amoco Project)           4.20%     5/4/1998               5,040        5,040
Harris County TX Health Fac. Dev. Corp. VRDO
   (St. Luke's Episcopal Hosp.)                                       4.25%     5/4/1998               6,300        6,300
Harris County TX Health Fac. Dev. Corp. (Memorial Hosp.)              6.00%     6/1/2008               6,080        6,607
Harris County TX Health Fac. Dev. Corp. (Memorial Hosp.)              6.00%     6/1/2010 (1)           1,500        1,648
Harris County TX Health Fac. Dev. Corp. VRDO (Methodist Hosp.)        4.25%     5/4/1998               7,900        7,900
Harris County TX IDA VRDO (Shell Oil Project)                         4.20%     5/4/1998               2,900        2,900
Harris County TX Toll Road                                            6.30%    8/15/2002 (3)(Prere.)   4,470        4,885
Harris County TX Toll Road                                            6.30%    8/15/2004 (3)             840          912
Harris County TX Toll Road VRDO                                       4.20%     5/6/1998              12,405       12,405
Houston TX GO                                                         4.80%     3/1/2009               5,820        5,809
Houston TX GO                                                         5.00%     3/1/2004               6,265        6,394
Houston TX GO                                                         5.00%     3/1/2010               7,245        7,300
Houston TX GO                                                         5.00%     3/1/2011               4,535        4,535
Houston TX GO                                                         5.10%     3/1/2006              12,200       12,424
Houston TX GO                                                         5.80%     3/1/2002               5,080        5,337
Houston TX GO                                                         7.00%     3/1/2008              48,405       56,922
Houston TX Hotel Occupancy Tax Rev.                                   5.25%     7/1/2007 (4)           6,585        6,787


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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
                                                                     COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
Houston TX Housing Finance Corp. TOB VRDO                             4.15%     5/7/1998 (4)        $  8,625   $    8,625
Houston TX Water & Sewer System Rev.                                  0.00%    12/1/2000 (2)           6,130        5,489
Houston TX Water & Sewer System Rev.                                  5.75%    12/1/2015 (1)           3,315        3,432
Houston TX Water & Sewer System Rev.                                  7.00%    12/1/2001 (2)           3,220        3,501
Houston TX Water & Sewer System Rev.                                  7.00%    12/1/2002 (2)           4,125        4,557
Houston TX Water & Sewer System Rev.                                  7.00%    12/1/2003 (2)           3,100        3,481
Lower Colorado River Auth. TX Rev.                                    5.00%     1/1/2010 (4)           6,885        6,941
North Texas Health Fac. Dev.                                          5.75%    2/15/2010 (1)           4,115        4,414
Port Arthur TX  PCR VRDO (Texaco Inc.)                                4.25%     5/4/1998               1,400        1,400
San Antonio TX Electric & Gas System Rev.                             5.25%     2/1/2009              12,225       12,734
San Antonio TX Electric & Gas System Rev.                             5.25%     2/1/2010              14,500       14,993
San Antonio TX Electric & Gas System Rev.                             5.50%     2/1/2002               1,845        1,937
San Antonio TX Electric & Gas System Rev.                             5.50%     2/1/2004               2,700        2,819
San Antonio TX Electric & Gas System Rev.                             5.60%     2/1/2014              15,000       15,651
San Antonio TX Electric & Gas System Rev.                             5.80%     2/1/2006               8,000        8,613
Tarrant County TX Health Resources                                    5.75%    2/15/2013 (1)+          7,670        8,093
Tarrant County TX Water Control & Improvement Dist.                   4.50%     3/1/2011 (3)           5,000        4,747
Texas GO                                                              6.00%    10/1/2006               6,000        6,581
Texas GO                                                              8.00%    10/1/2007              50,000       62,700
Texas Muni. Power Agency Rev.                                         6.10%     9/1/2008 (1)          12,840       14,364
Texas Muni. Power Agency Rev.                                         6.10%     9/1/2009 (1)           5,000        5,614
Texas Public Finance Auth. Building Rev.                              6.60%     2/1/2000 (1)           5,000        5,211
Texas Public Finance Auth. Building Rev.                              6.75%     2/1/2002 (1)           5,000        5,306
Texas Public Finance Auth. Building Rev.                              6.80%     2/1/2003 (1)           5,000        5,311
Texas Public Finance Auth. Rev.                                       4.80%    10/1/2009              13,325       13,373
Texas Public Finance Auth. Rev.                                       5.75%    10/1/2009               5,000        5,348
Texas Public Finance Auth. Rev.                                       5.75%    10/1/2010               8,625        9,225
Texas Public Finance Auth. Rev. GO                                    4.90%    10/1/2010              32,235       32,365
Texas TRAN                                                            4.75%    8/31/1998              34,000       34,107
Texas Turnpike Auth. Rev.                                             5.50%     1/1/2015 (3)          13,000       13,348
Texas Water Resource Finance Auth.                                    7.50%    8/15/2001               3,820        3,939
Univ. of Texas Permanent Univ. Fund                                   6.40%     7/1/2002               5,000        5,404
Univ. of Texas Refunding Finance System Rev.                          7.00%    8/15/2007              14,050       15,396
                                                                                                                ---------
                                                                                                                  703,041
                                                                                                                ---------

UTAH (0.1%)
Jordan UT School Dist.                                                5.75%    6/15/2005               4,235        4,557
Salt Lake County UT Building Rev.                                     5.90%    10/1/2006 (1)           4,000        4,303
                                                                                                                ---------
                                                                                                                    8,860
                                                                                                                ---------

VIRGINIA (0.9%)
Chesapeake Bay Bridge & Tunnel VA                                     5.40%     7/1/2005 (3)           6,090        6,396
Fairfax County VA GO                                                  5.25%     6/1/2014               7,200        7,293
Fairfax County VA GO                                                  7.25%     6/1/2000               5,805        6,174
Fairfax County VA IDA Hosp. Rev. VRDO (Fairfax Hosp. System)          4.05%     5/6/1998                 400          400
Virginia Beach VA Refunding & Public Improvement                      5.25%     8/1/2009               4,000        4,176
Virginia Beach VA Refunding & Public Improvement                      5.25%     8/1/2010               9,690       10,062
Virginia Beach VA Refunding & Public Improvement                      5.25%     8/1/2011               5,000        5,145
Virginia Beach VA Refunding & Public Improvement                      5.25%     8/1/2012               3,000        3,063
Virginia Beach VA Refunding & Public Improvement                      5.25%     8/1/2013               1,750        1,777
Virginia Public School Auth.                                          5.00%     8/1/2005               4,360        4,474
Virginia Public School Auth.                                          5.00%     8/1/2011               3,380        3,383
Virginia Public School Auth.                                          5.25%     8/1/2008               4,540        4,733
Virginia Public School Auth.                                          5.40%     6/1/2009               5,750        6,023
                                                                                                                ---------
                                                                                                                   63,099
                                                                                                                ---------

WASHINGTON (3.7%)
King County WA GO                                                     6.00%    12/1/2004               5,000        5,347
King County WA GO                                                     6.10%    12/1/2005               5,000        5,367
King County WA School Dist.                                           5.50%    12/1/2016 (3)           5,635        5,757
Port of Seattle WA GO                                                 5.50%    10/1/2017 (3)           5,290        5,403
Seattle WA GO                                                         5.60%    1/15/2009               5,020        5,292
Seattle WA Power & Light                                              5.00%     7/1/2011               5,715        5,734


-------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
INTERMEDIATE-TERM PORTFOLIO                                          COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
Seattle WA Power & Light                                              5.10%     5/1/2005            $ 10,575   $   10,920
Seattle WA Water System Rev.                                          5.00%    12/1/2003               2,000        2,054
Seattle WA Water System Rev.                                          5.10%    12/1/2004               4,000        4,135
Seattle WA Water System Rev.                                          5.20%    12/1/2005               2,320        2,403
Tacoma WA Electric System Rev.                                        5.50%     1/1/2012 (2)           5,500        5,583
Tacoma WA Electric System Rev.                                        5.70%     1/1/2003 (2)           6,845        7,211
Washington GO                                                         5.00%     7/1/2011              12,870       12,907
Washington GO                                                         5.50%     7/1/2002               5,000        5,219
Washington GO                                                         5.60%     9/1/2004               5,000        5,314
Washington GO                                                         5.75%     9/1/2007              19,950       21,690
Washington GO                                                         5.75%     9/1/2008               4,000        4,340
Washington GO                                                         5.75%     5/1/2009               5,000        5,285
Washington GO                                                         6.00%     7/1/2003               5,200        5,578
Washington GO                                                         6.00%     7/1/2004               3,115        3,371
Washington GO                                                         6.10%     6/1/2006               9,495       10,441
Washington GO                                                         6.25%     6/1/2009              11,465       12,923
Washington GO                                                         6.25%     9/1/2009              21,550       22,766
Washington GO                                                         6.25%     2/1/2011               6,680        7,527
Washington GO                                                         7.10%     9/1/1999               7,500        7,576
Washington GO                                                         7.20%     9/1/1998 (Prere.)      2,365        2,391
Washington GO VRDO                                                    4.05%     5/6/1998              45,400       45,400
Washington Health Care Fac. Auth. (Sisters of Providence)             6.00%    10/1/2002 (2)           5,105        5,419
Washington Health Care Fac. Auth. (Sisters of Providence)             6.00%    10/1/2003 (2)           5,270        5,644
Washington Health Care Fac. Auth. (Sisters of Providence)             6.00%    10/1/2004 (2)           5,515        5,952
Washington Health Care Fac. Auth. (Sisters of Providence)             6.00%    10/1/2005 (2)           4,830        5,232
Washington Health Care Fac. Auth. (Sisters of Providence)             6.00%    10/1/2006 (2)           6,055        6,575
                                                                                                                ---------
                                                                                                                  266,756
                                                                                                                ---------

WEST VIRGINIA (0.1%)
West Virginia Building Comm. Rev.                                     5.25%     7/1/2008 (1)           1,000        1,039
West Virginia School Building Auth. Rev.                              5.30%     7/1/2009 (2)           8,000        8,356
                                                                                                                ---------
                                                                                                                    9,395
                                                                                                                ---------

WISCONSIN (0.1%)
Wisconsin GO                                                          4.25%    11/1/1999               4,000        4,023
                                                                                                                ---------


WYOMING (0.1%)
Lincoln County WY PCR VRDO (Exxon Project)                            4.20%     5/4/1998               3,200        3,200
Platte County WY PCR                                                  4.60%     1/1/2002               2,430        2,446
                                                                                                                ---------
                                                                                                                    5,646
                                                                                                                ---------
-------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
   (COST $6,846,323)                                                                                            7,138,231
-------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES (0.1%)
-------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                              163,264
Liabilities                                                                                                      (154,120)
                                                                                                                ---------
                                                                                                                    9,144
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS (100%)
-------------------------------------------------------------------------------------------------------------------------
Applicable to 539,380,915 outstanding $.001 par value shares
   (authorized 1,150,000,000 shares)                                                                           $7,147,375
=========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                          $13.25
=========================================================================================================================

*See Note A in Notes to Financial Statements.
+Securities with an aggregate value of $9,474,000 have been segregated as initial margin for open futures contracts.
For key to abbreviations and other references, see page 59.

--------------------------------------------------------------------------------------------------------------------------
                                                                                                       AMOUNT          PER
                                                                                                        (000)        SHARE
--------------------------------------------------------------------------------------------------------------------------
AT APRIL 30, 1998, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------------------
Paid in Capital                                                                                   $6,876,081       $12.75
Undistributed Net Investment Income                                                                       --           --
Overdistributed Net Realized Gains                                                                   (21,719)        (.04)
Unrealized Appreciation--Note F
  Investment Securities                                                                              291,908          .54
  Futures Contracts                                                                                    1,105           --
--------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                       $7,147,375       $13.25
==========================================================================================================================


-------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
INSURED LONG-TERM PORTFOLIO                                          COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (101.7%)
-------------------------------------------------------------------------------------------------------------------------
ALABAMA (1.4%)
Birmingham AL Medical Center (Special Care Medical Center)            7.25%     7/1/2015 (1)        $  6,715   $    6,750
Medical Clinic Board of Bessemer AL (Bessemer Carraway Hosp.)         7.25%     4/1/2015 (1)           5,000        5,342
Medical Clinic Board of Montgomery AL (Jackson Hosp.)                 6.00%     3/1/2026 (2)          12,000       12,674
Mobile AL Water & Sewer Comm.                                         5.50%     1/1/2010 (3)           4,000        4,179
                                                                                                                ---------
                                                                                                                   28,945
                                                                                                                ---------

ALASKA (1.1%)
Alaska Housing Fin. Corp. Rev. VRDO                                   4.10%     5/6/1998               3,780        3,780
Anchorage AK Electric Rev.                                            8.00%    12/1/2009 (1)           2,565        3,293
Anchorage AK Electric Rev.                                            8.00%    12/1/2010 (1)           2,960        3,831
Anchorage AK Water GO                                                 7.20%     6/1/2017 (2)          11,000       11,463
                                                                                                                ---------
                                                                                                                   22,367
                                                                                                                ---------

ARIZONA (0.6%)
Maricopa County AZ (Samaritan Health Service)                         7.00%    12/1/2016 (1)           8,650       10,632
Scottsdale AZ IDA Hosp. Rev. VRDO
   (Scottsdale Memorial Health Systems)                               4.00%     5/6/1998 (2)           1,200        1,200
                                                                                                                ---------
                                                                                                                   11,832
                                                                                                                ---------

ARKANSAS (0.4%)
North Little Rock AR Electric System                                  6.50%     7/1/2010 (1)           3,500        4,033
North Little Rock AR Electric System                                  6.50%     7/1/2015 (1)           4,500        5,237
                                                                                                                ---------
                                                                                                                    9,270
                                                                                                                ---------

CALIFORNIA (12.3%)
California Health Fac. Finance Auth. (Adventist Health System)        6.75%     3/1/2011 (1)          12,000       12,875
California Health Fac. Finance Auth. (Pomona Valley Hosp.)            5.75%     7/1/2015               8,205        8,619
California Housing Finance Agency                                    8.625%     8/1/2015 (1)           2,550        2,650
Cailfornia Public Works Board (California Community College)          5.25%    12/1/2011 ++            7,550        7,710
Cailfornia Public Works Board (California State Univ.)                5.25%    10/1/2011 ++            3,530        3,604
Cailfornia Public Works Board (California State Univ.)                5.25%    10/1/2012 ++            6,305        6,379
Cailfornia Public Works Board (California State Univ.)                5.25%    10/1/2014 ++            7,045        7,045
Cailfornia Public Works Board (Univ. of California)                   5.25%    12/1/2008 ++            2,000        2,087
Fresno CA COP (City Hall Refinancing Project)                        6.375%     8/1/2010 (2)          10,500       11,124
Los Angeles CA Unified School Dist.                                  5.375%     7/1/2016 (3)           5,000        5,055
Los Angeles County CA Metro. Transp. Auth. VRDO                       3.90%     5/6/1998 (3)           1,100        1,100
Modesto CA Irrigation Dist. Finance Auth. (Woodland Project)          6.50%    10/1/2022 (2)          20,225       23,884
MSR California Public Power Agency (San Juan Project)                6.125%     7/1/2013 (2)           7,000        7,862
MSR California Public Power Agency (San Juan Project)                 6.75%     7/1/2020 (1)          13,000       15,220
Northern California Power Agency (Combustion Turbine Project)         6.00%    8/15/2010 (1)           3,500        3,580
Oakland CA Redev. Agency (Central Dist. Project)                      5.50%     2/1/2014 (2)           6,300        6,605
Oakland CA Redev. Agency (Central Dist. Project)                      6.00%     2/1/2008 (2)           5,585        6,157
Orange County CA VRDO (Irvine Coast)                                  4.10%     5/4/1998 LOC          17,100       17,100
Pittsburg CA Redev. Agency                                            5.50%     8/1/2007 (3)           3,000        3,148
Port of Oakland CA Rev.                                               5.40%    11/1/2017 (1)          25,575       25,921
Sacramento CA Muni. Util. Dist.                                       5.75%    8/15/2013 (1)          12,360       12,887
Sacramento CA Muni. Util. Dist.                                       6.50%     9/1/2013 (1)           8,895       10,353
San Jose CA Tax Redev.                                                6.00%     8/1/2010 (1)           8,105        8,997
Santa Clara CA Redev. Agency (Bayshore North Project)                 7.00%     7/1/2010 (2)           3,000        3,560
Santa Clara CA Valley Water Dist.                                     6.00%     2/1/2024 (3)           5,000        5,295
Santa Rosa CA Waste Water Rev.                                        6.00%     9/1/2015 (3)           5,000        5,526
South County CA Waste Water Auth. (Gilroy)                            5.50%     8/1/2022 (3)           8,000        8,047
South County CA Waste Water Auth. (Morgan Hill)                       5.50%     8/1/2022 (3)           7,000        7,058
Southern California Public Power Auth. (Palo Verde)                   5.00%     7/1/2015 (2)           2,605        2,543
Southern California Rapid Transit Dist.                               5.80%     9/1/2006 (2)           4,000        4,349
Southern California Rapid Transit Dist.                               5.90%     9/1/2007 (2)           3,155        3,467
Ukiah CA Electric Rev.                                                6.25%     6/1/2018 (1)           6,330        7,209
                                                                                                                ---------
                                                                                                                  257,016
                                                                                                                ---------

COLORADO (3.8%)
Colorado Health Fac. Auth. (Sisters of Charity Health System)         6.00%    5/15/2013 (1)           4,525        4,694
Denver CO Health Fac. Rev. (St. Anthony's Hosp.)                      7.70%     5/1/2007 (1)           2,800        2,932

-------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
                                                                     COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2004 (1)        $ 13,750   $   10,263
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2005 (1)          17,200       12,171
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2007 (1)          12,250        7,817
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2008 (1)          14,355        8,686
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2009 (1)          16,500        9,437
Northern Colorado Water Conservation Dist. Rev.                       6.50%    12/1/2012 (2)          20,575       23,208
                                                                                                                ---------
                                                                                                                   79,208
                                                                                                                ---------

CONNECTICUT (0.3%)
Connecticut Special Obligation Transp. Infrastructure Rev.           5.625%    10/1/2014 (3)           3,000        3,110
South Central CT Regional Water Auth. Water System Rev.               5.75%     8/1/2012 (3)           3,100        3,257
                                                                                                                ---------
                                                                                                                    6,367
                                                                                                                ---------

DELAWARE (0.9%)
Delaware Econ. Dev. Auth. (Delmarva Power & Light)                    7.30%     9/1/2015 (3)           4,000        4,263
Delaware Health Fac. Auth. (Delaware Medical Center)                  7.00%    10/1/2015 (1)           6,000        6,326
Dover DE Electric Rev.                                                5.75%     7/1/2015 (3)           5,225        5,427
Dover DE Electric Rev.                                                6.10%     7/1/2011 (3)           2,000        2,138
                                                                                                                ---------
                                                                                                                   18,154
                                                                                                                ---------

DISTRICT OF COLUMBIA (0.5%)
District of Columbia Rev. (Howard Univ.)                              5.75%    10/1/2017 (1)          10,030       10,444
                                                                                                                ---------
FLORIDA (8.0%)
Coral Springs FL Improvement Dist. Water & Sewer GO                   6.00%     6/1/2010 (1)           3,000        3,310
Dade County FL Water & Sewer Rev.                                     5.25%    10/1/2026              10,140       10,051
Dade County FL Water & Sewer Rev. VRDO                                4.00%     5/6/1998 (3)           3,000        3,000
Davie FL Water & Sewer Rev.                                          6.375%    10/1/2012 (2)           2,620        2,996
Florida Muni. Power Agency (Stanton Project)                          5.00%    10/1/2019 (1)           8,100        7,851
Orange and Orlando County FL Expressway Auth.                         8.25%     7/1/2013 (3)           9,695       12,995
Orange and Orlando County FL Expressway Auth.                         8.25%     7/1/2015 (3)           8,360       11,374
Orange and Orlando County FL Expressway Auth.                         8.25%     7/1/2016 (3)+         12,295       16,833
Orange County FL Health Auth. Hosp. (Adventist for Sunbelt Group)     6.25%   11/15/2010 (2)           4,000        4,403
Palm Beach FL Criminal Justice                                        7.20%     6/1/2014 (3)          16,300       20,148
Palm Beach FL Criminal Justice                                        7.20%     6/1/2015 (3)           4,000        4,966
St. Lucie County FL Util. System Rev.                                 6.00%    10/1/2020 (3)(ETM)      2,350        2,588
Sarasota County FL Public Hosp. (Sarasota Memorial Hosp.)             5.75%    10/1/2017 (1)          28,850       30,202
Seacoast FL Util. Auth. Water & Sewer Rev.                            5.50%     3/1/2019 (3)           2,000        2,091
Tampa FL Util. Rev.                                                   6.75%    10/1/2010 (2)           9,330       11,017
Tampa FL Util. Rev.                                                   6.75%    10/1/2011 (2)           9,965       11,784
Tampa FL Util. Rev.                                                   6.75%    10/1/2012 (2)          10,635       12,579
                                                                                                                ---------
                                                                                                                  168,188
                                                                                                                ---------

GEORGIA (2.9%)
Atlanta GA Water & Sewer Rev.                                         5.25%     1/1/2027 (3)           9,800        9,628
Burke County GA Dev. Auth. PCR VRDO (Georgia Power Co.)               4.20%     5/4/1998                 400          400
Burke County GA Dev. Auth. PCR VRDO (Oglethorpe Power)                4.00%     5/6/1998 (3)           3,000        3,000
George L. Smith II World Congress Center Auth. Rev.                   5.50%     7/1/2020 (1)++        24,740       23,933
George L. Smith II World Congress Center Auth. Rev.                   5.70%     7/1/2013 (1)++         5,000        4,988
George L. Smith II World Congress Center Auth. Rev.                   5.75%     7/1/2014 (1)++         5,000        4,983
George L. Smith II World Congress Center Auth. Rev.                   5.75%     7/1/2015 (1)++         3,680        3,654
Henry County GA School Dist. GO                                       6.45%     8/1/2011 (1)           4,000        4,611
Private Colleges & Universities Auth. of GA (Mercer Univ. Project)    6.50%    11/1/2015 (1)           5,000        5,836
                                                                                                                ---------
                                                                                                                   61,033
                                                                                                                ---------

HAWAII (1.4%)
Hawaii Airport System Rev.                                            6.35%     7/1/2007 (1)           8,000        8,779
Hawaii Highway Rev.                                                   5.25%     7/1/2011               1,650        1,669
Hawaii Highway Rev.                                                   5.25%     7/1/2012               1,500        1,506
Hawaii Highway Rev.                                                   5.25%     7/1/2016               2,550        2,520
Honolulu HI City & County GO                                          8.00%    10/1/2010              11,000       14,180
                                                                                                                ---------
                                                                                                                   28,654
                                                                                                                ---------

ILLINOIS (5.1%)
Chicago IL Board of Educ. GO                                          6.25%     1/1/2011 (1)           7,000        7,834
Chicago IL Public Building Comm.                                      7.00%     1/1/2020 (1)(ETM)     21,500       26,720

-------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
INSURED LONG-TERM PORTFOLIO                                          COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
Chicago IL Waste Water Transmission Rev.                              6.50%     1/1/2008 (3)        $  1,315   $    1,495
Cook County IL GO                                                     7.25%    11/1/2007 (1)           6,000        7,164
Illinois Dev. Finance Auth. PCR                                       4.40%    12/1/2006 (2)          15,000       14,614
Illinois Dev. Finance Auth. PCR (Illinois Power Co. Project)          7.40%    12/1/2024 (1)          14,000       16,110
Illinois Regional Transit Auth. GO (Cook, DuPage, and Kane Counties)  7.20%    11/1/2020 (2)          24,000       30,204
Will County IL Community Unit School Dist. (Romeoville)               7.10%    12/1/2009 (2)           1,250        1,506
Will County IL Community Unit School Dist. (Romeoville)               7.10%    12/1/2010 (2)           1,115        1,349
                                                                                                                ---------
                                                                                                                  106,996
                                                                                                                ---------

INDIANA (1.0%)
Indiana Muni. Power Agency                                           6.125%     1/1/2013 (1)          13,250       14,815
Merrillville IN School Building Corp.                                 6.65%     7/1/2006 (1)           5,500        6,232
                                                                                                                ---------
                                                                                                                   21,047
                                                                                                                ---------

KANSAS (0.6%)
Kansas Health System Dev. Auth. (St. Luke Mission)                   5.375%   11/15/2016 (1)           9,300        9,341
Kansas Health System Dev. Auth. (St. Luke Mission)                   5.375%   11/15/2021 (1)           3,000        2,982
                                                                                                                ---------
                                                                                                                   12,323
                                                                                                                ---------

KENTUCKY (1.9%)
Jefferson County KY Health System Rev. (Jewish Hosp.)                 5.75%     1/1/2026 (2)          11,000       11,408
Kentucky Dev. Finance Auth. Hosp. Fac. Rev.
   (St. Elizabeth's Medical Center)                                   6.00%    11/1/2010 (3)          23,885       25,003
Kentucky Econ. Dev. Finance Auth. Hosp. Rev. VRDO
   (Baptist Healthcare Systems)                                       4.10%     5/6/1998 LOC           3,600        3,600
                                                                                                                ---------
                                                                                                                   40,011
                                                                                                                ---------

LOUISIANA (2.6%)
East Baton Rouge Parish LA PCR VRDO (Exxon Project)                   4.20%     5/4/1998                 700          700
Jefferson Parish LA Sales Tax Rev.                                    6.75%    12/1/2006 (3)           8,500        9,318
New Orleans LA Capital Appreciation                                   0.00%     9/1/2013 (2)           9,000        4,077
New Orleans LA GO                                                     0.00%     9/1/2010 (2)           8,500        4,633
New Orleans LA GO                                                     0.00%     9/1/2011 (2)          10,475        5,365
New Orleans LA GO                                                     6.00%     9/1/2021 (2)          22,250       23,132
Ouachita Parish LA Hosp. Service (Glenwood Medical Center)            5.70%    5/15/2016 (4)           4,900        5,097
Ouachita Parish LA Hosp. Service (Glenwood Medical Center)            5.75%    5/15/2021 (4)           3,200        3,338
                                                                                                                ---------
                                                                                                                   55,660
                                                                                                                ---------

MAINE (0.8%)
Maine Health & Higher Educ. Fac. Auth.
   (Eastern Maine Medical Center)                                    6.375%    10/1/2021 (3)           8,000        8,568
Maine Turnpike Rev.                                                   6.00%     7/1/2018 (1)           7,000        7,426
                                                                                                                ---------
                                                                                                                   15,994
                                                                                                                ---------

MARYLAND (0.7%)
Maryland Health & Educ. Fac. Auth.
   (Univ. of Maryland Medical System)                                 7.00%     7/1/2022 (3)          12,025       14,925
                                                                                                                ---------

MASSACHUSETTS (5.8%)
Boston MA GO                                                          6.50%     7/1/2012 (2)           4,750        5,218
Boston MA Water & Sewer Comm.                                         7.25%    11/1/2006 (5)           2,500        2,541
Lawrence MA GO                                                        4.75%    2/15/2014 (2)           1,500        1,412
Massachusetts Consolidated Loan GO                                    7.00%     7/1/2009 (3)          32,250       38,543
Massachusetts Health & Educ. Fac. Auth. (Boston College)              6.75%     7/1/2011 (3)           6,595        7,133
Massachusetts Health & Educ. Fac. Auth. (Falmouth Hosp.)              5.50%     7/1/2008 (1)           1,425        1,484
Massachusetts Health & Educ. Fac. Auth. (Lahey Clinic)                7.85%     7/1/2003 (1)           3,360        3,874
Massachusetts Health & Educ. Fac. Auth.
   (Massachusetts General Hosp.)                                      6.25%     7/1/2012 (2)          19,650       22,012
Massachusetts Housing Finance Agency Rev.                             5.95%    10/1/2008 (2)          27,485       29,094
Massachusetts Turnpike Auth. BAN                                      5.00%     6/1/1999               2,340        2,366
Massachusetts Turnpike Auth. BAN                                      5.00%     6/1/1999 (ETM)         8,660        8,769
                                                                                                                ---------
                                                                                                                  122,446
                                                                                                                ---------

MICHIGAN (4.3%)
Detroit MI Sewer System Rev.                                          5.45%     7/1/2007 (3)           6,850        7,292
Michigan Hosp. Fin. Auth. Rev. (Mercy Health)                        5.375%    8/15/2026 (2)           5,000        4,953
Michigan Strategic Fund (Detroit Edison)                              7.00%    7/15/2008 (1)          18,375       21,703


-------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
                                                                     COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
Michigan Trunk Line Rev.                                             5.625%    11/1/2026 (3)        $ 10,000   $   10,227
Monroe County MI Econ. Dev. Corp. (Detroit Edison)                    6.95%     9/1/2022 (3)          25,000       30,803
St. Clair MI Econ. Dev. Corp. PCR (Detroit Edison)                    6.40%     8/1/2024 (2)           8,000        8,829
Univ. of Michigan Rev. VRDO (Medical Service Plan)                    4.25%     5/4/1998               6,700        6,700
                                                                                                                ---------
                                                                                                                   90,507
                                                                                                                ---------

MINNESOTA (0.5%)
Southern Minnesota Muni. Power Agency Supply System Rev.              5.50%     1/1/2015 (2)           6,120        6,215
Southern Minnesota Muni. Power Agency Supply System Rev.              5.50%     1/1/2015 (2)(Prere.)   3,880        4,037
                                                                                                                ---------
                                                                                                                   10,252
                                                                                                                ---------

MISSISSIPPI (0.1%)
Jackson County MS Port Fac. Rev. VRDO (Chevron USA Inc. Project)      4.20%     5/4/1998               2,300        2,300
                                                                                                                ---------

MISSOURI (0.4%)
Missouri Health & Educ. Fac. Auth. (Lester Cox Medical Center)        5.25%     6/1/2015 (1)           5,000        5,096
Missouri Health & Educ. Fac. Auth. VRDO (Washington Univ.)            4.30%     5/4/1998               3,800        3,800
                                                                                                                ---------
                                                                                                                    8,896
                                                                                                                ---------

NEVADA (0.3%)
Clark County NV GO                                                    6.50%     6/1/2017 (2)           5,000        5,804
                                                                                                                ---------

NEW HAMPSHIRE (0.4%)
New Hampshire Higher Educ. (Hitchcock Clinic)                         6.00%     7/1/2015 (1)           7,560        7,968
                                                                                                                ---------

NEW JERSEY (4.6%)
Atlantic County NJ Public Fac. COP                                    7.40%     3/1/2012 (3)           4,335        5,375
Hoboken-Union City-Weehawken NJ Sewage Auth.                          6.25%     8/1/2014 (1)          10,185       11,577
Hoboken-Union City-Weehawken NJ Sewage Auth.                          6.25%     8/1/2015 (1)          10,820       12,316
New Jersey Health Care Fac. Finance Auth.
   (St. Clares-Riverside Medical Center)                              5.75%     7/1/2014 (1)           3,000        3,141
New Jersey Sports & Exposition Auth.                                  6.50%     3/1/2013 (1)          18,795       21,765
New Jersey Turnpike Auth.                                             6.50%     1/1/2013 (1)          30,000       34,602
New Jersey Turnpike Auth.                                             6.50%     1/1/2016 (1)           5,000        5,799
New Jersey Turnpike Auth. VRDO                                        4.00%     5/6/1998 (3) LOC       1,500        1,500
                                                                                                                ---------
                                                                                                                   96,075
                                                                                                                ---------

NEW MEXICO (0.9%)
Albuquerque NM Hosp. System (Presbyterian Health)                    6.375%     8/1/2007 (1)           4,000        4,353
Farmington NM Util. Systems Rev.                                      5.75%    5/15/2013 (3)           3,000        3,148
Santa Fe NM Rev.                                                      6.30%     6/1/2024 (2)           5,000        5,491
Univ. of New Mexico Rev.                                             5.375%     6/1/2026 (1)           5,000        5,005
                                                                                                                ---------
                                                                                                                   17,997
                                                                                                                ---------

NEW YORK (3.8%)
Metro. NY Transp. Auth.                                               6.00%     4/1/2020 (1)          18,000       19,970
Nassau County NY Combined Sewer Dist.                                 6.60%    7/15/1998 (Prere.)        475          487
New York City NY GO VRDO                                              4.00%     5/6/1998 LOC           6,800        6,800
New York City NY GO VRDO                                              4.10%     5/4/1998 LOC           4,800        4,800
New York City NY GO VRDO                                              4.20%     5/4/1998 LOC           3,830        3,830
New York City NY Muni. Water & Sewer System Rev.                      7.00%    6/15/2009 (2)           1,845        2,005
New York City NY Muni. Water Finance Auth. Water &
   Sewer System Rev. VRDO                                             4.20%     5/4/1998 (3)           5,000        5,000
New York State Medical Care Fac. Finance Agency
   (Mental Health Improvement)                                        6.00%    8/15/2015 (1)           5,000        5,293
New York State Thruway Auth. (Highway & Bridge Trust Fund)            6.00%     4/1/2007 (2)          16,480       18,000
Suffolk County NY Water Auth.                                         5.75%     6/1/2013 (2)           7,345        7,721
Triborough Bridge & Tunnel Auth. of NY Rev.                           6.00%     1/1/2014               4,500        4,684
Triborough Bridge & Tunnel Auth. of NY Rev.                           6.00%     1/1/2015 (2)           1,275        1,329
                                                                                                                ---------
                                                                                                                   79,919
                                                                                                                ---------

NORTH CAROLINA (1.1%)
North Carolina Higher Educ. VRDO (Duke Univ.)                         4.05%     5/7/1998               1,940        1,940
North Carolina Medical Care Rev. (Wake County Hosp.)                  5.25%    10/1/2017 (1)          14,250       14,129
North Carolina Muni. Power Agency (Catawba Electric)                  6.00%     1/1/2010 (1)           6,750        7,441
                                                                                                                ---------
                                                                                                                   23,510
                                                                                                                ---------


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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
INSURED LONG-TERM PORTFOLIO                                          COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA (1.0%)
Bismarck ND Medical Center                                            7.50%     5/1/2013 (5)        $ 10,000    $  10,513
Mercer County ND PCR (Basin Electric Power)                           6.05%     1/1/2019 (2)          10,000       10,622
                                                                                                                ---------
                                                                                                                   21,135
                                                                                                                ---------

OHIO (6.1%)
Clermont County OH Hosp. Rev. VRDO (Mercy Health System)              4.10%     5/6/1998               3,700        3,700
Cleveland OH Airport System Rev.                                      0.00%     1/1/2006 (1)           3,475        2,421
Cleveland OH Public Power System Rev.                                 7.00%   11/15/2016 (1)           5,000        5,700
Cleveland OH School Dist. Board of Educ. GO                          5.875%    12/1/2011 (3)           4,720        5,016
Cleveland OH Water Works Rev.                                         6.25%     1/1/2015 (2)           2,500        2,680
Cuyahoga County OH Hosp. Refunding and Improvement
   (Univ. Hosp.)                                                     5.625%    1/15/2021 (1)          11,480       11,707
Cuyahoga County OH Hosp. Rev. VRDO
   (Cleveland Clinic Foundation)                                      4.15%     5/6/1998 LOC             300          300
Cuyahoga County OH Hosp. Rev. VRDO
   (Cleveland Clinic Foundation)                                      4.15%     5/6/1998                 400          400
Franklin County OH Convention Center Rev.                             0.00%    12/1/2006 (1)           4,355        2,905
Greater Cleveland OH Regional Transp. Auth. GO                        5.65%    12/1/2016 (3)           5,000        5,222
Northeast Ohio Regional Sewer Dist. Waste
   Water Improvement Rev.                                             6.50%   11/15/2001 (2)(Prere.)   5,750        6,223
Ohio Air Quality Dev. Auth. PCR (Ohio Edison Project)                 7.10%     6/1/2018 (3)           6,500        6,951
Ohio Air Quality Dev. Auth. PCR (Ohio Edison Project)                 7.45%     3/1/2016 (3)           9,500       10,163
Ohio Air Quality Dev. Auth. VRDO (Cincinnati Gas & Electric)          4.30%     5/4/1998 LOC           1,400        1,400
Ohio GO                                                              7.625%     8/1/2009               4,345        5,445
Ohio Water Dev Auth. PCR Water Control Loan Fund Rev.                5.125%     6/1/2019 (1)++        40,750       39,698
Ohio Water Dev Auth. PCR Water Control Loan Fund Rev.                 5.50%    12/1/2010 (1)++         3,575        3,774
Ohio Water Dev Auth. PCR Water Control Loan Fund Rev.                 5.50%     6/1/2012 (1)++         3,175        3,302
Ohio Water Dev Auth. PCR Water Control Loan Fund Rev.                 5.50%     6/1/2013 (1)++         3,420        3,538
Ohio Water Dev Auth. PCR Water Control Loan Fund Rev.                 5.50%     6/1/2014 (1)++         7,475        7,701
                                                                                                                ---------
                                                                                                                  128,246
                                                                                                                ---------

OKLAHOMA (0.3%)
Grand River Dam Auth. OK                                              5.75%     6/1/2006 (4)           5,800        6,254
                                                                                                                ---------

OREGON (1.5%)
Oregon Health, Housing, Educ. & Cultural Fac.
   (Lewis & Clark College)                                            6.00%    10/1/2013 (1)           2,250        2,413
Oregon Health Sciences Univ. Rev.                                     5.25%     7/1/2025 (1)           8,000        7,852
Oregon Veteran Welfare Program VRDO                                   4.15%     5/6/1998 LOC           6,700        6,700
Portland OR Sewer Rev. GO                                             5.50%     6/1/2017 (1)          15,000       15,343
                                                                                                                ---------
                                                                                                                   32,308
                                                                                                                ---------

PENNSYLVANIA (8.0%)
Allegheny County PA Hosp. Auth. (Presbyterian Hosp.)                 7.125%     7/1/1999 (1)(Prere.)  12,500       13,200
Allegheny County PA Sanitary Auth.                                    5.50%    12/1/2016 (3)          10,000       10,132
Allegheny County PA Sanitary Auth.                                    6.00%    12/1/2019 (1)          20,000       21,324
Armstrong County PA Hosp. Auth. Rev.                                  6.25%     6/1/2013 (2)          18,400       19,717
Lehigh County PA General Purpose Auth. (Lehigh Valley Hosp.)          6.50%     7/1/2010 (1)           6,655        7,311
Pennsylvania Convention Center Auth. Rev.                             6.00%     9/1/2019 (3)(ETM)     10,000       10,944
Pennsylvania Convention Center Auth. Rev.                             6.70%     9/1/2016 (3)(ETM)      9,970       11,652
Pennsylvania Higher Educ. Fac. Health Services Rev.
   (Allegheny/Delaware Valley)                                       5.875%   11/15/2016 (1)          20,000       21,084
Pennsylvania Turnpike Comm. Rev.                                      6.00%     6/1/2015 (1)           1,000        1,057
Philadelphia PA Gas Works Rev.                                        6.00%    5/15/2012 (2)           3,000        3,140
Philadelphia PA Water & Waste Water Rev.                              7.00%    6/15/2010 (3)          15,000       17,899
Philadelphia PA Water & Waste Water Rev.                              7.00%    6/15/2011 (3)          16,500       19,753
Pittsburgh PA Water & Sewer System Rev.                               7.25%     9/1/2014 (3)(ETM)      5,000        6,062
Sharon PA Regional Health System Auth. Rev.                           5.00%    12/1/2028 (1)           5,420        5,043
                                                                                                                ---------
                                                                                                                  168,318
                                                                                                                ---------

-------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
                                                                     COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
PUERTO RICO (0.7%)
Puerto Rico Highway and Transp. Rev.                                  6.00%     7/1/2018 (4)        $ 10,850   $   12,027
Puerto Rico Public Building Auth.                                     0.00%     7/1/2001 (3)           4,150        3,634
                                                                                                                ---------
                                                                                                                   15,661
                                                                                                                ---------

RHODE ISLAND (0.3%)
Rhode Island Depositors Econ. Protection Corp.                        5.80%     8/1/2012 (1)           2,000        2,181
Rhode Island Public Building Auth.                                    6.00%     2/1/2011 (2)           3,805        3,951
                                                                                                                ---------
                                                                                                                    6,132
                                                                                                                ---------

SOUTH CAROLINA (3.9%)
Berkeley SC PCR VRDO (Amoco Chemical Co.)                             4.20%     5/4/1998               2,900        2,900
Piedmont SC Muni. Power Agency Rev.                                   5.00%     1/1/2018 (3)          23,585       22,781
Piedmont SC Muni. Power Agency Rev.                                   6.75%     1/1/2019 (3)          10,600       12,670
Piedmont SC Muni. Power Agency Rev.                                   6.75%     1/1/2020 (3)          23,515       28,228
Public Service Auth. Rev. of South Carolina                           6.25%     1/1/2022 (2)          13,000       14,202
                                                                                                                ---------
                                                                                                                   80,781
                                                                                                                ---------

SOUTH DAKOTA (0.7%)
South Dakota Health & Educ. Fac. Auth. Rev. (McKennan Hosp.)         7.625%     1/1/2008 (1)          10,065       12,235
South Dakota Health & Educ. Fac. Auth. Rev. (McKennan Hosp.)         7.625%     7/1/2014 (1)           1,435        1,515
                                                                                                                ---------
                                                                                                                   13,750
                                                                                                                ---------

TENNESSEE (1.2%)
Health, Educ. & Housing Fac. of Tennessee
   (Methodist Health System)                                          5.00%     4/1/2018 (1)           7,000        6,735
Health, Educ. & Housing Fac. of Tennessee
   (Methodist Health System)                                          5.50%     8/1/2012 (1)           2,500        2,571
Knox County TN Health, Educ. & Housing Fac.
   (Fort Sanders Hosp.)                                               8.00%     1/1/2008 (1)             210          216
Nashville and Davidson County TN Health and Educ. Fac.
   (Meharry Medical College)                                          6.00%    12/1/2012 (2)           3,405        3,777
Tennessee Housing Dev. Agency                                        7.125%     7/1/2017 (1)           2,665        2,794
Tennessee School Board Auth. Higher Educ. Fac.                        5.50%     5/1/2022 (4)           9,500        9,641
                                                                                                                ---------
                                                                                                                   25,734
                                                                                                                ---------

TEXAS (6.0%)
Austin TX Combined Util. System Rev.                                  5.75%   11/15/2016 (2)          10,000       10,248
Colorado River Muni. Water Dist. of Texas Rev.                        6.00%     1/1/2016 (2)           6,000        6,271
Corpus Christi TX Util. System Rev.                                   7.00%    7/15/2010 (3)           7,500        8,045
Gulf Coast TX Waste Disposal Auth. PCR VRDO (Exxon Project)           4.20%     5/4/1998               1,500        1,500
Harris County TX Toll Road VRDO                                       4.20%     5/6/1998               2,000        2,000
Houston TX Water & Sewer System Rev.                                  7.00%    12/1/2020 (1)          12,280       13,358
Houston TX Water Conveyance System                                    6.25%   12/15/2012 (2)           8,340        9,430
Houston TX Water Conveyance System                                    6.80%   12/15/2010 (2)           5,490        6,496
Houston TX Water Conveyance System                                    6.80%   12/15/2011 (2)           8,910       10,566
Houston TX Water Conveyance System                                    7.50%   12/15/2012 (2)           1,000        1,257
Houston TX Water Conveyance System                                    7.50%   12/15/2013 (2)           1,100        1,394
Lower Colorado River Auth. of Texas Rev.                             5.625%     1/1/2015 (4)(Prere.)   3,055        3,262
North Central TX Health Fac. Dev. Corp. VRDO
   (Presbyterian Medical Center)                                      4.25%     5/4/1998 (1)             200          200
Northeast Hosp. Auth. (Northeast Medical Center)                     5.625%    5/15/2017 (4)           7,425        7,643
Northeast Hosp. Auth. (Northeast Medical Center)                     5.625%    5/15/2022 (4)           7,110        7,253
Northeast Hosp. Auth. (Northeast Medical Center)                      6.00%    5/15/2009 (4)           3,945        4,324
Northeast Hosp. Auth. (Northeast Medical Center)                      6.00%    5/15/2010 (4)           2,000        2,196
Northeast Hosp. Auth. (Northeast Medical Center)                      6.25%    5/15/2011 (4)           1,400        1,569
Northeast Hosp. Auth. (Northeast Medical Center)                      6.25%    5/15/2012 (4)           1,000        1,122
San Antonio TX Electric & Gas System Rev.                             0.00%     2/1/2006 (3)          18,000       12,443
San Antonio TX Electric & Gas System Rev.                             0.00%     2/1/2007 (3)          15,000        9,844
Texas Turnpike Auth. of Dallas North Toll (Addison Project)           6.60%     1/1/2023 (3)           4,500        5,109
                                                                                                                ---------
                                                                                                                  125,530
                                                                                                                ---------


-------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
INSURED LONG-TERM PORTFOLIO                                          COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
VIRGINIA (0.7%)
Henry County VA Public Service Auth.                                  6.25%   11/15/2019 (3)        $  1,500   $    1,595
Norfolk VA Water Dev.                                                 5.90%    11/1/2025 (1)          12,150       12,781
                                                                                                                ---------
                                                                                                                   14,376
                                                                                                                ---------

WASHINGTON (1.3%)
Snohomish County WA Mukilteo School Dist.                             5.60%    12/1/2008 (3)           6,960        7,489
Snohomish County WA Mukilteo School Dist.                             5.65%    12/1/2009 (3)           9,160        9,913
Snohomish County WA Mukilteo School Dist.                             5.65%    12/1/2010 (3)           3,950        4,268
Snohomish County WA Mukilteo School Dist.                             5.70%    12/1/2011 (3)           5,000        5,409
                                                                                                                ---------
                                                                                                                   27,079
                                                                                                                ---------

WEST VIRGINIA (1.3%)
West Virginia Hosp. Finance Auth. (Charleston Medical Center)         5.75%     9/1/2013 (1)           8,000        8,437
West Virginia State Building Comm. Rev. (Jail & Correction Fac.)      7.00%     7/1/2011 (1)           7,325        8,812
West Virginia State Building Comm. Rev. (Jail & Correction Fac.)      7.00%     7/1/2012 (1)           7,840        9,444
                                                                                                                ---------
                                                                                                                   26,693
                                                                                                                ---------

WISCONSIN (0.2%)
Wisconsin Health & Educ. (St. Luke's Medical Center)                  7.10%    8/15/2011 (1)           4,000        4,411
                                                                                                                ---------
-------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
   (COST $1,943,755)                                                                                            2,130,516
-------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES (-1.7%)
-------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                               35,967
Payables for Investment Securities Purchased                                                                      (64,624)
Other Liabilities                                                                                                  (8,099)
                                                                                                                ---------
                                                                                                                  (36,756)
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS (100%)
-------------------------------------------------------------------------------------------------------------------------
Applicable to 168,706,103 outstanding $.001 par value shares
   (authorized 350,000,000 shares)                                                                             $2,093,760
=========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                          $12.41
=========================================================================================================================

*See Note A in Notes to Financial Statements.
+Securities with a value of $6,846,000 have been segregated as initial margin for open futures contracts.
For key to abbreviations and other references, see page 59.

-------------------------------------------------------------------------------------------------------------------------
AT APRIL 30, 1998, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       AMOUNT         PER
                                                                                                        (000)       SHARE
-------------------------------------------------------------------------------------------------------------------------
Paid in Capital                                                                                   $1,941,520       $11.51
Undistributed Net Investment Income                                                                       --           --
Overdistributed Net Realized Gains                                                                   (34,887)        (.21)
Unrealized Appreciation--Note F
  Investment Securities                                                                              186,761         1.11
  Futures Contracts                                                                                      366           --
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                        $2,093,760       $12.41
=========================================================================================================================


-------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
LONG-TERM PORTFOLIO                                                  COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.9%)
-------------------------------------------------------------------------------------------------------------------------
ALASKA (0.3 %)
Valdez AK Marine Terminal VRDO (Exxon Pipeline Project)               4.20%     5/4/1998            $  4,300   $    4,300
                                                                                                                ---------

ARIZONA (0.7%)
Scottsdale AZ IDA (Memorial Hosp.)                                    6.00%     9/1/2012 (2)           4,000        4,254
Scottsdale AZ IDA (Memorial Hosp.)                                   6.125%     9/1/2017 (2)           4,700        4,982
                                                                                                                ---------
                                                                                                                    9,236
                                                                                                                ---------

CALIFORNIA (11.5%)
Anaheim CA Public Finance Auth.                                       6.00%     9/1/2013 (4)           7,000        7,775
Anaheim CA Public Finance Auth.                                       6.00%     9/1/2014 (4)           2,500        2,771
California GO                                                         6.25%     9/1/2012               5,000        5,650
California Housing Finance Auth. VRDO (Catholic Healthcare West)      3.85%     5/6/1998 (1)           1,900        1,900
California PCR VRDO (Pacific Gas & Electric)                          4.05%     5/4/1998 LOC             400          400
California PCR VRDO (Pacific Gas & Electric)                          4.10%     5/4/1998               4,500        4,500
California Public Works Rev. (Community College Project)             5.625%     3/1/2016 (2)          11,370       11,817
California Public Works Rev. (Dept. of Corrections)                  5.625%    11/1/2016 (1)          16,675       17,366
California State Dept. of Water (Central Valley Project)              4.75%    12/1/2025               3,120        2,843
Culver City CA Redev. Finance Auth.                                   4.60%    11/1/2020 (2)           6,740        6,042
Fresno CA Sewer Rev.                                                  6.25%     9/1/2010 (2)           6,395        7,250
Irvine CA Assessment Dist. VRDO                                       4.10%     5/4/1998 LOC           1,500        1,500
Irvine CA Ranch Water Dist. VRDO                                      4.05%     5/4/1998               2,700        2,700
Los Angeles County CA COP (Capital Fac. Project)                      6.50%     3/1/2010              21,815       23,157
Los Angeles County CA Public Works Rev.                               5.50%    10/1/2011               5,000        5,224
Los Angeles County CA Public Works Rev.                               5.50%    10/1/2012               6,750        6,993
San Bernardino CA COP (Capital Fac. Project)                         6.875%     8/1/2024 (ETM)        18,000       22,633
San Bernardino CA Medical Center COP                                  5.50%     8/1/2019 (1)          11,400       11,512
San Bernardino CA Medical Center COP                                  5.50%     8/1/2024 (1)          14,295       14,435
                                                                                                                ---------
                                                                                                                  156,468
                                                                                                                ---------

COLORADO (1.1%)
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2016 (1)          10,185        3,807
E-470 Public Highway Auth. CO Rev.                                    5.00%     9/1/2015 (1)          11,645       11,380
                                                                                                                ---------
                                                                                                                   15,187
                                                                                                                ---------

DISTRICT OF COLUMBIA (1.6%)
District of Columbia GO                                               5.40%     6/1/2012 (2)           5,000        5,047
District of Columbia GO                                               6.00%     6/1/2011 (1)           8,990        9,791
District of Columbia GO                                               6.75%     6/1/2005 (2)           6,140        6,540
                                                                                                                ---------
                                                                                                                   21,378
                                                                                                                ---------

FLORIDA (4.2%)
Dade County FL IDA Rev. VRDO (Florida Power & Light)                  4.20%     5/4/1998               2,100        2,100
Florida State Turnpike Auth. Rev.                                     5.00%     7/1/2019              10,320        9,915
Hillsborough County FL Rev.                                           5.00%     7/1/2022 (2)           7,575        7,287
Orange County FL School Master Lease COP                             5.375%     8/1/2017 (1)           5,000        5,045
Orange County FL School Master Lease COP                             5.375%     8/1/2022 (1)          20,285       20,307
Sunrise FL Utilities System Rev.                                      5.50%    10/1/2018 (2)          12,000       12,588
                                                                                                                ---------
                                                                                                                   57,242
                                                                                                                ---------

GEORGIA (2.1%)
College Park GA IDA GO (Civic Center)                                 7.00%     9/1/2010              11,500       13,470
Georgia Muni. Gas Auth. VRDO                                          3.95%     5/6/1998               1,500        1,500
Metro. Atlanta GA Rapid Transit Auth. Rev.                            6.25%     7/1/2018              12,170       13,787
                                                                                                                ---------
                                                                                                                   28,757
                                                                                                                ---------


ILLINOIS (4.4%)
Chicago IL Metro. Water Capital Improvement Rev.                      7.00%     1/1/2011              20,000       23,740
Chicago IL Public Building Comm.                                      7.00%     1/1/2020 (1)(ETM)      6,000        7,457
Chicago IL Skyway Toll Bridge Rev.                                    6.50%     1/1/2010               7,750        8,613
Illinois Dev. Finance Auth. PCR (Illinois Power Co. Project)          7.40%    12/1/2024 (1)           8,150        9,378
Illinois Metro. Pier & Exposition Auth. Rev.                          6.75%     6/1/2010 (1)           6,000        7,051
Illinois Toll Highway Auth. Rev. VRDO                                 4.00%     5/6/1998 (1)           3,260        3,260
                                                                                                                ---------
                                                                                                                   59,499
                                                                                                                ---------


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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
LONG-TERM PORTFOLIO                                                  COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
INDIANA (2.7%)
Hammond County IN PCR VRDO (Amoco Oil Co. Project)                    4.20%     5/4/1998            $  1,885   $    1,885
Indiana Health Fac. Finance Auth. Rev. (Ancilla System, Inc.)         5.75%     7/1/2015 (1)           4,470        4,591
Indiana Educ. Fac. Auth. (Univ. of Notre Dame du Lac Project)         5.25%     3/1/2022              10,530       10,501
Indiana State Office Building Comm. Rev.                              6.90%     7/1/2011              16,875       20,084
                                                                                                                ---------
                                                                                                                   37,061
                                                                                                                ---------

LOUISIANA (2.0%)
De Soto Parish LA PCR (Southwestern Electric Power Co.)               7.60%     1/1/2019              24,300       27,599
                                                                                                                ---------

MASSACHUSETTS (7.9%)
Massachusetts Bay Transp. Auth.                                       7.00%     3/1/2021              15,000       18,421
Massachusetts GO                                                      5.75%     5/1/2012               7,500        8,006
Massachusetts GO                                                      6.00%     6/1/2011               3,500        3,678
Massachusetts GO                                                      6.50%     8/1/2011               2,345        2,523
Massachusetts Housing Finance Agency                                 6.125%   11/15/2008               3,500        3,677
Massachusetts Turnpike Auth. BAN                                      5.00%     6/1/1999               1,490        1,506
Massachusetts Turnpike Auth. BAN                                      5.00%     6/1/1999 (ETM)         5,510        5,580
Massachusetts Turnpike Auth. Rev.
   (Metropolitan Highway Systems)                                    5.125%     1/1/2023 (1)          17,000       16,411
Massachusetts Water Resources Auth. Rev.                              5.50%    11/1/2016 (3)           5,000        5,136
Massachusetts Water Resources Auth. Rev.                              5.50%    7/15/2022               5,000        5,222
Massachusetts Water Resources Auth. Rev.                              6.50%    7/15/2019 +            32,000       37,304
                                                                                                                ---------
                                                                                                                  107,464
                                                                                                                ---------

MICHIGAN (2.1%)
Detroit MI GO                                                        6.375%     4/1/2007              10,500       11,416
Grand Rapids MI Tax Increment Rev. (Downtown Project)                6.875%     6/1/2024 (1)           7,500        8,446
Michigan State Hosp. Fin. Auth. Rev.
   (Genesys Regional Medical Center)                                  5.50%    10/1/2018               3,500        3,416
Michigan State Hosp. Fin. Auth. Rev.
   (Genesys Regional Medical Center)                                  5.50%    10/1/2027               5,000        4,879
Regents of Univ. of Michigan Hosp. Rev. VRDO                          4.25%     5/4/1998                 900          900
                                                                                                                ---------
                                                                                                                   29,057
                                                                                                                ---------

MISSISSIPPI (0.8%)
Claiborne County MS PCR (Middle South Energy)                        9.875%    12/1/2014              10,000       10,571
                                                                                                                ---------

MISSOURI (0.2 %)
Missouri State Health & Educ. Fac. Auth. VRDO
   (Washington Univ.)                                                 4.30%     5/4/1998               3,150        3,150
                                                                                                                ---------

NEVADA (3.3%)
Clark County NV Building Auth.                                        5.25%    6/15/2016 (3)           7,000        6,991
Clark County NV Passenger Fac. Rev.                                  5.375%     7/1/2014 (1)          14,780       14,970
Humboldt County NV PCR (Idaho Power Co.)                              8.30%    12/1/2014               9,100       10,818
Nevada GO                                                             5.25%    9/15/2027              12,760       12,479
                                                                                                                ---------
                                                                                                                   45,258
                                                                                                                ---------

NEW JERSEY (2.9%)
New Jersey Health Care Fac. Auth. Rev.
   (Atlantic City Medical Center)                                     6.80%     7/1/2005               3,500        3,857
New Jersey Sports & Exposition Auth. Rev.                             6.50%     3/1/2013              10,000       11,592
New Jersey Sports & Exposition Auth. Rev.                             6.50%     3/1/2019              20,000       21,738
New Jersey Turnpike Auth. Rev. VRDO                                   4.00%     5/6/1998 (3) LOC       1,700        1,700
                                                                                                                ---------
                                                                                                                   38,887
                                                                                                                ---------


NEW YORK (13.9%)
Babylon NY Waste Water Fac. GO                                        9.00%     8/1/2008 (3)           4,900        6,522
Babylon NY Waste Water Fac. GO                                        9.00%     8/1/2009 (3)           2,800        3,784
Babylon NY Waste Water Fac. GO                                        9.00%     8/1/2010 (3)           4,900        6,701
Metro. NY Transit Auth. Dedicated Petroleum Tax                       5.25%     4/1/2026 (1)           4,675        4,607
Metro. NY Transit Auth. Dedicated Petroleum Tax                       6.00%     4/1/2020 (1)          13,665       15,161


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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
                                                                     COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
Metro. NY Transit Auth. Rev.                                          5.70%     7/1/2017 (1)        $  8,320   $    8,628
Metro. NY Transit Auth. Rev.                                         6.375%     7/1/2018 (1)           7,500        8,369
New York City NY GO VRDO                                              4.00%     5/6/1998 LOC             400          400
New York City NY GO                                                   5.75%    2/15/2007               5,000        5,264
New York City NY GO                                                   5.80%     8/1/2008               5,730        6,094
New York City NY GO                                                   5.90%     8/1/2009               6,125        6,533
New York City NY GO                                                  6.375%     8/1/2004               5,000        5,373
New York City NY GO                                                   7.10%     2/1/2002 (1)(Prere.)   6,425        7,127
New York City NY GO                                                   7.10%     2/1/2010 (1)           1,075        1,182
New York City NY Health & Hosp. Rev. (Health System)                  3.85%     5/6/1998 LOC             100          100
New York City NY Muni. Water Finance Auth.
   Water & Sewer System Rev.                                          4.20%     5/4/1998 (3)           3,415        3,415
New York City NY Muni. Water Finance Auth.
   Water & Sewer System Rev.                                          7.00%    6/15/2001 (Prere.)      2,520        2,739
New York City NY Muni. Water Finance Auth.
   Water & Sewer System Rev.                                          7.00%    6/15/2009               2,480        2,695
New York Local Govt. Assistance Corp. Rev.                           5.375%     4/1/2012               5,275        5,364
New York Local Govt. Assistance Corp. Rev.                            5.40%     4/1/2013              13,125       13,306
New York Local Govt. Assistance Corp. Rev.                            5.40%     4/1/2015               5,700        5,741
New York Local Govt. Assistance Corp. Rev.                            6.50%     4/1/2020              10,000       10,797
New York Local Govt. Assistance Corp. Rev.                           6.875%     4/1/2019               8,000        8,874
New York Medical Care Fac. Auth. Rev.                                6.875%    2/15/2032 (7)           5,000        5,429
New York State Dormitory Auth. Rev. (State Univ.)                     5.00%    5/15/2014              10,000        9,626
New York State Dormitory Auth. Rev. (State Univ.)                     7.50%    5/15/2011              18,900       22,875
New York State Energy Res. & Dev. Auth. VRDO (NY Electric & Gas)      4.05%     5/4/1998 LOC           1,100        1,100
Triborough Bridge & Tunnel Auth. NY VRDO                              3.90%     5/6/1998 (3)             500          500
Triborough Bridge & Tunnel Auth. NY Rev. (General Purpose Rev.)      6.125%     1/1/2021              10,000       11,207
                                                                                                                ---------
                                                                                                                  189,513
                                                                                                                ---------

NORTH CAROLINA (1.4%)
North Carolina Eastern Muni. Power Agency Rev.                        6.50%     1/1/2018 (ETM)         4,625        5,448
North Carolina Eastern Muni. Power Agency Rev.                        7.50%     1/1/2009 (Prere.)      4,935        6,109
North Carolina Medical Care Rev. (Wake County Hosp.)                  5.25%    10/1/2017 (1)           7,100        7,040
                                                                                                                ---------
                                                                                                                   18,597
                                                                                                                ---------

OHIO (3.7%)
Clermont County OH Hosp. Rev. VRDO (Mercy Health System)              4.10%     5/6/1998                 300          300
Columbus OH Sewer Rev. VRDO                                           4.10%     5/7/1998               1,400        1,400
Cuyahoga County OH Hosp. Rev. VRDO (Cleveland Clinic Foundation)      4.15%     5/6/1998 LOC           1,600        1,600
Cuyahoga County OH Hosp. Rev. VRDO (Cleveland Clinic Foundation)      4.15%     5/6/1998               1,400        1,400
Franklin County OH Hosp. Rev. (Children's Hosp.)                      5.75%    11/1/2020               2,945        3,065
Ohio Air Quality Dev. Auth. VRDO
   (Cincinnati Gas & Electric Co. Project)                            4.10%     5/4/1998 LOC           5,185        5,185
Ohio Air Quality Dev. Auth. VRDO
   (Cincinnati Gas & Electric Co. Project)                            4.20%     5/4/1998 LOC           4,400        4,400
Ohio Air Quality Dev. Auth. VRDO
   (Cincinnati Gas & Electric Co. Project)                            4.30%     5/4/1998 LOC             400          400
Ohio GO                                                              4.625%     5/1/1998               5,000        5,000
Ohio Turnpike Comm. Rev.                                              5.50%    2/15/2026 (1)          26,650       27,010
                                                                                                                ---------
                                                                                                                   49,760
                                                                                                                ---------

OKLAHOMA (0.4%)
Tulsa OK Metro. Util. Auth.                                           5.75%     9/1/2019 (1)           5,525        5,726
                                                                                                                ---------

OREGON (0.8%)
Portland County OR Sewer System Rev.                                  5.50%     6/1/2017 (1)          10,090       10,321
                                                                                                                ---------

PENNSYLVANIA (9.7%)
Allegheny County PA Hosp. Dev. Auth. VRDO
   (Children's Hosp. Pittsburgh)                                      4.05%     5/7/1998 (1)             350          350
Allegheny County PA Sanitary Auth.                                    6.00%    12/1/2019 (1)          10,000       10,662
Allegheny County PA Sanitary Auth.                                   5.375%    12/1/2024 (1)           9,500        9,520


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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
LONG-TERM PORTFOLIO                                                  COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
Delaware County PA IDA Resource Recovery (Browning Ferris)            6.10%     7/1/2013            $ 10,000   $   10,793
Pennsylvania GO                                                      6.375%    9/15/2009              11,000       11,838
Pennsylvania GO                                                      6.375%    9/15/2010               8,820        9,476
Pennsylvania GO                                                      6.375%    9/15/2011               5,975        6,424
Pennsylvania GO                                                      6.375%    9/15/2012              13,500       14,515
Pennsylvania Higher Educ. Fac. Auth. VRDO (Carnegie Mellon)           4.25%     5/4/1998                 300          300
Pennsylvania Higher Educ. Fac. Auth. VRDO (Carnegie Mellon)           4.25%     5/4/1998                 700          700
Pennsylvania Housing Finance Agency Residential Dev. Rev.             7.50%     7/1/2006 ++            3,890        4,176
Philadelphia PA Hosp. & Higher Educ. Fac. Auth.                      5.125%    5/15/2018 (2)          10,000        9,654
Philadelphia PA Water & Waste Water Rev.                              7.00%    6/15/2010 (3)          20,000       23,865
Pittsburgh PA School Dist.                                            5.50%     9/1/2014 (1)           4,715        4,813
Pittsburgh PA Water & Sewer Auth. Rev.                                6.50%     9/1/2013 (3)          10,000       11,663
Radnor Township PA School Auth.                                      9.875%    9/15/2000 (ETM)           295          309
Sayre PA Health Care Fac. Auth. Hosp. Rev. VRDO
   (VHA of PA Pooled Capital Asset Financing Program)                 4.10%     5/6/1998 (2)           3,000        3,000
                                                                                                                ---------
                                                                                                                  132,058
                                                                                                                ---------

PUERTO RICO (1.5%)
Puerto Rico Electric Power Auth. Rev.                                 5.25%     7/1/2014 (4)           2,000        2,029
Puerto Rico Electric Power Auth. Rev.                                 5.25%     7/1/2014 (1)           2,580        2,617
Puerto Rico GO                                                        5.00%     7/1/1998               5,000        5,008
Puerto Rico Highway and Transp. Rev.                                  5.00%     7/1/2016 (4)          10,605       10,393
                                                                                                                ---------
                                                                                                                   20,047
                                                                                                                ---------

SOUTH CAROLINA (1.2%)
Piedmont SC Muni. Power Agency Rev.                                   6.50%     1/1/2015 (3)          12,210       14,173
Piedmont SC Muni. Power Agency Rev.                                   6.50%     1/1/2015 (3)(ETM)      2,035        2,375
                                                                                                                ---------
                                                                                                                   16,548
                                                                                                                ---------

TEXAS (12.8%)
Bexar County TX Health Fac. Dev. Corp (Baptist Health System)        5.375%   11/15/2022 (1)           5,000        4,963
Gulf Coast TX Waste Disp. Auth. VRDO (Exxon Project)                  4.20%     5/4/1998               4,000        4,000
Harris County TX IDA VRDO (Shell Oil Co. Project)                     4.20%     5/4/1998               3,500        3,500
Harris County TX Toll Road VRDO                                       4.20%     5/6/1998                 200          200
Houston TX Hotel Occupancy Tax Rev.                                   5.50%     7/1/2011 (4)          21,760       22,392
Houston TX Public Improvement                                         7.00%     3/1/2008               5,000        5,880
Houston TX Water & Sewer System Rev.                                  0.00%    12/1/2012 (2)           4,500        2,104
Houston TX Water & Sewer System Rev.                                 6.375%    12/1/2001 (2)(Prere.)     360          391
Houston TX Water & Sewer System Rev.                                 6.375%    12/1/2017 (2)           5,640        6,044
North East TX Independent School Dist.                                5.00%     2/1/2016               6,425        6,255
San Antonio TX Electric & Gas System Rev.                             5.00%     2/1/2017              14,135       13,618
Texas City TX IDR (Arco Pipeline Project)                            7.375%    10/1/2020              17,000       21,531
Texas GO                                                              5.50%     4/1/2002 (Prere.)     10,345       10,944
Texas GO                                                              5.50%     4/1/2020               4,655        4,676
Texas State Turnpike Auth. Rev. (President George Bush Turnpike)      5.25%     1/1/2023 (3)          19,300       18,984
Texas Water Dev. Board Rev.                                          5.125%    7/15/2018              10,000        9,772
Texas Water Dev. Board Rev.                                           5.25%    7/15/2017               7,000        7,018
Texas Water Dev. Board Rev.                                           6.50%    7/15/2010              17,425       20,206
Texas Water Dev. Board Rev.                                           7.05%     8/1/2025               5,655        6,370
Texas Water GO                                                        5.25%     8/1/2028               5,435        5,378
                                                                                                               ----------
                                                                                                                  174,226
                                                                                                               ----------

UTAH (0.2%)
Intermountain Power Agency UT Power Supply Rev.                       5.75%     7/1/2019 (1)           3,000        3,128
                                                                                                                ---------

VIRGINIA (0.4%)
Richmond VA Metro. Expressway Auth. Rev.                             6.375%    7/15/2016 (3)           5,400        5,910
                                                                                                                ---------

WASHINGTON (3.2%)
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)       0.00%     6/1/2017              11,685        4,179
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)       0.00%     6/1/2018              10,000        3,383
WA Dept. of Ecology  COP (State Office Bldg. Project)                 5.00%     4/1/2016              27,820       26,736
Washington GO VRDO                                                    4.05%     5/6/1998               1,600        1,600


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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
                                                                     COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
Washington GO                                                         5.50%     5/1/2018            $  4,000   $    4,189
Washington GO                                                         6.75%     2/1/2015               3,450        4,099
                                                                                                                ---------
                                                                                                                   44,186
                                                                                                                ---------

WEST VIRGINIA (0.8%)
West Virginia State Building Comm. Rev.                               7.00%     7/1/2014 (1)           8,975       10,904
                                                                                                                ---------

WISCONSIN (1.8%)
Wisconsin Clean Water Rev.                                           6.875%     6/1/2011              20,500       24,343
                                                                                                                ---------


WYOMING (0.3%)
Lincoln WY PCR VRDO (Exxon Project)                                   4.20%     5/4/1998               1,100        1,100
Sublette County WY (Exxon Project)                                    4.20%     5/4/1998               3,400        3,400
                                                                                                                ---------
                                                                                                                    4,500
                                                                                                                ---------
-------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
   (COST $1,257,593)                                                                                            1,360,881
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
-------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                               22,932
Liabilities                                                                                                       (22,040)
                                                                                                                ---------
                                                                                                                      892
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS (100%)
-------------------------------------------------------------------------------------------------------------------------
Applicable to 122,337,791 outstanding $.001 par value shares
   (authorized 350,000,000 shares)                                                                             $1,361,773
=========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                          $11.13
=========================================================================================================================

*See Note A in Notes to Financial Statements.
+Securities with a value of $2,565,000 have been segregated as initial margin for open futures contracts.
For key to abbreviations and other references, see page 59.

-------------------------------------------------------------------------------------------------------------------------
AT APRIL 30, 1998, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       AMOUNT         PER
                                                                                                        (000)       SHARE
-------------------------------------------------------------------------------------------------------------------------
Paid in Capital                                                                                    $1,269,441      $10.38
Undistributed Net Investment Income                                                                        --          --
Overdistributed Net Realized Gains                                                                    (10,867)       (.09)
Unrealized Appreciation (Depreciation)--Note F
  Investment Securities                                                                               103,288         .84
  Futures Contracts                                                                                       (89)         --
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                         $1,361,773      $11.13
=========================================================================================================================


-------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
HIGH-YIELD PORTFOLIO                                                 COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (101.2%)
-------------------------------------------------------------------------------------------------------------------------
ALABAMA (0.2%)
Alabama Special Care Fac. (Baptist Health System)                    5.875%   11/15/2026 (1)        $  5,000   $    5,025
                                                                                                                ---------


ALASKA (0.1%)
Alaska Housing Finance Corp. VRDO                                     4.10%     5/6/1998                 320          320
North Slope Borough AK GO                                             7.50%    6/30/2001 (4)           3,000        3,279
                                                                                                                ---------
                                                                                                                    3,599
                                                                                                                ---------

ARIZONA (1.6%)
Board of Regents Rev. (Univ. of Arizona)                              6.20%     6/1/2016              26,660       30,062
Maricopa County AZ PCR VRDO (Arizona Public Service Co.)              4.15%     5/4/1998 LOC           1,400        1,400
Pima County AZ IDA Rev. (La Cholla Project)                           8.50%     7/1/2020 +             6,650        6,963
                                                                                                                ---------
                                                                                                                   38,425
                                                                                                                ---------

ARKANSAS (0.2%)
North Little Rock AR Electric System Rev.                             6.50%     7/1/2015 (1)           3,450        4,015
                                                                                                                ---------


CALIFORNIA (12.1%)
California Educ. Fac. Auth. (Univ. of Southern California)            5.70%    10/1/2015               6,000        6,333
California Health Fac. Finance Auth. Rev. VRDO
   (Adventist Health System West Sutter Health)                       3.80%     5/7/1998 LOC           1,700        1,700
California Health Fac. Finance Auth. VRDO
   (Catholic Health Care West)                                        3.85%     5/6/1998 (1)           2,100        2,100
California Health Fac. Finance Auth. Rev. VRDO
   (Kaiser Permanente)                                                4.15%     5/6/1998                 300          300
California Public Works Rev. (Community College Project)             5.375%     3/1/2010               3,555        3,682
California Public Works Rev. (Community College Project)             5.375%     3/1/2011               3,905        4,011
California Public Works Rev. (Community College Project)             5.375%     3/1/2012               4,265        4,348
California Public Works Rev. (Community College Project)              7.00%     3/1/2004 (Prere.)     10,000       11,480
California Public Works Rev. (Dept. of Corrections)                  5.375%    11/1/2013               7,820        7,930
California Public Works Rev. (Univ. Project)                          6.40%    12/1/2016 (2)           8,450        9,332
California Veterans GO                                                5.20%    12/1/2010              22,000       22,266
California Veterans GO                                                5.25%    12/1/2011              38,000       38,360
Irvine CA Assessment Dist. VRDO (Orange County-Irvine County)         3.85%     5/6/1998 LOC           2,200        2,200
Irvine CA Ranch Water Dist. VRDO                                      4.05%     5/4/1998 LOC           6,900        6,900
Irvine CA Ranch Water Dist. VRDO                                      4.10%     5/4/1998 LOC           2,100        2,100
Los Angeles County CA Pension Obligation VRDO                         3.90%     5/6/1998 (2)             400          400
Orange County CA Airport Rev.                                        5.375%     7/1/2008 (1)           5,745        6,008
Orange County CA Airport Rev.                                         5.50%     7/1/2004 (1)           3,555        3,746
Orange County CA Airport Rev.                                         6.00%     7/1/2001 (1)           7,245        7,615
Orange County CA Airport Rev.                                         6.00%     7/1/2005 (1)           4,020        4,363
Orange County CA Airport Rev.                                         6.00%     7/1/2006 (1)           4,565        4,973
Orange County CA Airport Rev.                                         6.00%     7/1/2007 (1)           3,135        3,426
Orange County CA Improvement Boards VRDO
   (Irvine Coast Assessment Dist.)                                    4.10%     5/4/1998 LOC           1,900        1,900
Orange County CA Local Transp. Auth. Sales Tax Rev.                   5.25%    2/15/2005              16,600       17,320
Sacramento CA Finance Auth. Lease Rev.                                5.40%    11/1/2020              12,565       12,829
San Bernardino County CA COP (Capital Fac. Project)                  6.875%     8/1/2024 (ETM)        25,220       31,711
San Bernardino County CA COP (Medical Center Funding)                 7.00%     8/1/2020              12,180       14,811
San Joaquin Hills CA Transp. Agency Rev.                              0.00%     1/1/2001 (ETM)         7,340        6,557
San Joaquin Hills CA Transp. Agency Rev.                              0.00%     1/1/2002 (ETM)        14,000       11,964
San Joaquin Hills CA Transp. Agency Rev.                              0.00%    1/15/2007 (1)           3,500        2,329
San Joaquin Hills CA Transp. Agency Rev.                              0.00%    1/15/2009 (1)           4,095        2,441
San Joaquin Hills CA Transp. Agency Rev.                              0.00%    1/15/2016              22,500       14,446
San Joaquin Hills CA Transp. Agency Rev.                              0.00%    1/15/2017              20,000       12,886
Southern California Public Power Auth. Rev.                           6.00%     7/1/2018               3,985        4,055
Univ. of California Hosp. (Medical Center)                            6.00%     7/1/2026 (2)          10,260       10,902
                                                                                                                ---------
                                                                                                                  297,724
                                                                                                                ---------

COLORADO (2.8%)
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2003 (1)           8,200        6,426
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2006 (1)          22,000       14,791

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
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                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
                                                                     COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2007 (1)        $ 12,500   $    7,977
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2008 (1)          14,000        8,471
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2009 (1)          16,195        9,262
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2010 (1)           7,185        3,870
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2012 (1)          26,795       12,694
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2013 (1)           5,000        2,232
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2014 (1)           5,000        2,101
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2015 (1)           5,000        1,975
                                                                                                                ---------
                                                                                                                   69,799
                                                                                                                ---------

DELAWARE (0.1%)
Delaware Econ. Dev. Auth.  VRDO (Hosp. Bill & Collection Service)     4.10%     5/6/1998 (5)           3,200        3,200
                                                                                                                ---------


DISTRICT OF COLUMBIA (4.5%)
District of Columbia GO                                               5.50%     6/1/1998              20,000       20,018
District of Columbia GO                                               5.75%     6/1/2010 (1)          15,000       15,983
District of Columbia GO                                               6.00%     6/1/2012 (1)           7,000        7,620
District of Columbia VRDO (George Washington Univ.)                   4.70%     5/6/1998 LOC          19,200       19,200
Metro. Washington D.C. Airport Auth. Rev.                             5.50%    10/1/2009 (3)           6,795        7,142
Metro. Washington D.C. Airport Auth. Rev.                             5.50%    10/1/2010 (3)           7,270        7,596
Metro. Washington D.C. Airport Auth. Rev.                             5.50%    10/1/2024 (1)          10,630       10,681
Metro. Washington D.C. Airport Auth. Rev.                             5.70%    10/1/2007 (1)          12,900       13,705
Metro. Washington D.C. Airport Auth. Rev.                            5.875%    10/1/2015 (1)           8,400        8,779
                                                                                                                ---------
                                                                                                                  110,724
                                                                                                                ---------

FLORIDA (6.0%)
Citrus County FL PCR (Florida Power Corp.)                            6.35%     2/1/2022               6,500        6,994
Collier County FL Master Lease Project COP                            5.00%    2/15/2016 (4)           5,550        5,453
Dade County FL Aviation Rev. (Miami International Airport)            5.50%    10/1/2002 (4)           4,270        4,448
Dade County FL Aviation Rev. (Miami International Airport)            5.75%    10/1/2003 (4)          17,950       18,987
Dade County FL Aviation Rev. (Miami International Airport)            5.75%    10/1/2004 (4)          11,850       12,620
Dade County FL Aviation Rev. (Miami International Airport)            5.75%    10/1/2005 (4)           7,490        7,992
Dade County FL Water & Sewer System Rev.                              5.25%    10/1/2026              20,000       19,824
Florida Dept. of General Services Rev.
   (Dept. of Environmental Protection Preservation-2000)              6.00%     7/1/2004 (2)          10,815       11,728
Hillsborough County FL Aviation Auth. Rev. (Tampa Airport)            5.25%    10/1/2003 (2)           2,000        2,073
Orange County FL School Master Lease COP                              6.00%     8/1/2008 (1)          11,580       12,755
Orange County FL School Master Lease COP                              6.00%     8/1/2009 (1)          12,255       13,412
Orange County FL School Master Lease COP                              6.00%     8/1/2010 (1)          12,825       13,985
Orlando FL Util. Comm. Rev.                                           6.75%    10/1/2017               2,200        2,638
Palm Beach County FL Solid Waste Auth. Rev.                           6.00%    10/1/2007 (2)          10,850       11,983
Tarpon Springs FL Health Fac. Auth. Rev. (Tarpon Springs Hosp.)       8.75%     5/1/2012               4,000        4,090
                                                                                                                ---------
                                                                                                                  148,982
                                                                                                                ---------

GEORGIA (2.2%)
Burke County GA Dev. Auth. VRDO (Georgia Power Co.)                   4.20%     5/4/1998               9,200        9,200
Cartersville GA Water & Waste Water Fac.
   (Anheuser-Busch Cos., Inc.)                                        7.40%    11/1/2010               5,000        6,081
Dalton County GA Dev. Auth. (Hamilton Health Care System)             5.50%    8/15/2017 (1)           5,000        5,187
Dalton County GA Dev. Auth. (Hamilton Health Care System)             5.50%    8/15/2026 (1)          12,000       12,420
Georgia Muni. Electric Auth. Rev.                                     6.60%     1/1/2018 (1)           5,000        5,879
Georgia Muni. Gas Auth. VRDO                                          3.95%     5/6/1998 LOC           2,000        2,000
Savannah GA Hosp. Auth. Rev. (Candler Hosp.)                          7.00%     1/1/2023              13,000       13,918
                                                                                                                ---------
                                                                                                                   54,685
                                                                                                                ---------

HAWAII (1.5%)
Hawaii Dept. of Budget & Finance (Hawaiian Electric Co.)              4.95%     4/1/2012              13,500       13,432
Hawaii GO                                                             6.25%     3/1/2007 (3)           5,000        5,532
Hawaii Harbor Capital Improvement Rev.                                5.50%     7/1/2027 (1)          18,500       18,575
                                                                                                                ---------
                                                                                                                   37,539
                                                                                                                ---------

ILLINOIS (5.7%)
Chicago IL Public Building Comm.                                      7.00%     1/1/2015 (1)(ETM)     10,000       11,629
Chicago IL Public Building Comm.                                      7.00%     1/1/2020 (1)(ETM)     10,000       12,428

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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
HIGH-YIELD PORTFOLIO                                                 COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
Chicago IL Skyway Toll Bridge Rev.                                    6.75%     1/1/2004 (Prere.)   $ 28,185   $   31,854
Cook County IL GO                                                     6.60%   11/15/2022 (1)          12,000       13,306
Illinois Dev. Finance Auth. PCR                                       4.40%    12/1/2006 (2)          15,000       14,614
Illinois Dev. Finance Auth. Rev. (Regency Park Project)              10.25%    4/15/2019 -             6,500        5,265
Illinois Dev. Finance Auth. Rev. (Regency Park Project)             10.625%    4/15/2020 -             6,000        4,860
Illinois Dev. Finance Auth. Rev. PCR (Illinois Power Co. Project)     7.40%    12/1/2024 (1)          20,000       23,014
Illinois Health Fac. Auth. Certificate of Beneficial Interest
   (Adventist Living Centers)                                            --           -- -               770           69
Illinois Health Fac. Auth. Rev. (Centegra Health System)              5.10%     9/1/2011               3,105        3,032
Illinois Health Fac. Auth. Rev. (Centegra Health System)              5.25%     9/1/2018               3,500        3,364
Illinois Health Fac. Auth. Rev. (Centegra Health System)              5.25%     9/1/2024               7,500        7,120
Illinois Health Fac. Auth. Rev. (United Medical Center)              8.125%     7/1/2003 (Prere.)      2,565        2,871
Illinois Toll Highway Auth. Rev.                                      6.30%     1/1/2011               5,000        5,624
Loves Park IL First Mortgage Rev. (Hoosier Care)                      9.75%     8/1/2019               1,520        1,615
                                                                                                                ---------
                                                                                                                  140,665
                                                                                                                ---------

INDIANA (3.0%)
Indiana Educ. Fac. Auth. VRDO (Univ. of Notre Dame Du Lac Project)    4.00%     5/7/1998               2,300        2,300
Indiana Health Fac. Finance Auth. Rev. (Ancilla System, Inc.)        7.375%     7/1/2023              19,400       23,641
Indiana Health Fac. Hosp. Rev. VRDO (Charity Obligated Group)         3.95%     5/6/1998               1,600        1,600
Indiana Office Building Comm. Rev. (Capitol Complex)                  6.90%     7/1/2011 +            15,660       18,638
Indianapolis IN Local Public Improvement Bond Bank                    6.75%     2/1/2014              21,500       25,802
Indianapolis IN Local Public Improvement Bond Bank                    6.75%     2/1/2020               2,500        2,755
                                                                                                                ---------
                                                                                                                   74,736
                                                                                                                ---------

IOWA (0.4%)
Des Moines IA Rev. (Des Moines General Hosp.)                         8.25%   11/15/2011               9,620       11,134
                                                                                                                ---------


KANSAS (0.8%)
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity)                      5.00%    12/1/2025 (1)          20,000       18,996
                                                                                                                ---------


KENTUCKY (0.5%)
Jefferson County KY (Jewish Hosp. Health)                             5.65%     1/1/2017 (2)           8,000        8,257
Jefferson County KY (Jewish Hosp. Health)                             5.70%     1/1/2021 (2)           2,000        2,064
Kentucky Property & Buildings Comm. Rev.                              5.80%     9/1/2006               3,100        3,289
                                                                                                                ---------
                                                                                                                   13,610
                                                                                                                ---------

LOUISIANA (1.5%)
Iberia Parish LA Hosp. Services Dist.                                 8.00%    5/26/2016               6,250        6,859
Louisiana GO                                                          5.25%    4/15/2010 (4)++        10,610       10,943
Louisiana Health Educ. Auth. (Lambeth House Project)                  8.75%    10/1/2017              12,295       14,549
West Feliciana Parish LA PCR (Gulf States Util.)                      9.00%     5/1/2015               4,000        4,421
                                                                                                                ---------
                                                                                                                   36,772
                                                                                                                ---------

MARYLAND (0.2%)
Hagerstown MD Energy Financing Admin. Solid Waste Disp. Rev.
   (Hagerstown Fiber Project)                                         9.00%   10/15/2016 -            17,500        5,250
                                                                                                                ---------


MASSACHUSETTS (6.1%)
Massachusetts Consolidated Loan GO                                    5.75%     5/1/2012 (2)           5,000        5,345
Massachusetts GO                                                      6.00%     6/1/2011              14,750       15,500
Massachusetts Industrial Finance Agency Solid Waste Disp.
   (Massachusetts Recycling Assoc.)                                   9.00%     8/1/2016 -            17,000        6,630
Massachusetts Industrial Finance Agency (Refusetech Inc. Project)     6.30%     7/1/2005              34,500       37,172
Massachusetts Turnpike Auth. BAN                                      5.00%     6/1/1999               2,335        2,361
Massachusetts Turnpike Auth. BAN                                      5.00%     6/1/1999 (ETM)         8,665        8,774
Massachusetts Water Resources Auth. Rev.                              5.50%    7/15/2022              22,420       23,417
Massachusetts Water Resources Auth. Rev.                              6.50%    7/15/2019              43,700       50,943
                                                                                                                ---------
                                                                                                                  150,142
                                                                                                                ---------

MICHIGAN (5.3%)
Detroit MI GO                                                         6.25%     4/1/2005              13,000       14,035
Detroit MI GO                                                        6.375%     4/1/2006               8,635        9,415
Dickinson County MI Memorial Hosp. System Rev.                       7.625%    11/1/2005               1,065        1,195

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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                MATURITY              AMOUNT       VALUE*
                                                                     COUPON         DATE               (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
Dickinson County MI Memorial Hosp. System Rev.                        8.00%    11/1/2014            $  5,700   $    6,512
Flint MI Hosp. Building Auth. (Hurley Medical Center)                 5.25%     7/1/2016               3,000        2,874
Michigan Hosp. Finance Auth. Rev. (Genesys Health System)             5.50%    10/1/2027              15,000       14,636
Michigan Hosp. Finance Auth. Rev. (Genesys Health System)             7.50%    10/1/2005 (Prere.)      6,620        7,833
Michigan Hosp. Finance Auth. Rev. (Genesys Health System)             8.10%    10/1/2005 (Prere.)      5,000        6,175
Michigan Hosp. Finance Auth. Rev. (Genesys Health System)            8.125%    10/1/2005 (Prere.)     15,000       18,548
Michigan Housing Dev. Auth. Rev.                                      6.30%     4/1/2004               6,500        6,992
Michigan State Building Auth. (Facilities Program)                    5.50%   10/15/2005              14,585       15,396
Michigan Public Power Agency Rev. (Belle River Project)               5.50%     1/1/2013              27,000       27,328
                                                                                                                ---------
                                                                                                                  130,939
                                                                                                                ---------

MINNESOTA (0.8%)
Rochester MN Health Care Fac. Rev. (Mayo Foundation)                 5.375%   11/15/2018 ++           12,000       12,047
Washington County MN Housing & Redev. Auth. Rev.
   (Woodland Park Project)                                            0.00%     5/1/2020              35,070        2,226
Washington County MN Housing & Redev. Auth. Rev.
   (Woodland Park Project)                                            9.75%     5/1/2020               5,000        4,750
                                                                                                                ---------
                                                                                                                   19,023
                                                                                                                ---------

MISSISSIPPI (0.9%)
Claiborne County MS PCR (Middle South Energy)                        9.875%    12/1/2014              21,000       22,198
                                                                                                                ---------


MISSOURI (1.4%)
Missouri Health & Educ. Fac. Auth. (SSM Health Care)                  5.00%     6/1/2022 (1)++        28,000       26,571
Missouri Health & Educ. Fac. Auth.
   (St. Luke Mission Health System)                                  5.375%   11/15/2016 (1)           8,000        8,035
                                                                                                                ---------
                                                                                                                   34,606
                                                                                                                ---------

MONTANA (0.7%)
Montana Health Fac. Auth. (Sisters of Charity)                        5.00%    12/1/2024 (1)          17,500       16,541
                                                                                                                ---------


NEW HAMPSHIRE (0.3%)
New Hampshire Health & Higher Educ. Rev.
   (Catholic Medical Center)                                          6.00%     7/1/2017               6,580        6,652
                                                                                                                ---------


NEW JERSEY (1.7%)
New Jersey Econ. Dev. Auth. Market Transition Fac.                   5.875%     7/1/2011 (1)           8,000        8,503
New Jersey Econ. Dev. Auth. Water Fac. Rev.  VRDO
   (United Water NJ)                                                  4.00%     5/4/1998 (2)           3,000        3,000
New Jersey Sports & Exposition Auth. Rev.                             6.50%     3/1/2013              15,000       17,387
New Jersey Transp. Trust                                              6.00%    6/15/2011 (1)          10,000       10,863
New Jersey Turnpike Auth. VRDO                                        4.00%     5/6/1998 (3) LOC       1,300        1,300
                                                                                                                ---------
                                                                                                                   41,053
                                                                                                                ---------

NEW YORK (10.1%)
Metro. NY Transit Auth. Rev.                                          6.00%     4/1/2020 (1)          18,000       19,970
Metro. NY Transit Auth. Rev.                                         6.375%     7/1/2004 (1)(Prere.)  25,690       28,668
Metro. NY Transit Auth. Rev.                                         7.375%     7/1/2008              22,870       26,646
Muni. Assistance Corp. for New York City NY VRDO                      3.85%     5/6/1998 LOC           2,100        2,100
New York City NY GO                                                   5.90%     8/1/2009               5,150        5,493
New York City NY GO VRDO                                              4.00%     5/6/1998 LOC           2,200        2,200
New York City NY GO VRDO                                              4.15%     5/4/1998 (1)           2,300        2,300
New York City NY Health & Hosp. Corp. Rev. VRDO (Health System)       3.85%     5/6/1998 LOC           1,200        1,200
New York City NY Muni. Water Finance Auth. Water &
   Sewer System Rev.                                                  5.50%    6/15/2020              25,000       25,044
New York State Dormitory Auth. Rev. (City Univ.)                      5.50%     7/1/2001               1,955        2,010
New York State Dormitory Auth. Rev. (City Univ.)                      5.50%     7/1/2002               3,050        3,145
New York State Dormitory Auth. Rev. (City Univ.)                      5.50%     7/1/2003               1,000        1,035
New York State Dormitory Auth. Rev. (City Univ.)                      5.50%     7/1/2004                 500          518
New York State Dormitory Auth. Rev. (City Univ.)                      5.50%     7/1/2005               1,000        1,035
New York State Dormitory Auth. Rev. (City Univ.)                      5.50%     7/1/2006                 500          517
New York State Dormitory Auth. Rev. (City Univ.)                     6.375%     7/1/2002 (Prere.)      1,810        1,973
New York State Dormitory Auth. Rev. (City Univ.)                     6.375%     7/1/2008               1,340        1,442


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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                MATURITY              AMOUNT       VALUE*
HIGH-YIELD PORTFOLIO                                                 COUPON         DATE               (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
New York State Dormitory Auth. Rev. (City Univ.)                      7.50%     7/1/2010            $  5,500   $    6,607
New York State Dormitory Auth. Rev. (State Univ.)                    5.375%    5/15/2007 (2)           2,100        2,205
New York State Dormitory Auth. Rev. (State Univ.)                     7.50%    5/15/2013              11,500       14,333
New York State Local Govt. Assistance Corp. Rev.                      6.00%     4/1/2016               6,400        6,900
New York State Local Govt. Assistance Corp. Rev.                      6.50%     4/1/2001 (Prere.)     16,110       17,393
New York State Local Govt. Assistance Corp. Rev.                      7.00%     4/1/2001 (Prere.)      6,320        6,911
New York State Power Auth. Rev.                                       6.50%     1/1/2002 (Prere.)     17,010       18,558
New York State Power Auth. Rev.                                       6.50%     1/1/2019               9,240       10,094
Port Auth. of New York & New Jersey Special Obligation Rev.
   (JFK International Airport)                                        5.75%    12/1/2022 (1)           8,455        8,729
Port Auth. of New York & New Jersey Special Obligation Rev.
   (JFK International Airport)                                        6.25%    12/1/2008 (1)           4,000        4,435
Triborough Bridge & Tunnel Auth. NY Rev.
   (Convention Center Project)                                        7.25%     1/1/2010              13,500       15,832
Triborough Bridge & Tunnel Auth. NY Rev. (General Purpose Rev.)       5.50%     1/1/2017              10,000       10,428
                                                                                                                ---------
                                                                                                                  247,721
                                                                                                                ---------

NORTH CAROLINA (1.3%)
Charlotte NC Airport Refunding Rev. VRDO                              4.00%     5/6/1998 (1)           1,330        1,330
New Hanover County NC Hosp. Rev. (Regional Medical Center)            5.75%    10/1/2016 (2)          12,500       13,027
North Carolina Eastern Muni. Power Agency Rev.                        5.00%     1/1/2020 (ETM)        10,385       10,209
North Carolina Eastern Muni. Power Agency Rev.                        6.50%     1/1/2018 (ETM)         6,665        7,851
                                                                                                                ---------
                                                                                                                   32,417
                                                                                                                ---------

OHIO (2.3%)
Butler County OH Transp. Improvement Dist. Rev.                      5.125%     4/1/2017 (4)           5,000        4,920
Butler County OH Transp. Improvement Dist. Rev.                       5.50%     4/1/2009 (4)           3,000        3,161
Clermont County OH Hosp. Rev. VRDO (Mercy Health System)              4.10%     5/6/1998               4,200        4,200
Lucas County OH Hosp. Fac. Rev. (Flower Memorial Hosp.)              8.125%    12/1/2001 (Prere.)      8,900       10,150
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)                5.20%    12/1/2006 (9)           5,000        5,111
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)                5.25%    12/1/2004 (9)           2,250        2,328
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)                5.35%    12/1/2008 (9)           4,615        4,769
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)               5.375%    12/1/2005 (9)           2,400        2,498
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)                5.40%    12/1/2009 (9)           3,850        3,985
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)                5.75%    12/1/2007 (9)           3,300        3,518
Scioto County OH Marine Terminal Fac. VRDO
   (Norfolk Southern Corp.)                                           5.50%     5/6/1998              12,000       12,000
                                                                                                                ---------
                                                                                                                   56,640
                                                                                                                ---------

OKLAHOMA (0.6%)
Jackson County OK Memorial Hosp. Auth. Rev. (Jackson Memorial)        6.75%     8/1/2004               4,700        4,886
Jackson County OK Memorial Hosp. Auth. Rev. (Jackson Memorial)        7.30%     8/1/2015               4,000        4,327
Norman OK Regional Hosp. Auth.                                       5.625%     9/1/2016 (1)           4,510        4,640
                                                                                                                ---------
                                                                                                                   13,853
                                                                                                                ---------

OREGON (1.2%)
Oregon State Department Administrative Services                       5.70%     5/1/2016 (2)           4,290        4,492
Port Auth. of Portland OR Airport Rev.                               5.625%     7/1/2026 (3)           9,000        9,163
Portland County OR Sewer System Rev.                                  5.50%     6/1/2017 (1)          15,000       15,343
                                                                                                                ---------
                                                                                                                   28,998
                                                                                                                ---------

PENNSYLVANIA (7.9%)
Allegheny County PA Airport Rev. (Pittsburgh International Airport)   5.75%     1/1/2011 (1)           5,000        5,310
Allegheny County PA Hosp. Dev. Auth. VRDO
   (Health & Educ. Research)                                          4.20%     5/6/1998 LOC           1,300        1,300
Allegheny County PA Sanitary Auth.                                    6.00%    12/1/2019 (1)          14,630       15,599
Delaware County PA IDA (Browning Ferris)                              6.10%     7/1/2013              19,000       20,506
Geisinger Health System Auth. of PA VRDO (Geisinger Health System)    4.25%     5/4/1998                 800          800
Langhorne PA Higher Educ. & Health Auth. Rev. (Lower Bucks Hosp.)     7.30%     7/1/2012               4,500        4,769
Langhorne PA Higher Educ. & Health Auth. Rev. (Lower Bucks Hosp.)     7.35%     7/1/2022              13,200       14,013
Montgomery County PA Higher Educ. & Health Auth. Rev.
   (Brittany Point Project)                                           8.50%     1/1/2003 (Prere.)      5,000        5,908
Pennsylvania Convention Center Auth. Rev.                             6.60%     9/1/2009 (4)           2,500        2,814
Pennsylvania Convention Center Auth. Rev.                             6.70%     9/1/2014 (4)           3,500        3,921
Pennsylvania Convention Center Auth. Rev.                             6.75%     9/1/2019 (4)           3,695        4,150



                                   56
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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
                                                                     COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)                   7.05%    12/1/2010            $  2,500   $    2,763
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)                  7.125%    12/1/2015              14,000       15,503
Pennsylvania Housing Finance Agency Rev.                              7.60%     7/1/2013              10,000       10,752
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
   (Children's Seashore Hosp.)                                        7.00%    8/15/2012               3,540        3,869
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
   (Children's Seashore Hosp.)                                        7.00%    8/15/2017               1,000        1,090
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
   (Children's Seashore Hosp.)                                        7.00%    8/15/2022                 500          543
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
   (Methodist Hosp.)                                                  7.75%     7/1/2004 (Prere.)     12,290       14,431
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
   (Roxborough Memorial Hosp.)                                        7.25%     3/1/2024               9,645       10,122
Philadelphia PA Muni. Auth. Rev.                                     6.125%    7/15/2008               4,000        4,234
Philadelphia PA Muni. Auth. Rev.                                      6.25%    7/15/2013               5,785        6,103
Philadelphia PA Muni. Auth. Rev.                                      6.30%    7/15/2017               1,750        1,848
Philadelphia PA Muni. Auth. Rev.                                     8.625%   11/15/2016               1,145        1,273
Philadelphia PA Water & Waste Water Rev.                              7.00%    6/15/2011 (3)          21,500       25,739
Scranton-Lackawanna PA Health & Welfare (Moses Taylor Hosp.)          8.50%     7/1/2001 (Prere.)     14,375       16,401
                                                                                                                ---------
                                                                                                                  193,761
                                                                                                                ---------

PUERTO RICO (0.6%)
Puerto Rico Electric Power Auth. Rev.                                 5.25%     7/1/2016 (4)           5,000        5,040
Puerto Rico GO                                                        5.00%     7/1/1998              10,600       10,617
                                                                                                                ---------
                                                                                                                   15,657
                                                                                                                ---------

RHODE ISLAND (0.4%)
Rhode Island Convention Center Auth. Rev.                             5.75%    5/15/2020 (2)           5,000        5,186
Rhode Island Public Building Auth.                                    5.25%     2/1/2010 (2)           5,000        5,079
                                                                                                                ---------
                                                                                                                   10,265
                                                                                                                ---------

SOUTH CAROLINA (0.3%)
Piedmont SC Muni. Power Agency Rev.                                   6.25%     1/1/2021 (3)           6,640        7,550
                                                                                                                ---------


TEXAS (10.2%)
Austin TX Airport System Rev.                                        6.125%   11/15/2025 (1)          38,000       40,381
Austin TX Airport System Rev.                                         6.45%   11/15/2020              17,040       18,541
Austin TX Water, Sewer & Electric Rev.                               14.00%   11/15/2001                 200          235
Harris County TX Health Fac. Dev. Corp. VRDO (Methodist Hosp.)        4.25%     5/4/1998               2,500        2,500
Harris County TX Hosp. Dist. Rev.                                     7.40%    2/15/2010 (2)          17,500       20,906
Harris County TX Improvement GO                                       0.00%    10/1/2013 (1)           9,630        4,279
Harris County TX Toll Road                                            6.25%    8/15/2015 (1)           5,000        5,568
Harris County TX Toll Road VRDO                                       4.20%     5/6/1998               3,900        3,900
Hidalgo County TX Health Mission Hosp.                               6.875%    8/15/2026               7,880        8,647
Houston TX Water & Sewer System Rev.                                  0.00%    12/1/2004 (2)          12,590        9,289
Houston TX Water & Sewer System Rev.                                  0.00%    12/1/2011 (2)          24,810       12,384
Houston TX Water & Sewer System Rev.                                 6.375%    12/1/2001 (2)(Prere.)     290          315
Houston TX Water & Sewer System Rev.                                 6.375%    12/1/2017 (2)           4,530        4,854
Odessa TX Junior College Dist. Rev.                                  8.125%    12/1/2018              10,000       11,514
San Antonio TX Electric & Gas Rev.                                    5.00%     2/1/2017               3,500        3,372
Southwest Higher Educ. Auth. TX VRDO (Southern Methodist Univ.)       4.25%     5/4/1998 LOC           1,200        1,200
Texas GO                                                              5.50%     4/1/2002 (Prere.)     27,375       28,960
Texas GO                                                              5.50%     4/1/2020              12,675       12,732
Texas Muni. Power Agency Rev.                                         0.00%     9/1/2006               6,205        4,172
Texas TRAN                                                            4.75%    8/31/1998               2,000        2,006
Travis County TX Health Fac. (Charity Obligated Group)               5.125%    11/1/2024 ++           20,000       18,987
Travis County TX Health Fac. (Charity Obligated Group)               5.375%    11/1/2028 ++           15,500       15,215
Texas Turnpike Auth. Rev.                                             5.50%     1/1/2015 (3)          14,605       14,996
Tyler TX Health Fac. Dev. Corp. (Mother Frances Hosp.)                5.30%     7/1/2007               1,125        1,127
Tyler TX Health Fac. Dev. Corp. (Mother Frances Hosp.)                5.40%     7/1/2008               1,250        1,253
Tyler TX Health Fac. Dev. Corp. (Mother Frances Hosp.)                5.50%     7/1/2009               1,000        1,004
Tyler TX Health Fac. Dev. Corp. (Mother Frances Hosp.)               5.625%     7/1/2013               1,680        1,682
                                                                                                                ---------
                                                                                                                  250,019
                                                                                                                ---------


-------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE      MARKET
                                                                                MATURITY               AMOUNT      VALUE*
HIGH-YIELD PORTFOLIO                                                 COUPON         DATE                (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
UTAH (1.1%)
Intermountain Power Agency UT Power Supply Rev.                       5.70%     7/1/2017 (1)        $ 12,000   $   12,434
Intermountain Power Agency UT Power Supply Rev.                       5.75%     7/1/2019 (1)          13,000       13,554
                                                                                                                ---------
                                                                                                                   25,988
                                                                                                                ---------

VIRGIN ISLANDS (1.0%)
Virgin Islands Public Finance Auth. Rev.                              5.20%    10/1/2009 ++            3,065        3,039
Virgin Islands Public Finance Auth. Rev.                              5.50%    10/1/2007 ++            6,530        6,674
Virgin Islands Public Finance Auth. Rev.                              5.75%    10/1/2013 ++           11,000       10,834
Virgin Islands Public Finance Auth. Rev.                              6.00%    10/1/2008 ++            4,915        5,048
                                                                                                                ---------
                                                                                                                   25,595
                                                                                                                ---------

VIRGINIA (0.8%)
Alexandria VA Redev. & Housing Auth. Rev. (Portals West Project)      9.50%    7/15/2020 --            9,680        6,098
Chesterfield County VA Mortgage Rev. (Brandermill Woods Project)      0.00%     7/1/2017               2,600           26
Chesterfield County VA Mortgage Rev. (Brandermill Woods Project)      0.00%     7/1/2018               2,600           26
Chesterfield County VA Mortgage Rev. (Brandermill Woods Project)      0.00%     7/1/2019               2,600           26
Chesterfield County VA Mortgage Rev. (Brandermill Woods Project)      0.00%     7/1/2020               2,600           26
Chesterfield County VA Mortgage Rev. (Brandermill Woods Project)      0.00%     7/1/2021               2,600           26
Chesterfield County VA Mortgage Rev. (Brandermill Woods Project)     10.25%     7/1/2015 --            8,000        5,760
Chesterfield County VA Mortgage Rev. (Brandermill Woods Project)    10.625%     7/1/2016 --           10,400        7,488
                                                                                                                ---------
                                                                                                                   19,476
                                                                                                                ---------

WASHINGTON (2.4%)
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)       0.00%     6/1/2009 (1)           7,950        4,603
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)       0.00%     6/1/2010 (1)          19,550       10,662
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)       0.00%     6/1/2011 (1)          11,400        5,838
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)       0.00%     6/1/2012 (1)          19,650        9,431
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)       0.00%     6/1/2017 (1)          11,000        3,934
Port Auth. of Seattle WA GO                                           5.75%     5/1/2014              15,600       16,187
Washington GO VRDO                                                    4.05%     5/6/1998               8,400        8,400
                                                                                                                ---------
                                                                                                                   59,055
                                                                                                                ---------

WEST VIRGINIA (0.4%)
West Virginia State Building Comm. Rev.
   (Jail & Correction Facilities)                                     7.00%     7/1/2013 (1)           8,390       10,149
                                                                                                                ---------
-------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
   (COST $2,348,676)                                                                                            2,493,178
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.2%)
-------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                               90,065
Liabilities                                                                                                      (120,437)
                                                                                                                ---------
                                                                                                                  (30,372)
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS (100%)
-------------------------------------------------------------------------------------------------------------------------
Applicable to 227,814,847 outstanding $.001 par value shares
   (authorized 550,000,000 shares)                                                                             $2,462,806
=========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                          $10.81
=========================================================================================================================

*See Note A in Notes to Financial Statements.
+Securities with an aggregate value of $ 5,814,000 have been segregated as initial margin for open futures contracts.
For key to abbreviations and other references, see page 59.

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       AMOUNT         PER
                                                                                                        (000)       SHARE
-------------------------------------------------------------------------------------------------------------------------
AT APRIL 30, 1998, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------------------------------------------------
Paid in Capital                                                                                    $2,340,691      $10.28
Undistributed Net Investment Income                                                                        --          --
Overdistributed Net Realized Gains                                                                    (22,551)       (.10)
Unrealized Appreciation--Note F
     Investment Securities                                                                            144,502         .63
     Futures Contracts                                                                                    164          --
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                         $2,462,806      $10.81
=========================================================================================================================

KEY TO ABBREVIATIONS

BAN--Bond Anticipation Note.
COP--Certificate of Participation.
CP--Commercial Paper.
GO--General Obligation Bond.
IDA--Industrial Development Authority Bond.
IDR--Industrial Development Revenue Bond.
PCR--Pollution Control Revenue Bond.
PUT--Put Option Obligation.
RAN--Revenue Anticipation Note.
TAN--Tax Anticipation Note.
TOB--Tender Option Bond.
TRAN--Tax Revenue Anticipation Note.
VRDO--Variable Rate Demand Obligation.
(ETM)--Escrowed to Maturity.
(Prere.)--Prerefunded.
  -Non-Income-Producing Security--Interest Payments in Default. --Only partial interest was paid on the last interest payment date. ++Security purchased on a when-issued or delayed delivery basis for which the Portfolio has not taken delivery as of April 30, 1998.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC--Scheduled principal and interest payments are guaranteed by bank letter of credit.

                                                                    F952-4/1998